UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017

(Address of principal executive offices) (Zip code)

Lisa Snow, Esq.

c/o TIAA-CREF

730 Third Avenue,

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

TIAA-CREF Life Funds — Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2005

SHARES			VALUE
COMMON STOCKS - 100.62%
APPAREL AND OTHER TEXTILE PRODUCTS - 0.67%
4,545		Polo Ralph Lauren Corp	$176,346

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	176,346

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.72%
3,300		Lowe’s Cos	188,397

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	188,397

BUSINESS SERVICES - 10.16%
3,887		Adobe Systems, Inc	261,090
8,657		Automatic Data Processing, Inc	389,132
3,994	*	Electronic Arts, Inc	206,809
1,190		Equifax, Inc	36,521
1,674	*	Google, Inc (Class A)	302,174
6,131	*	McAfee, Inc	138,315
2,410	*	Mercury Interactive Corp	114,186
18,929		Microsoft Corp	457,514
8,332	*	Oracle Corp	103,983
6,283		SAP AG. (Spon ADR)	251,823
44	*	SoftBrands, Inc	78
1,765		Waste Management, Inc	50,920
10,208	*	Yahoo!, Inc	346,051

		TOTAL BUSINESS SERVICES	2,658,596

CHEMICALS AND ALLIED PRODUCTS - 16.08%
330		Abbott Laboratories	15,384
4,412	*	Amgen, Inc	256,822
792		Colgate-Palmolive Co	41,319
2,519	*	Forest Laboratories, Inc	93,077
4,280	*	Genentech, Inc	242,291
3,657	*	Gilead Sciences, Inc	130,921
14,109		Gillette Co	712,222
2,631	*	IVAX Corp	52,015
5,503		Lilly (Eli) & Co	286,706
2,997		Merck & Co, Inc	97,013
2,171		Monsanto Co	140,030
24,673		Pfizer, Inc	648,160
11,471		Procter & Gamble Co	607,963
21,247		Schering-Plough Corp	385,633
5,443	*	Sepracor, Inc	312,483
5,904		Teva Pharmaceutical Industries Ltd (Spon ADR)	183,024

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,205,063

COMMUNICATIONS - 1.23%
260	*	Level 3 Communications, Inc	536
1,920	*	Nextel Communications, Inc (Class A)	54,566
11,709		Sprint Corp	266,380
2	v*	Vast Solutions, Inc (Class B1)	—
2	v*	Vast Solutions, Inc (Class B2)	—
2	v*	Vast Solutions, Inc (Class B3)	—

		TOTAL COMMUNICATIONS	321,482

TIAA-CREF Life Funds — Growth Equity Fund

SHARES			VALUE
DEPOSITORY INSTITUTIONS - 0.08%
481		Fifth Third Bancorp	$20,673

		TOTAL DEPOSITORY INSTITUTIONS	20,673

EATING AND DRINKING PLACES - 0.44%
3,171	*	Brinker International, Inc	114,854

		TOTAL EATING AND DRINKING PLACES	114,854

EDUCATIONAL SERVICES - 1.07%
8,154	*	Career Education Corp	279,356

		TOTAL EDUCATIONAL SERVICES	279,356

ELECTRIC, GAS, AND SANITARY SERVICES - 0.82%
1,150		Dominion Resources, Inc	85,595
1,767		Exelon Corp	81,088
1,402		PG&E Corp	47,808

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	214,491

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.62%
480		General Electric Co	17,309
792		Harman International Industries, Inc	70,060
22,028		Intel Corp	511,710
3,811	*	Marvell Technology Group Ltd	146,114
3,485		Maxim Integrated Products, Inc	142,432
1,759		Maytag Corp	24,573
25,900		Motorola, Inc	387,723
15,883		National Semiconductor Corp	327,349
6,569	*	Novellus Systems, Inc	175,589
17,081		Qualcomm, Inc	626,019
11,535		Taiwan Semiconductor Manufacturing Co Ltd (Spon ADR)	97,817
8,569		Xilinx, Inc	250,472

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,777,167

ENGINEERING AND MANAGEMENT SERVICES - 1.18%
4,894	*	Accenture Ltd (Class A)	118,190
4,410		Halliburton Co	190,732

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	308,922

FABRICATED METAL PRODUCTS - 0.63%
1,834		Illinois Tool Works, Inc	164,198

		TOTAL FABRICATED METAL PRODUCTS	164,198

FOOD AND KINDRED PRODUCTS - 3.97%
1,070		Anheuser-Busch Cos, Inc	50,707
1,767		Campbell Soup Co	51,279
3,524		Coca-Cola Co	146,845
3,821	*	Constellation Brands, Inc (Class A)	202,016
11,068		PepsiCo, Inc	586,936

		TOTAL FOOD AND KINDRED PRODUCTS	1,037,783

FURNITURE AND FIXTURES - 0.07%
344		Hillenbrand Industries, Inc	19,082

		TOTAL FURNITURE AND FIXTURES	19,082

TIAA-CREF Life Funds — Growth Equity Fund

SHARES			VALUE
FURNITURE AND HOMEFURNISHINGS STORES - 1.40%
10,006	*	Bed Bath & Beyond, Inc	$365,619

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	365,619

GENERAL MERCHANDISE STORES - 4.51%
8,054	*	Kohl’s Corp	415,828
9,383		Target Corp	469,338
5,909		Wal-Mart Stores, Inc	296,100

		TOTAL GENERAL MERCHANDISE STORES	1,181,266

HEALTH SERVICES - 2.80%
4,123	*	Express Scripts, Inc	359,484
9,416		Health Management Associates, Inc (Class A)	246,511
2,576	*	Medco Health Solutions, Inc	127,692

		TOTAL HEALTH SERVICES	733,687

HOLDING AND OTHER INVESTMENT OFFICES - 0.68%
3,812		iShares Russell 1000 Growth Index Fund	178,668

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	178,668

HOTELS AND OTHER LODGING PLACES - 1.89%
1,208	*	Las Vegas Sands Corp	54,360
7,318		Starwood Hotels & Resorts Worldwide, Inc	439,300

		TOTAL HOTELS AND OTHER LODGING PLACES	493,660

INDUSTRIAL MACHINERY AND EQUIPMENT - 12.82%
7,850		3M Co	672,666
2,216	*	Apple Computer, Inc	92,341
16,855		Applied Materials, Inc	273,894
4,865		Baker Hughes, Inc	216,444
218		Caterpillar, Inc	19,934
54,973	*	Cisco Systems, Inc	983,467
376	*	Cooper Cameron Corp	21,511
19,553	*	Dell, Inc	751,226
2,294		Eaton Corp	150,028
3,665	*	EMC Corp	45,153
4,558	*	Network Appliance, Inc	126,074

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,352,738

INSTRUMENTS AND RELATED PRODUCTS - 6.34%
2,839		Biomet, Inc	103,056
3,172		Guidant Corp	234,411
9,976		Medtronic, Inc	508,277
12,866	*	St. Jude Medical, Inc	463,176
4,480	*	Zimmer Holdings, Inc	348,589

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,657,509

INSURANCE AGENTS, BROKERS AND SERVICE - 0.69%
5,976		Marsh & McLennan Cos, Inc	181,790

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	181,790

TIAA-CREF Life Funds — Growth Equity Fund

SHARES			VALUE
INSURANCE CARRIERS - 2.60%
3,152		Aetna, Inc	$236,242
4,035		American International Group, Inc	223,579
2,410		Progressive Corp	221,142

		TOTAL INSURANCE CARRIERS	680,963

MISCELLANEOUS RETAIL - 1.92%
7,062	*	eBay, Inc	263,130
7,584		Staples, Inc	238,365

		TOTAL MISCELLANEOUS RETAIL	501,495

MOTION PICTURES - 2.79%
3,931	*	DreamWorks Animation SKG, Inc (Class A)	160,031
20,228		News Corp (Class A)	342,258
12,914	*	Time Warner, Inc	226,640

		TOTAL MOTION PICTURES	728,929

NONDEPOSITORY INSTITUTIONS - 4.12%
10,088		American Express Co	518,220
3,965		Fannie Mae	215,894
863		Freddie Mac	54,542
11,782		MBNA Corp	289,248

		TOTAL NONDEPOSITORY INSTITUTIONS	1,077,904

OIL AND GAS EXTRACTION - 0.44%
20	*	Magnum Hunter Resources, Inc	322
779		Pogo Producing Co	38,358
1,968		Tidewater, Inc	76,477

		TOTAL OIL AND GAS EXTRACTION	115,157

PETROLEUM AND COAL PRODUCTS - 0.15%
651		ExxonMobil Corp	38,800

		TOTAL PETROLEUM AND COAL PRODUCTS	38,800

SECURITY AND COMMODITY BROKERS - 1.56%
2,401		Goldman Sachs Group, Inc	264,086
2,501		Morgan Stanley	143,182

		TOTAL SECURITY AND COMMODITY BROKERS	407,268

TRANSPORTATION BY AIR - 0.44%
8,128		Southwest Airlines Co	115,743

		TOTAL TRANSPORTATION BY AIR	115,743

TRANSPORTATION EQUIPMENT - 1.76%
961		General Dynamics Corp	102,875
2,486		Northrop Grumman Corp	134,194
2,188		United Technologies Corp	222,432

		TOTAL TRANSPORTATION EQUIPMENT	459,501

TRUCKING AND WAREHOUSING - 0.48%
1,734		United Parcel Service, Inc (Class B)	126,131

		TOTAL TRUCKING AND WAREHOUSING	126,131

TIAA-CREF Life Funds — Growth Equity Fund

SHARES		VALUE
WATER TRANSPORTATION - 1.50%
3,761	Carnival Corp	$194,857
4,403	Royal Caribbean Cruises Ltd	196,770

	TOTAL WATER TRANSPORTATION	391,627

WHOLESALE TRADE-DURABLE GOODS - 3.86%
15,042	Johnson & Johnson	1,010,221

	TOTAL WHOLESALE TRADE-DURABLE GOODS	1,010,221

WHOLESALE TRADE-NONDURABLE GOODS - 0.13%
966	Sysco Corp	34,583

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	34,583

	TOTAL COMMON STOCKS (Cost $27,999,959)	26,319,669

	TOTAL PORTFOLIO - 100.62% (Cost $27,999,959)	26,319,669
	OTHER ASSETS AND LIABILITIES, NET - (0.62%)	(162,912)

	NET ASSETS - 100.00%	$26,156,757

*	Non-income producing

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2005

SHARES			VALUE
COMMON STOCKS - 99.66%
APPAREL AND ACCESSORY STORES - 0.80%
8,000		Gap, Inc	$174,720
3,400	*	Payless Shoesource, Inc	53,686
5,800		TJX Cos, Inc	142,854

		TOTAL APPAREL AND ACCESSORY STORES	371,260

APPAREL AND OTHER TEXTILE PRODUCTS - 0.04%
300		VF Corp	17,742

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	17,742

AUTO REPAIR, SERVICES AND PARKING - 0.03%
750	*	PHH Corp	16,403

		TOTAL AUTO REPAIR, SERVICES AND PARKING	16,403

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.82%
9,096		Home Depot, Inc	347,831
1,200		Louisiana-Pacific Corp	30,168

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	377,999

BUSINESS SERVICES - 6.59%
3,534		Acxiom Corp	73,967
400	*	Alliance Data Systems Corp	16,160
1,184	*	Aspect Communications Corp	12,325
700		Automatic Data Processing, Inc	31,465
800	*	BEA Systems, Inc	6,376
2,800	*	BMC Software, Inc	42,000
300		Catalina Marketing Corp	7,770
8,000		Cendant Corp	164,320
1,400		Computer Associates International, Inc	37,940
3,000	*	Computer Sciences Corp	137,550
3,000		Deluxe Corp	119,580
10,843	*	Earthlink, Inc	97,587
1,100		Electronic Data Systems Corp	22,737
4,000		First Data Corp	157,240
7,000	*	Ipass, Inc	42,840
43,300		Microsoft Corp	1,046,561
14,150	*	Oracle Corp	176,592
6,600	*	Parametric Technology Corp	36,894
1,965	*	Pixar	191,686
2,000	*	Rent-A-Center, Inc	54,620
46,000	*	Sun Microsystems, Inc	185,840
1,200	*	SunGard Data Systems, Inc	41,400
2,000	*	Symantec Corp	42,660
1,785	*	TeleTech Holdings, Inc	23,062
14,400	*	Unisys Corp	101,664

TIAA-CREF Life Funds — Growth & Income Fund

SHARES			VALUE
2,500	*	United Online, Inc	$26,175
1,688	*	Veritas Software Corp	39,195
1,693		Waste Management, Inc	48,843
2,000	*	Yahoo!, Inc	67,800

		TOTAL BUSINESS SERVICES	3,052,849

CHEMICALS AND ALLIED PRODUCTS – 8.18%
5,000		Abbott Laboratories	233,100
4,400		Alpharma, Inc (Class A)	54,208
7,244	*	Amgen, Inc	421,673
753	*	Amylin Pharmaceuticals, Inc	13,170
1,000	*	Biogen Idec, Inc	34,510
1,400		Bristol-Myers Squibb Co	35,644
3,000		Clorox Co	188,970
382		Eastman Chemical Co	22,538
255	*	Eyetech Pharmaceuticals, Inc	7,013
4,000	*	Forest Laboratories, Inc	147,800
814	*	Gilead Sciences, Inc	29,141
4,150		Gillette Co	209,492
3,900		H.B. Fuller Co	113,100
1,000	*	Hospira, Inc	32,270
1,133	*	IVAX Corp	22,400
261		Lilly (Eli) & Co	13,598
1,600		Lyondell Chemical Co	44,672
1,000		MacDermid, Inc	32,500
13,400		Merck & Co, Inc	433,758
800		Monsanto Co	51,600
33,300		Pfizer, Inc	874,791
1,500		PPG Industries, Inc	107,280
12,300		Procter & Gamble Co	651,900
300		Wyeth	12,654

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,787,782

COMMUNICATIONS – 4.29%
1,000		Alltel Corp	54,850
9,533		AT&T Corp	178,744
129		Clear Channel Communications, Inc	4,447
5,707	*	Comcast Corp (Class A)	192,782
1,200		EchoStar Communications Corp (Class A)	35,100
18,005	*	Lucent Technologies, Inc	49,514
5,000	*	Nextel Communications, Inc (Class A)	142,100
3,400	*	Premiere Global Services, Inc	38,488
25,600	*	Qwest Communications International, Inc	94,720
14,023		SBC Communications, Inc	332,205
9,350		Sprint Corp	212,712
11,152		Verizon Communications, Inc	395,896
1,614		Viacom, Inc (Class A)	56,554
5,701		Viacom, Inc (Class B)	198,566

		TOTAL COMMUNICATIONS	1,986,678

TIAA-CREF Life Funds — Growth & Income Fund

SHARES			VALUE
DEPOSITORY INSTITUTIONS - 9.50%
1,093		AmSouth Bancorp	$28,363
22,412		Bank of America Corp	988,369
1,000		Bank of New York Co, Inc	29,050
600		BB&T Corp	23,448
26,678		Citigroup, Inc	1,198,909
2,000		Fifth Third Bancorp	85,960
15,211		JPMorgan Chase & Co	526,301
138		KeyCorp	4,478
5,096		North Fork Bancorp, Inc	141,363
900		Sovereign Bancorp, Inc	19,944
500		SunTrust Banks, Inc	36,035
9,902		U.S. Bancorp	285,376
8,100		Wachovia Corp	412,371
10,340		Wells Fargo & Co	618,332

		TOTAL DEPOSITORY INSTITUTIONS	4,398,299

EATING AND DRINKING PLACES - 0.55%
600	*	Brinker International, Inc	21,732
2,800		Darden Restaurants, Inc	85,904
4,800		McDonald’s Corp	149,472

		TOTAL EATING AND DRINKING PLACES	257,108

ELECTRIC, GAS, AND SANITARY SERVICES - 2.66%
1,000	*	AES Corp	16,380
539		Ameren Corp	26,417
2,200		American Electric Power Co, Inc	74,932
800		Cinergy Corp	32,416
2,000		Dominion Resources, Inc	148,860
500		DTE Energy Co	22,740
5,000		Exelon Corp	229,450
4,300		FirstEnergy Corp	180,385
13		NiSource, Inc	296
2,000		Pinnacle West Capital Corp	85,020
1,100		Progress Energy, Inc	46,145
224	v*	Progress Energy, Inc (Cvo)	2
2,000		Public Service Enterprise Group, Inc	108,780
3,000		Republic Services, Inc	100,440
5,000		Southern Co	159,150

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,231,413

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.97%
932		American Power Conversion Corp	24,335
3,000	*	AMIS Holdings, Inc	33,870
2,340	*	Atheros Communications, Inc	24,032
4,000		Emerson Electric Co	259,720
1,899	*	Freescale Semiconductor, Inc (Class B)	32,758
47,500		General Electric Co	1,712,850
37,527		Intel Corp	871,752
500	*	JDS Uniphase Corp	835
4,000	*	Marvell Technology Group Ltd	153,360
189		Maytag Corp	2,640

TIAA-CREF Life Funds — Growth & Income Fund

SHARES			VALUE
9,200		Motorola, Inc	$137,724
9,000	*	PMC-Sierra, Inc	79,200
1,700		Qualcomm, Inc	62,305
1,000		Rockwell Collins, Inc	47,590
6,000	*	Tellabs, Inc	43,800
7,960		Texas Instruments, Inc	202,900

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,689,671

ENGINEERING AND MANAGEMENT SERVICES - 0.39%
4,000		Halliburton Co	173,000
300	*	Hewitt Associates, Inc	7,980

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	180,980

FABRICATED METAL PRODUCTS - 0.80%
3,200		Illinois Tool Works, Inc	286,496
1,200		Silgan Holdings, Inc	77,976
200		Snap-On, Inc	6,358

		TOTAL FABRICATED METAL PRODUCTS	370,830

FOOD AND KINDRED PRODUCTS - 4.00%
6,000		Anheuser-Busch Cos, Inc	284,340
4,000		Archer Daniels Midland Co	98,320
900	*	Boston Beer Co, Inc (Class A)	19,710
1,300		Campbell Soup Co	37,726
6,277		Coca-Cola Co	261,563
4,300		Coca-Cola Enterprises, Inc	88,236
948		Conagra Foods, Inc	25,615
541		General Mills, Inc	26,590
400		H.J. Heinz Co	14,736
10,000		Pepsi Bottling Group, Inc	278,500
3,200		PepsiAmericas Inc	72,512
9,122		PepsiCo, Inc	483,740
3,000		Pilgrim’s Pride Corp	107,160
501		Sanderson Farms, Inc	21,648
2,000		Tyson Foods, Inc (Class A)	33,360

		TOTAL FOOD AND KINDRED PRODUCTS	1,853,756

FOOD STORES - 0.42%
2,600		Albertson’s, Inc	53,690
7,629	*	Safeway, Inc	141,365
300	b*	Winn-Dixie Stores, Inc	279

		TOTAL FOOD STORES	195,334

FORESTRY - 0.03%
200		Weyerhaeuser Co	13,700

		TOTAL FORESTRY	13,700

FURNITURE AND HOMEFURNISHINGS STORES - 0.38%
3,000		Best Buy Co, Inc	162,030
800		Circuit City Stores, Inc (Circuit City Group)	12,840

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	174,870

TIAA-CREF Life Funds — Growth & Income Fund

SHARES			VALUE
GENERAL BUILDING CONTRACTORS - 0.00%
2	*	Cavco Industries, Inc	$48

		TOTAL GENERAL BUILDING CONTRACTORS	48

GENERAL MERCHANDISE STORES - 2.44%
825		Costco Wholesale Corp	36,448
2,000		Dillard’s, Inc (Class A)	53,800
2,800		Federated Department Stores, Inc	178,192
2,000		J.C. Penney Co, Inc	103,840
1,236		May Department Stores Co	45,757
14,200		Wal-Mart Stores, Inc	711,562

		TOTAL GENERAL MERCHANDISE STORES	1,129,599

HEALTH SERVICES - 0.43%
750		HCA, Inc	40,177
3,000	*	Kindred Healthcare, Inc	105,300
1,233	*	Magellan Health Services, Inc	41,984
900	*	Tenet Healthcare Corp	10,377

		TOTAL HEALTH SERVICES	197,838

HOLDING AND OTHER INVESTMENT OFFICES - 0.78%
300	*	4Kids Entertainment, Inc	6,633
1,700		American Home Mortgage Investment Corp	48,688
700		Apartment Investment & Management Co (Class A)	26,040
200		Equity Residential	6,442
380		SPDR Trust Series 1	44,825
5,772		Washington Mutual, Inc	227,994

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	360,622

HOTELS AND OTHER LODGING PLACES - 0.33%
2,000		Marriott International, Inc (Class A)	133,720
300		Starwood Hotels & Resorts Worldwide, Inc	18,009

		TOTAL HOTELS AND OTHER LODGING PLACES	151,729

INDUSTRIAL MACHINERY AND EQUIPMENT - 9.33%
4,072		3M Co	348,930
7,500	*	AGCO Corp	136,875
3,000		American Standard Cos, Inc	139,440
6,056	*	Apple Computer, Inc	252,354
2,000		Applied Materials, Inc	32,500
7,960		Baker Hughes, Inc	354,140
29,956	*	Cisco Systems, Inc	535,913
1,000		Cummins, Inc	70,350
14,823	*	Dell, Inc	569,500
4,900		Dover Corp	185,171
5,469	*	Emulex Corp	103,036
9,735		Hewlett-Packard Co	213,586
9,903		International Business Machines Corp	904,936
621	*	Lexmark International, Inc	49,661
4,800	*	Solectron Corp	16,656

TIAA-CREF Life Funds — Growth & Income Fund

SHARES			VALUE
1,000	*	Terex Corp	$43,300
8,000		Tyco International Ltd	270,400
4,000	*	Western Digital Corp	51,000
3,000	*	Xerox Corp	45,450

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,323,198

INSTRUMENTS AND RELATED PRODUCTS - 2.65%
4,000	*	Agilent Technologies, Inc	88,800
3,000		Applera Corp (Applied Biosystems Group)	59,220
6,000		Becton Dickinson & Co	350,520
1,000		Biomet, Inc	36,300
4,728	*	Boston Scientific Corp	138,483
1,300		Guidant Corp	96,070
1,000		KLA-Tencor Corp	46,010
5,900		Medtronic, Inc	300,605
3,600	*	Orbital Sciences Corp	34,848
2,400	*	Thermo Electron Corp	60,696
200	*	Zimmer Holdings, Inc	15,562

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,227,114

INSURANCE AGENTS, BROKERS AND SERVICE - 0.05%
1,000		AON Corp	22,840

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	22,840

INSURANCE CARRIERS - 7.45%
4,502		Aetna, Inc	337,425
4,200		Aflac, Inc	156,492
2,000		American Financial Group, Inc	61,600
8,426		American International Group, Inc	466,885
200		AmerUs Group Co	9,450
4,000		Berkley (W.R.) Corp	198,400
4,000		Chubb Corp	317,080
1,100	*	CNA Financial Corp	30,866
2,000		Everest Re Group Ltd	170,220
400		HCC Insurance Holdings, Inc	14,464
3,000	*	Humana, Inc	95,820
2,700		Lincoln National Corp	121,878
1,100		Loews Corp	80,894
4,700		MetLife, Inc	183,770
6,952		Principal Financial Group	267,582
2,400		Protective Life Corp	94,320
2,600		Reinsurance Group of America, Inc	110,708
2,800		RenaissanceRe Holdings Ltd	130,760
791		Safeco Corp	38,530
1,939		St. Paul Travelers Cos, Inc	71,219
400		Transatlantic Holdings, Inc	26,488
4,118		UnitedHealth Group, Inc	392,775
602	*	WellPoint, Inc	75,461

		TOTAL INSURANCE CARRIERS	3,453,087

TIAA-CREF Life Funds — Growth & Income Fund

SHARES			VALUE
METAL MINING - 1.16%
3,682	*	Inco Ltd	$146,544
2,000		Newmont Mining Corp	84,500
3,000		Phelps Dodge Corp	305,190

		TOTAL METAL MINING	536,234

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.29%
6,500		Hasbro, Inc	132,925

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	132,925

MISCELLANEOUS RETAIL - 1.84%
1,300	*	Barnes & Noble, Inc	44,837
1,922	*	eBay, Inc	71,614
5,000		Michaels Stores, Inc	181,500
1,000	*	Office Depot, Inc	22,180
700	*	Petco Animal Supplies, Inc	25,767
924	*	Sears Holdings Corp	123,049
4,000		Staples, Inc	125,720
900	*	Toys ‘R’ Us, Inc	23,184
5,300		Walgreen Co	235,426

		TOTAL MISCELLANEOUS RETAIL	853,277

MOTION PICTURES - 2.08%
1,000	*	Hollywood Entertainment Corp	13,170
8,400		News Corp (Class A)	142,128
17,687	*	Time Warner, Inc	310,407
17,302		Walt Disney Co	497,086

		TOTAL MOTION PICTURES	962,791

NONDEPOSITORY INSTITUTIONS - 2.27%
7,638		American Express Co	392,364
2,000		Capital One Financial Corp	149,540
3,028		Countrywide Financial Corp	98,289
4,651		Fannie Mae	253,247
1,000		Freddie Mac	63,200
3,924		MBNA Corp	96,334

		TOTAL NONDEPOSITORY INSTITUTIONS	1,052,974

NONMETALLIC MINERALS, EXCEPT FUELS - 0.32%
2,600		Vulcan Materials Co	147,758

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	147,758

OIL AND GAS EXTRACTION - 1.00%
2,664		Burlington Resources, Inc	133,387
4,000		Devon Energy Corp	191,000
3,000		Marathon Oil Corp	140,760

		TOTAL OIL AND GAS EXTRACTION	465,147

PAPER AND ALLIED PRODUCTS - 1.14%
2,900		Greif, Inc (Class A)	202,072
4,000		Kimberly-Clark Corp	262,920
600		MeadWestvaco Corp	19,092

TIAA-CREF Life Funds — Growth & Income Fund

SHARES			VALUE
263		OfficeMax, Inc	$8,811
2,220	*	Smurfit-Stone Container Corp	34,343

		TOTAL PAPER AND ALLIED PRODUCTS	527,238

PETROLEUM AND COAL PRODUCTS – 6.44%
2,000		Amerada Hess Corp	192,420
9,504		ChevronTexaco Corp	554,178
2,300		ConocoPhillips	248,032
30,145		ExxonMobil Corp	1,796,642
1,000		Sunoco, Inc	103,520
1,200		Valero Energy Corp	87,924

		TOTAL PETROLEUM AND COAL PRODUCTS	2,982,716

PRIMARY METAL INDUSTRIES – 0.15%
3,000	*	Andrew Corp	35,130
2,200	*	CommScope, Inc	32,912

		TOTAL PRIMARY METAL INDUSTRIES	68,042

PRINTING AND PUBLISHING – 0.29%
5,200		American Greetings Corp (Class A)	132,496

		TOTAL PRINTING AND PUBLISHING	132,496

RAILROAD TRANSPORTATION – 0.42%
2,000		CSX Corp	83,300
3,000		Norfolk Southern Corp	111,150

		TOTAL RAILROAD TRANSPORTATION	194,450

SECURITY AND COMMODITY BROKERS – 1.62%
1,000		Bear Stearns Cos, Inc	99,900
1,000		Blackrock, Inc	74,930
400		Goldman Sachs Group, Inc	43,996
2,683	*	Instinet Group, Inc	15,776
2,000		Legg Mason, Inc	156,280
700		Lehman Brothers Holdings, Inc	65,912
2,000		Merrill Lynch & Co, Inc	113,200
3,000		Morgan Stanley	171,750
231	*	Piper Jaffray Cos	8,452

		TOTAL SECURITY AND COMMODITY BROKERS	750,196

SPECIAL TRADE CONTRACTORS – 0.09%
900	*	EMCOR Group, Inc	42,138

		TOTAL SPECIAL TRADE CONTRACTORS	42,138

STONE, CLAY, AND GLASS PRODUCTS – 0.19%
8,000	*	Corning, Inc	89,040

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	89,040

TOBACCO PRODUCTS – 1.33%
7,600		Altria Group, Inc	496,964
1,200		Reynolds American, Inc	96,708
400		UST, Inc	20,680

		TOTAL TOBACCO PRODUCTS	614,352

TIAA-CREF Life Funds — Growth & Income Fund

SHARES			VALUE
TRANSPORTATION BY AIR - 1.43%
1,200	*	Alaska Air Group, Inc	$35,328
3,300	*	AMR Corp	35,310
7,600	*	Continental Airlines, Inc (Class B)	91,504
9,400	*	ExpressJet Holdings, Inc	107,254
3,500		FedEx Corp	328,825
3,400	*	Northwest Airlines Corp	22,746
2,800		Southwest Airlines Co	39,872

		TOTAL TRANSPORTATION BY AIR	660,839

TRANSPORTATION EQUIPMENT - 1.58%
307		Autoliv, Inc	14,629
2,000		Boeing Co	116,920
13,000		Ford Motor Co	147,290
1,000		General Dynamics Corp	107,050
1,800		Lockheed Martin Corp	109,908
200		Northrop Grumman Corp	10,796
1,100	*	TRW Automotive Holdings Corp	21,373
2,000		United Technologies Corp	203,320

		TOTAL TRANSPORTATION EQUIPMENT	731,286

TRANSPORTATION SERVICES - 0.05%
1,000		Sabre Holdings Corp	21,880

		TOTAL TRANSPORTATION SERVICES	21,880

TRUCKING AND WAREHOUSING - 0.61%
2,000		CNF, Inc	93,580
2,600		United Parcel Service, Inc (Class B)	189,124

		TOTAL TRUCKING AND WAREHOUSING	282,704

WATER TRANSPORTATION - 0.22%
2,000		Carnival Corp	103,620

		TOTAL WATER TRANSPORTATION	103,620

WHOLESALE TRADE-DURABLE GOODS - 2.45%
16,165		Johnson & Johnson	1,085,641
811		W.W. Grainger, Inc	50,501

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,136,142

TIAA-CREF Life Funds — Growth & Income Fund

SHARES		VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 1.78%
5,000	AmerisourceBergen Corp	$286,450
731	Brown-Forman Corp (Class B)	40,022
4,000	Cardinal Health, Inc	223,200
1,000	DIMON, Inc	6,250
6,000	McKesson Corp	226,500
1,300	Supervalu, Inc	43,355

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	825,777

	TOTAL COMMON STOCKS (Cost $46,864,259)	46,156,771

	TOTAL PORTFOLIO - 99.66% (Cost $46,864,259)	46,156,771
	OTHER ASSETS AND LIABILITIES, NET – 0.34%	157,926

	NET ASSETS – 100.00%	$46,314,697

*	Non-income producing

b	In bankruptcy

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF LIFE FUNDS

International Equity Fund

Summary By Country (Unaudited)

March 31, 2005

	VALUE	%
DOMESTIC
UNITED STATES	$632,821	1.09

TOTAL DOMESTIC	632,821	1.09

FOREIGN
AUSTRALIA	2,837,805	4.89
AUSTRIA	61,941	0.11
BELGIUM	64,859	0.11
BERMUDA	11,181	0.02
CHINA	567,234	0.98
CZECH REPUBLIC	69,573	0.12
DENMARK	41,756	0.07
FINLAND	426,963	0.74
FRANCE	5,224,113	9.00
GERMANY	5,050,976	8.71
GREECE	621,015	1.07
HONG KONG	320,808	0.55
INDIA	307,684	0.53
IRELAND	880,248	1.52
ITALY	2,923,823	5.04
JAPAN	11,970,261	20.63
NETHERLANDS	1,533,752	2.64
NEW ZEALAND	75,206	0.13
NORWAY	139,857	0.24
PORTUGAL	63,785	0.11
SINGAPORE	257,214	0.44
SPAIN	2,259,339	3.89
SWEDEN	1,022,229	1.76
SWITZERLAND	9,512,958	16.40
UNITED KINGDOM	11,144,000	19.21

TOTAL FOREIGN	57,388,580	98.91

TOTAL PORTFOLIO	$58,021,401	100.00%

TIAA-CREF Life Funds — International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2005

SHARES			VALUE
PREFERRED STOCKS - 0.03%
INDUSTRIAL MACHINERY AND EQUIPMENT - 0.02%
175		Rheinmetall AG.	$9,325

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,325

INSTRUMENTS AND RELATED PRODUCTS - 0.01%
152		Fresenius Medical Care AG.	8,781

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,781

		TOTAL PREFERRED STOCKS (Cost $17,426)	18,106

COMMON STOCKS - 99.58%
APPAREL AND ACCESSORY STORES - 0.01%
157		Hennes & Mauritz AB (B Shs)	5,417

		TOTAL APPAREL AND ACCESSORY STORES	5,417

APPAREL AND OTHER TEXTILE PRODUCTS - 0.21%
50,000		Toyobo Co Ltd	122,008

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	122,008

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.39%
1,800		Autobacs Seven Co Ltd	58,227
35,000		Fuji Heavy Industries Ltd	171,466

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	229,693

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.51%
41,888		Wolseley plc	876,999

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	876,999

BUSINESS SERVICES - 3.70%
6	*	Access Co Ltd	155,946
253	*	Atos Origin	17,148
386	*	Business Objects	10,359
725	*	Cap Gemini S.A.	25,347
3,798		Capita Group plc	26,984
61,969		Cintra Concesiones de Infraestructuras de Transporte S.A.	668,466
329		Dassault Systemes S.A.	15,564
3,100		Diamond Lease Co Ltd	120,858
6,609		Group 4 Securicor plc	17,109
9,962		Hays plc	25,036
8,400	*	Matsui Securities Co Ltd (When Issued)	110,026
3,010		Misys plc	12,598
3,000		Oracle Corp Japan	139,118
210		Rakuten, Inc	183,573
2,513		Rentokil Initial plc	7,693
1,194		SAP AG.	192,902
4,000		Secom Co Ltd	166,791
1,729		Securitas AB (B Shs)	27,740
2,495		Serco Group plc	11,515

TIAA-CREF Life Funds — INTERNATIONAL EQUITY FUND

SHARES			VALUE
4,200		Sumisho Lease Co Ltd	$156,675
2,000		Tata Consultancy Services Ltd	65,625

		TOTAL BUSINESS SERVICES	2,157,073

CHEMICALS AND ALLIED PRODUCTS - 9.73%
2,303		BOC Group plc	44,344
4,364		Boots Group plc	51,415
23,910		GlaxoSmithKline plc	548,037
12,250	*	Global Bio-Chem Technology Group Co Ltd Wts 05/31/07	408
6,836		Imperial Chemical Industries plc	34,554
2,800		JSR Corp	55,367
2,970		Kose Corp	113,846
4,108		Lonza Group AG. (Regd)	252,291
8,035		Merck KGaA	574,348
21,000		Nippon Paint Co Ltd	77,945
11,833		Novartis AG. (Regd)	553,974
123		Omega Pharma S.A.	6,359
414		Orion Oyj	6,360
767	*	Qiagen NV	9,111
31,326		Reckitt Benckiser plc	995,636
16,119		Sanofi-Aventis	1,362,736
8,600		Shin-Etsu Chemical Co Ltd	326,440
3,000		Taisho Pharmaceutical Co Ltd	63,949
7,700		Takeda Pharmaceutical Co Ltd	367,866
51,000		Teijin Ltd	218,381
864		Zeltia S.A.	7,254

		TOTAL CHEMICALS AND ALLIED PRODUCTS	5,670,621

COMMUNICATIONS - 5.28%
946		Belgacom S.A.	39,220
52,234		BT Group plc	202,831
13,709		Cable & Wireless plc	33,482
3,700		Cesky Telecom AS	69,573
660		Cosmote Mobile Telecommunications S.A.	11,683
7,721		Deutsche Telekom AG. (Regd)	154,533
2,759		Eircom Group plc	7,279
792		Elisa Oyj	13,484
37,602		Ericsson (LM) (B Shs)	106,242
1,410		Hellenic Telecommunications Organization S.A.	24,959
13	*	Jupiter Telecommunications Co	10,392
95		KDDI Corp	471,625
48,998		KPN NV	439,394
1,035	*	Marconi Corp plc	10,541
154	*	Marconi Corp plc Wts 05/19/07	39
292	*	Modern Times Group AB (B Shs)	8,872
4,737		Portugal Telecom SGPS S.A. (Regd)	55,654
78		SKY Perfect Communications, Inc	60,819
572		Tele2 AB (B Shs)	18,963
7,817		Telecom Corp of New Zealand Ltd	33,773
17,572		Telefonica S.A.	306,935
1,598		Telekom Austria AG.	31,360
4,574		Telenor ASA	41,289
10,085		TeliaSonera AB	60,139
213,152		Vodafone Group plc	565,894
11,264		Vodafone Group plc (Spon ADR)	299,172

		TOTAL COMMUNICATIONS	3,078,147

TIAA-CREF Life Funds — International Equity Fund

SHARES			VALUE
DEPOSITORY INSTITUTIONS - 14.92%
143,311		Banca Intesa S.p.A.	$730,116
1,986		Banco BPI S.A. (Regd)	8,130
3,061		Bank of Ireland (London)	48,455
29,736	*	Bayerische Hypo-und Vereinsbank AG.	729,257
10,019		DBS Group Holdings Ltd	90,513
52,001		Depfa Bank plc	824,514
7,472		Deutsche Bank AG. (Regd)	646,266
6,500		Hang Seng Bank Ltd	86,257
41,358		HSBC Holdings plc (United Kingdom)	654,116
47		Mitsubishi Tokyo Financial Group, Inc	408,657
40		Mizuho Financial Group, Inc	189,604
5,100		National Bank of Greece S.A.	172,996
12,442		Nordea Bank AB (Sweden)	126,307
42,272		Royal Bank of Scotland Group plc	1,345,130
71,000		Shinsei Bank Ltd	404,918
2,707		Skandinaviska Enskilda Banken (A Shs)	51,502
22		Sumitomo Mitsui Financial Group Inc	149,327
34,000		Sumitomo Trust & Banking Co Ltd	222,195
3,128		Suncorp-Metway Ltd	47,014
3,190		Svenska Handelsbanken AB (A Shs)	75,638
19,831		UBS AG. (Regd)	1,680,452

		TOTAL DEPOSITORY INSTITUTIONS	8,691,364

EDUCATIONAL SERVICES - 0.11%
1,900		Benesse Corp	64,660

		TOTAL EDUCATIONAL SERVICES	64,660

ELECTRIC, GAS, AND SANITARY SERVICES - 2.58%
338		Aguas de Barcelona S.A. (A Shs)	7,332
18,128		Australian Gas Light Co Ltd	199,125
20,528		BG Group plc	159,523
12,098		Centrica plc	52,750
30,000		Hong Kong & China Gas Co Ltd	59,043
8,451		International Power plc	28,625
2,156		Kelda Group plc	24,362
11,846		National Grid Transco plc	109,739
151,560		Nissin Co Ltd	354,245
4,982		Scottish & Southern Energy plc	82,984
10,804		Scottish Power plc	83,498
1,984		Severn Trent plc	34,303
8,000		Tata Power Co Ltd	65,480
3,198		United Utilities plc	38,131
1,775		United Utilities plc (A Shs)	15,110
348,000	*	Xinao Gas Holdings Ltd	187,400

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,501,650

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.32%
1,040		Advantest Corp	79,925
25,289	*	Alstom	21,692
1		ARM Holdings plc	2
1,488		Electrocomponents plc	6,959
1,632		Electrolux AB Series B	38,117
800		Hirose Electric Co Ltd	81,900
4,828		Kidde plc	15,235
4,900		Kyocera Corp	350,458
4,500		Melco Holdings, Inc	99,500
162		Mobistar S.A.	14,264

TIAA-CREF Life Funds — International Equity Fund

SHARES			VALUE
4,000		Nippon Electric Glass Co Ltd	$57,779
25,620		Nokia Oyj	398,233
1,300		Rohm Co Ltd	125,795
7,000		Satyam Computer Services Ltd	65,487
11,000		Sharp Corp	166,810
52,391		STMicroelectronics NV	874,275
11,000		Sumitomo Electric Industries Ltd	117,343

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,513,774

FABRICATED METAL PRODUCTS - 0.20%
1,691		Assa Abloy AB (B Shs)	24,009
12,000		NHK Spring Co Ltd	83,919
2,503		Novar plc	8,809

		TOTAL FABRICATED METAL PRODUCTS	116,737

FOOD AND KINDRED PRODUCTS - 3.21%
6,544		Cadbury Schweppes plc	65,599
10,956		Coca-Cola Amatil Ltd	72,715
112,000		Global Bio-Chem Technology Group Co Ltd	70,365
7,702		Groupe Danone	768,260
7,806		J. Sainsbury plc	42,665
9,391		Lion Nathan Ltd	52,667
48,000		Nichirei Corp	182,648
78,000		Nisshin Oillio Group Ltd	437,547
30,000		People’s Food Holdings Ltd	22,009
4,622		Scottish & Newcastle plc	40,219
304		Suedzucker AG.	6,132
2,355		Tate & Lyle plc	23,652
8,350		Unilever plc	82,520

		TOTAL FOOD AND KINDRED PRODUCTS	1,866,998

FOOD STORES - 2.40%
169		Axfood AB	4,139
189		Casino Guichard-Perrachon S.A.	15,929
17	*	Casino Guichard-Perrachon S.A. Wts 12/15/05	1
230,297		Tesco plc	1,377,309

		TOTAL FOOD STORES	1,397,378

FURNITURE AND HOMEFURNISHINGS STORES - 0.21%
8,900		Hitachi Maxell Ltd	119,737

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	119,737

GENERAL BUILDING CONTRACTORS - 1.69%
1,717		Amec plc	10,350
2,850		Bilfinger Berger AG.	142,123
1,145		Bouygues S.A.	45,506
660,000		Shanghai Forte Land Co	196,747
2,127		Skanska AB (B Shs)	25,820
13,000		Sumitomo Realty & Development Co Ltd	157,274
12,190		Titan Cement Co S.A.	405,257

		TOTAL GENERAL BUILDING CONTRACTORS	983,077

GENERAL MERCHANDISE STORES - 0.02%
345		Kesko Oyj (B Shs)	8,887

		TOTAL GENERAL MERCHANDISE STORES	8,887

TIAA-CREF Life Funds — International Equity Fund

SHARES			VALUE
HEALTH SERVICES - 0.06%
434	*	Capio AB	6,593
155		Coloplast a/s (B Shs)	$8,085
924		Getinge AB (B Shs)	13,841
548		Intertek Group plc	8,010

		TOTAL HEALTH SERVICES	36,529

HEAVY CONSTRUCTION, EXCEPT BUILDING - 2.05%
2,411		Balfour Beatty plc	14,237
8,176		Vinci S.A.	1,181,604

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	1,195,841

HOLDING AND OTHER INVESTMENT OFFICES - 4.33%
234		Castellum AB	7,674
3,000		Housing Development Finance Corp	49,921
3,972		iShares MSCI EAFE Index Fund	631,032
2,546		Land Securities Group plc	62,205
1,460		London Stock Exchange plc	12,518
3,546		Macquarie Infrastructure Group	9,875
4,240		Nobel Biocare Holding AG.	895,562
157,000		Orient Corp	556,311
713		Schroders plc	9,525
32,000		Sumitomo Corp	274,944
473		Wihlborgs Fastigheter AB	10,980

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,520,547

HOTELS AND OTHER LODGING PLACES - 2.25%
26,698		Accor S.A.	1,310,198

		TOTAL HOTELS AND OTHER LODGING PLACES	1,310,198

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.06%
481		Alfa Laval AB	7,922
1,095		Atlas Copco AB (B Shs)	48,118
118		East Asiatic Co Ltd a/s	6,721
3,338		FKI plc	6,702
239,616		Futuris Corp Ltd	385,538
21,000		Komatsu Ltd	158,246
2,453		Meggitt plc	12,202
500		Nidec Corp	62,407
31,000		NSK Ltd	159,985
15,575		Rheinmetall AG.	829,924
1,303		Sandvik AB	54,390
549		Scania AB	23,462
537		SKF AB (B Shs)	25,199

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,780,816

INSTRUMENTS AND RELATED PRODUCTS - 1.56%
1,013		Gambro AB (A Shs)	13,879
540		Gambro AB (B Shs)	7,360
2,053		IMI plc	15,925
32,640	*	Invensys plc	9,560
38		Nobel Biocare Holding AG. (Stockholm)	8,001
5,434		Smith & Nephew plc	51,084
6,074		Synthes, Inc	677,776
3,400		Tokyo Seimitsu Co Ltd	118,568
157	*	William Demant Holding	7,861

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	910,014

TIAA-CREF Life Funds — International Equity Fund

SHARES			VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
378		MLP AG.	$5,507

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	5,507

INSURANCE CARRIERS - 4.59%
44,000		Aioi Insurance Co Ltd	237,771
34,850		AMP Ltd	190,864
13,808		Aviva plc	165,682
36,000	*	China Life Insurance Co Ltd (H Shs)	24,002
201		CNP Assurances	14,276
624		Corporacion Mapfre S.A.	9,635
11,415		Friends Provident plc	38,232
21,095		Insurance Australia Group Ltd	103,456
37,330		Legal & General Group plc	79,885
1,384		Liberty International plc	25,198
20,000		Nipponkoa Insurance Co Ltd	137,435
11,000		Nissay Dowa General Insurance Co Ltd	58,003
30,301		Promina Group Ltd	115,790
7,465		Prudential plc	71,376
16,583		Royal & Sun Alliance Insurance Group plc	24,598
284		Schindler Holding AG. (Pt Cert)	105,556
5,047		Skandia Forsakrings AB	25,725
123	*	Topdanmark a/s	9,184
7,016		Zurich Financial Services AG.	1,235,555

		TOTAL INSURANCE CARRIERS	2,672,223

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.07%
1,208		Veolia Environnement	42,955

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	42,955

LUMBER AND WOOD PRODUCTS - 0.02%
280		Holmen AB (B Shs)	8,845

		TOTAL LUMBER AND WOOD PRODUCTS	8,845

METAL MINING - 0.95%
1,266		Johnson Matthey plc	23,659
18,434		Newcrest Mining Ltd	248,260
2,360		Rio Tinto Ltd	82,407
30,698		WMC Resources Ltd	189,259
5,139	*	Zinifex Ltd	11,807

		TOTAL METAL MINING	555,392

MISCELLANEOUS RETAIL - 0.43%
10,879	*	Cookson Group plc	8,223
125,069		Pacific Brands Ltd	242,835

		TOTAL MISCELLANEOUS RETAIL	251,058

MOTION PICTURES - 0.11%
1,500	*	Premiere AG.	62,286

		TOTAL MOTION PICTURES	62,286

NONDEPOSITORY INSTITUTIONS - 1.40%
1,882		Cattles plc	12,020
1,216		Deutsche Postbank AG.	56,103
16,209		Hypo Real Estate Holding	677,273
2,776		ICAP plc	14,399

TIAA-CREF Life Funds — International Equity Fund

SHARES			VALUE
16,000		Industrial Development Bank of India Ltd	$33,400
1,463		Provident Financial plc	19,572

		TOTAL NONDEPOSITORY INSTITUTIONS	812,767

OIL AND GAS EXTRACTION - 1.45%
265		IHC Caland NV	16,876
938	*	Lundin Petroleum AB	7,258
96		OMV AG.	30,580
27,863		Origin Energy Ltd	153,676
148,000		PetroChina Co Ltd (Class H)	92,033
14,181		Shell Transport & Trading Co plc	127,283
3,142		Statoil ASA	53,740
110		Technip S.A.	18,442
1,470		Total S.A.	344,843

		TOTAL OIL AND GAS EXTRACTION	844,731

PAPER AND ALLIED PRODUCTS - 0.51%
306		Billerud AB	4,518
2,608		Bunzl plc	25,478
29,500		Carter Holt Harvey Ltd	41,433
1,051		De La Rue plc	7,586
15,000		NGK Insulators Ltd	149,355
3,156		Rexam plc	28,312
1,124		Svenska Cellulosa AB (B Shs)	42,530

		TOTAL PAPER AND ALLIED PRODUCTS	299,212

PERSONAL SERVICES - 0.02%
1,162		Davis Service Group plc	9,595

		TOTAL PERSONAL SERVICES	9,595

PETROLEUM AND COAL PRODUCTS -5.53%
30,100		BHP Billiton Ltd	416,083
51,035		BP plc	528,950
2,735		BP plc (Spon ADR)	170,664
33,024		ENI S.p.A.	859,680
610		Hellenic Petroleum S.A.	6,120
42,000		Nippon Oil Corp	298,822
459		Norsk Hydro ASA	38,017
103	*	Petroleum Geo-Services ASA	6,810
2,109		Premier Farnell plc	6,765
11,365		Repsol YPF S.A.	301,614
9,829		Royal Dutch Petroleum Co	589,149

		TOTAL PETROLEUM AND COAL PRODUCTS	3,222,674

PRIMARY METAL INDUSTRIES - 1.12%
12,000		Angang New Steel Co Ltd	7,039
22,906	*	Corus Group plc	23,373
18,000		NEOMAX Co Ltd	425,767
70,000		Nippon Steel Corp	177,356
491		Ssab Svenskt Stal AB (Series A)	12,235
447		Trelleborg AB (B Shs)	7,774

		TOTAL PRIMARY METAL INDUSTRIES	653,544

PRINTING AND PUBLISHING - 2.23%
907		Eniro AB	10,753
30,367		Reed Elsevier NV	458,995

TIAA-CREF Life Funds — International Equity Fund

SHARES			VALUE
70,778		Reed Elsevier plc	$733,575
34,000		Singapore Press Holdings Ltd	94,003

		TOTAL PRINTING AND PUBLISHING	1,297,326

RAILROAD TRANSPORTATION - 0.29%
21,152		Brambles Industries Ltd	130,079
4,205		Brambles Industries plc	24,076
2,317		Firstgroup plc	15,028

		TOTAL RAILROAD TRANSPORTATION	169,183

REAL ESTATE - 0.86%
2,973		British Land Co plc	45,167
26,000		China Overseas Land & Investment Ltd	5,767
60	*	City Developments Ltd Wts 05/10/06	146
31		Cofinimmo	5,016
150		Gecina S.A.	17,175
1,587		Hammerson plc	24,935
134		Klepierre	12,077
2,404		Slough Estates plc	22,145
27,000		Tokyo Tatemono Co Ltd	183,265
14,880		Westfield Group	186,354

		TOTAL REAL ESTATE	502,047

SECURITY AND COMMODITY BROKERS - 0.35%
3,521		3i Group plc	44,677
4,186		Amvescap plc	26,399
703		Close Brothers Group plc	10,295
567		Euronext NV	20,228
1,603		Man Group plc	41,619
4,200	*	Matsui Securities Co Ltd	56,073
431	*	OMX AB	5,110

		TOTAL SECURITY AND COMMODITY BROKERS	204,401

STONE, CLAY, AND GLASS PRODUCTS- 3.72%
2,886		BPB plc	27,076
4,229		Hanson plc	39,995
28,502		Holcim Ltd (Regd)	1,758,807
600		Hoya Corp	66,193
26,000		Nippon Sheet Glass Co Ltd	110,359
5,906		Pilkington plc	13,225
58,000		Sumitomo Osaka Cement Co Ltd	152,375

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,168,030

TRANSPORTATION BY AIR -0.43%
3,388		BAA plc	37,355
3,107	*	British Airways plc	15,499
1,000	*	Jet Airways India Ltd	27,771
4,649		SABMiller plc	72,782
12,500		Swire Pacific Ltd (A Shs)	98,967

		TOTAL TRANSPORTATION BY AIR	252,374

TRANSPORTATION EQUIPMENT - 4.31%
2,589		BBA Group plc	14,762
645		Cobham plc	17,026
182,968	*	Fiat S.p.A.	1,334,026
11,000		Keppel Corp Ltd	72,697
33,000		Mazda Motor Corp	112,921
1,775		Smiths Group plc	28,560

TIAA-CREF Life Funds — International Equity Fund

SHARES		VALUE
4,434	Tomkins plc	$22,140
3,200	Toyota Industries Corp	90,352
19,800	Toyota Motor Corp	738,613
1,840	Volvo AB (B Shs)	81,639

	TOTAL TRANSPORTATION EQUIPMENT	2,512,736

TRANSPORTATION SERVICES - 0.06%
1,127	Arriva plc	11,180
797	National Express Group plc	13,592
81	Ship Finance International Ltd	1,644
4,569	Stagecoach Group plc	9,540

	TOTAL TRANSPORTATION SERVICES	35,956

TRUCKING AND WAREHOUSING - 0.31%
9,000	Seino Transportation Co Ltd	88,519
15,000	Sumitomo Warehouse Co Ltd	90,454

	TOTAL TRUCKING AND WAREHOUSING	178,973

WATER TRANSPORTATION - 0.20%
1,854	Associated British Ports Holdings plc	16,833
78,000	China Shipping Container Lines Co Ltd (Class H)	38,003
1,712	Exel plc	27,433
233	Frontline Ltd	11,181
4,233	Peninsular & Oriental Steam Navigation Co	23,156

	TOTAL WATER TRANSPORTATION	116,606

WHOLESALE TRADE-DURABLE GOODS - 0.80%
3,800	Kuroda Electric Co Ltd	89,174
1,087	SSL International plc	6,218
12,300	Terumo Corp	371,438

	TOTAL WHOLESALE TRADE-DURABLE GOODS	466,830

WHOLESALE TRADE-NONDURABLE GOODS - 6.01%
1,430	Alliance Unichem plc	20,901
15,000	Altana AG.	956,217
84,888	Clariant AG.	1,470,708
407	H. Lundbeck a/s	9,905
2,306	Imperial Tobacco Group plc	60,525
31,955	Inditex S.A.	958,104
1,915	Swedish Match AB	23,519

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,499,879

	TOTAL COMMON STOCKS (Cost $53,617,483)	58,003,295

	TOTAL PORTFOLIO - 99.61% (Cost $53,634,909)	58,021,401
	OTHER ASSETS AND LIABILITIES, NET - 0.39%	228,199

	NET ASSETS - 100.00%	$58,249,600

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2005

SHARES			VALUE
PREFERRED STOCKS - 0.00%
HOLDING AND OTHER INVESTMENT OFFICES - 0.00%
116	*	Simon Property Group L.P.	$6,430

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,430

		TOTAL PREFERRED STOCKS (Cost $3,619)	6,430

COMMON STOCKS - 98.88%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
300		Delta & Pine Land Co	8,100

		TOTAL AGRICULTURAL PRODUCTION-CROPS	8,100

AMUSEMENT AND RECREATION SERVICES - 0.20%
604	*	Alliance Gaming Corp	5,792
240	*	Argosy Gaming Co	11,021
300	*	Aztar Corp	8,568
3,269	*	Caesars Entertainment, Inc	64,694
134		Churchill Downs, Inc	5,305
460		Dover Downs Gaming & Entertainment, Inc	5,727
100		Dover Motorsport, Inc	505
282	*	Gaylord Entertainment Co	11,393
1,149		Harrah’s Entertainment, Inc	74,202
354		International Speedway Corp (Class A)	19,205
162	*	Isle of Capri Casinos, Inc	4,299
500	*	Magna Entertainment Corp (Class A)	3,070
194	*	MTR Gaming Group, Inc	2,406
188	*	Multimedia Games, Inc	1,459
648	*	Penn National Gaming, Inc	19,038
800	*	Six Flags, Inc	3,296
100		Speedway Motorsports, Inc	3,570
451		Station Casinos, Inc	30,465
400	*	Sunterra Corp	6,032
200	*	WMS Industries, Inc	5,632
100		World Wrestling Federation Entertainment, Inc	1,200

		TOTAL AMUSEMENT AND RECREATION SERVICES	286,879

APPAREL AND ACCESSORY STORES - 0.66%
984		Abercrombie & Fitch Co (Class A)	56,324
589	*	Aeropostale, Inc	19,290
1,230		American Eagle Outfitters, Inc	36,346
840	*	AnnTaylor Stores Corp	21,496
225		Bebe Stores, Inc	7,639
65		Buckle, Inc	2,269
200		Burlington Coat Factory Warehouse Corp	5,740
300	*	Cache, Inc	4,065
318	*	Casual Male Retail Group, Inc	2,064
100		Cato Corp (Class A)	3,225
70	*	Charlotte Russe Holding, Inc	904
1,100	*	Charming Shoppes, Inc	8,943
1,896	*	Chico’s FAS, Inc	53,581

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
100	*	Children’s Place Retail Stores, Inc	$4,775
390		Christopher & Banks Corp	6,864
978		Claire’s Stores, Inc	22,533
46		Deb Shops, Inc	1,298
300	*	Dress Barn, Inc	5,466
600		Finish Line, Inc (Class A)	13,890
1,591		Foot Locker, Inc	46,616
6,657		Gap, Inc	145,389
200	*	Genesco, Inc	5,684
145		Goody’s Family Clothing, Inc	1,309
577	*	Gymboree Corp	7,236
450	*	Hot Topic, Inc	9,833
150	*	Jo-Ann Stores, Inc	4,214
87	*	JOS A. Bank Clothiers, Inc	2,549
4,114		Limited Brands, Inc	99,970
1,119		Nordstrom, Inc	61,970
100		Oshkosh B’gosh, Inc (Class A)	3,050
875	*	Pacific Sunwear of California, Inc	24,483
600	*	Payless Shoesource, Inc	9,474
1,650		Ross Stores, Inc	48,081
66	*	Shoe Carnival, Inc	1,155
183	*	Stage Stores, Inc	7,025
232		Talbots, Inc	7,419
5,332		TJX Cos, Inc	131,327
359	*	Too, Inc	8,857
486	*	Urban Outfitters, Inc	23,313

		TOTAL APPAREL AND ACCESSORY STORES	925,666

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
1,182	*	Collins & Aikman Corp	1,454
165	*	Columbia Sportswear Co	8,783
217	*	DHB Industries, Inc	1,910
100	*	Guess?, Inc	1,370
600	*	Hartmarx Corp	5,724
1,270		Jones Apparel Group, Inc	42,532
300		Kellwood Co	8,637
1,180		Liz Claiborne, Inc	47,353
200		Oxford Industries, Inc	7,318
262		Phillips-Van Heusen Corp	6,980
392		Polo Ralph Lauren Corp	15,210
571	*	Quiksilver, Inc	16,576
881		VF Corp	52,102
488	*	Warnaco Group, Inc	11,731

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	227,680

AUTO REPAIR, SERVICES AND PARKING - 0.08%
100	*	Amerco, Inc	4,630
300		Central Parking Corp	5,154
541	*	Dollar Thrifty Automotive Group, Inc	17,734
187	*	Exide Technologies	2,412
711		Lear Corp	31,540
251	*	Midas, Inc	5,730
73	*	Monro Muffler Brake, Inc	1,884
544	*	PHH Corp	11,897
662		Ryder System, Inc	27,606
400	*	Wright Express Corp	6,840

		TOTAL AUTO REPAIR, SERVICES AND PARKING	115,427

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
788	*	Advance Auto Parts	$39,755
43	*	America’s Car Mart, Inc	1,507
200	*	Asbury Automotive Group, Inc	3,080
2,039	*	Autonation, Inc	38,619
666	*	Autozone, Inc	57,076
1,109	*	Carmax, Inc	34,933
817	*	Copart, Inc	19,248
495	*	CSK Auto Corp	8,737
300	*	Group 1 Automotive, Inc	7,890
300		Lithia Motors, Inc (Class A)	7,683
200	*	MarineMax, Inc	6,236
500	*	O’Reilly Automotive, Inc	24,765
400	*	Rush Enterprises, Inc	6,744
287		Sonic Automotive, Inc	6,518
155		United Auto Group, Inc	4,314
95	*	West Marine, Inc	2,020

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	269,125

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.06%
100		Building Materials Holding Corp	4,448
166	*	Central Garden & Pet Co	7,280
648		Fastenal Co	35,841
24,074		Home Depot, Inc	920,590
1,157		Louisiana-Pacific Corp	29,087
8,534		Lowe’s Cos	487,206

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,484,452

BUSINESS SERVICES - 6.51%
274	*	@Road, Inc	1,123
4,200	*	3Com Corp	14,952
403		Aaron Rents, Inc	8,060
347		ABM Industries, Inc	6,673
369	*	ActivCard Corp	2,343
1,784	*	Activision, Inc	26,403
550	*	Actuate Corp	1,320
750		Acxiom Corp	15,697
200		Administaff, Inc	2,920
2,700		Adobe Systems, Inc	181,359
300	*	Advent Software, Inc	5,454
261		Advo, Inc	9,774
1,281	*	Affiliated Computer Services, Inc (Class A)	68,200
455	*	Agile Software Corp	3,312
1,219	*	Akamai Technologies, Inc	15,518
476	*	Alliance Data Systems Corp	19,230
221	*	Altiris, Inc	5,271
190	*	AMN Healthcare Services, Inc	3,023
68	*	Ansoft Corp	1,835
414	*	Ansys, Inc	14,163
287	*	Anteon International Corp	11,173
800	*	Aquantive, Inc	8,856
480		Arbitron, Inc	20,592
706	*	Ariba, Inc	5,479
304	*	Armor Holdings, Inc	11,275
562	*	Ascential Software Corp	10,414
313	*	Asiainfo Holdings, Inc	1,571

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
808	*	Ask Jeeves, Inc	$22,689
400	*	Aspect Communications Corp	4,164
300	*	Aspen Technology, Inc	1,704
140	*	Atari, Inc	442
294	*	Autobytel, Inc	1,482
2,498	*	Autodesk, Inc	74,340
6,320		Automatic Data Processing, Inc	284,084
3,915	*	BEA Systems, Inc	31,203
1,400	*	Bisys Group, Inc	21,952
95	*	Blue Coat Systems, Inc	2,232
2,554	*	BMC Software, Inc	38,310
600	*	Borland Software Corp	4,872
340		Brady Corp (Class A)	10,999
596		Brink’s Co	20,622
3,295	*	Brocade Communications Systems, Inc	19,506
450	*	CACI International, Inc (Class A)	24,853
2,866	*	Cadence Design Systems, Inc	42,847
1,500	*	Captaris, Inc	6,075
1,000	*	Carreker Corp	5,610
554		Catalina Marketing Corp	14,349
63	*	CCC Information Services Group, Inc	1,440
100		CDI Corp	2,213
10,899		Cendant Corp	223,865
1,580	*	Ceridian Corp	26,939
322	*	Cerner Corp	16,908
778		Certegy, Inc	26,934
873	*	Checkfree Corp	35,583
937	*	ChoicePoint, Inc	37,583
762	*	Chordiant Software, Inc	1,273
532	*	Ciber, Inc	3,868
1,854	*	Citrix Systems, Inc	44,162
3,885	*	CMGI, Inc	8,081
1,229	*	CNET Networks, Inc	11,602
200	*	Cogent, Inc	5,036
1,366	*	Cognizant Technology Solutions Corp	63,109
4,989		Computer Associates International, Inc	135,202
65		Computer Programs & Systems, Inc	1,825
1,965	*	Computer Sciences Corp	90,095
4,261	*	Compuware Corp	30,679
146	*	Concord Communications, Inc	1,478
241	*	Concur Technologies, Inc	1,957
1,524	*	Convergys Corp	22,753
140	*	CoStar Group, Inc	5,159
400	*	Covansys Corp	5,966
485	*	CSG Systems International, Inc	7,901
107	*	Cyberguard Corp	882
1,100	*	Cybersource Corp	5,665
500		Deluxe Corp	19,930
500	*	Dendrite International, Inc	7,020
100	*	Digimarc Corp	615
500	*	Digital Insight Corp	8,200
339	*	Digital River, Inc	10,563
1,600	*	DoubleClick, Inc	12,320
823	*	DST Systems, Inc	38,006
780	*	Dun & Bradstreet Corp	47,931
1,050	*	E.piphany, Inc	3,727
1,405	*	Earthlink, Inc	12,645

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
298	*	Echelon Corp	$2,038
318	*	Eclipsys Corp	4,923
122	*	eCollege.com, Inc	1,579
375	*	eFunds Corp	8,370
100	*	Electro Rent Corp	1,342
3,152	*	Electronic Arts, Inc	163,211
5,550		Electronic Data Systems Corp	114,718
600	*	Embarcadero Technologies, Inc	3,954
1,737	*	Enterasys Networks, Inc	2,432
400	*	Entrust, Inc	1,500
398	*	Epicor Software Corp	5,214
90	*	EPIQ Systems, Inc	1,168
1,600		Equifax, Inc	49,104
103	*	Equinix, Inc	4,361
248	*	eSpeed, Inc (Class A)	2,282
1,016	*	Extreme Networks, Inc	5,984
500	*	F5 Networks, Inc	25,245
300		Factset Research Systems, Inc	9,903
782		Fair Isaac Corp	26,932
400	*	Filenet Corp	9,112
117	*	FindWhat.com	1,213
8,706		First Data Corp	342,233
2,239	*	Fiserv, Inc	89,112
435	*	Getty Images, Inc	30,933
252		Gevity HR, Inc	4,818
200	*	Google, Inc (Class A)	36,102
100	*	GSI Commerce, Inc	1,353
1,262		GTECH Holdings Corp	29,695
340	*	Harris Interactive, Inc	1,567
128		Healthcare Services Group	3,104
200	*	Heidrick & Struggles International, Inc	7,354
800		Henry (Jack) & Associates, Inc	14,392
600	*	Homestore, Inc	1,332
126	*	Hudson Highland Group, Inc	2,153
400	*	Hyperion Solutions Corp	17,644
24	*	IAC/InterActiveCorp Wts 02/04/09	501
200	*	IDX Systems Corp	6,946
213	*	iGate Corp	794
400		Imation Corp	13,900
2,596		IMS Health, Inc	63,316
700	*	Infocrossing, Inc	11,088
674	*	Informatica Corp	5,574
367	*	Infospace, Inc	14,985
311		infoUSA, Inc	3,269
275	*	Interactive Data Corp	5,706
500	*	Interchange Corp	5,067
411	*	Intergraph Corp	11,841
405	*	Internet Capital Group, Inc	2,843
452	*	Internet Security Systems, Inc	8,272
4,454	*	Interpublic Group of Cos, Inc	54,695
401	*	Interwoven, Inc	3,124
152	*	Intrado, Inc	1,870
1,908	*	Intuit, Inc	83,513
470	*	Ipass, Inc	2,876
112	*	iPayment, Inc	4,726
1,123	*	Iron Mountain, Inc	32,387
245	*	JDA Software Group, Inc	3,440

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
5,634	*	Juniper Networks, Inc	$124,286
108	*	Jupitermedia Corp	1,675
500	*	Keane, Inc	6,515
300		Kelly Services, Inc (Class A)	8,637
200	*	Keynote Systems, Inc	2,374
271	*	Kforce, Inc	2,978
664	*	KFX, Inc	8,898
263	*	Kinetic Concepts, Inc	15,688
300	*	Korn/Ferry International	5,709
298	*	Kronos, Inc	15,231
350	*	Labor Ready, Inc	6,528
853	*	Lamar Advertising Co	34,367
1,000	*	Lawson Software, Inc	5,900
238	*	Lionbridge Technologies	1,354
628	*	Looksmart Ltd	559
735	*	Macromedia, Inc	24,623
524	*	Macrovision Corp	11,942
170	*	Magma Design Automation, Inc	2,018
311	*	Manhattan Associates, Inc	6,335
958		Manpower, Inc	41,692
139	*	Mantech International Corp (Class A)	3,207
500	*	Manugistics Group, Inc	840
253	*	MAPICS, Inc	3,221
215	*	Mapinfo Corp	2,589
680	*	Matrixone, Inc	3,244
1,886	*	McAfee, Inc	42,548
170		McGrath RentCorp	3,975
71	*	Medical Staffing Network Holdings, Inc	469
600	*	Mentor Graphics Corp	8,220
980	*	Mercury Interactive Corp	46,432
700	*	Micromuse, Inc	3,171
98,410	d	Microsoft Corp	2,378,570
100	*	MicroStrategy, Inc	5,427
300	*	Midway Games, Inc	3,078
733	*	Mindspeed Technologies, Inc	1,635
1,053		MoneyGram International, Inc	19,891
1,073	*	Monster Worldwide, Inc	30,098
1,117	*	MPS Group, Inc	11,740
300	*	MRO Software, Inc	4,209
650		National Instruments Corp	17,583
400	*	NAVTEQ Corp	17,340
287	*	NCO Group, Inc	5,611
2,012	*	NCR Corp	67,885
300	*	NDCHealth Corp	4,794
82	*	Neoforma, Inc	652
606	*	NETIQ Corp	6,927
100	*	Netratings, Inc	1,525
100	*	Netscout Systems, Inc	445
238	*	Network Equipment Technologies, Inc	1,340
310	*	NIC, Inc	1,479
4,067	*	Novell, Inc	24,239
2,021		Omnicom Group, Inc	178,899
127	*	Open Solutions, Inc	2,518
100	*	Opnet Technologies, Inc	836
503	*	Opsware, Inc	2,595
40,272	*	Oracle Corp	502,595
500	*	Packeteer, Inc	7,695

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
94	*	PalmSource, Inc	$850
2,850	*	Parametric Technology Corp	15,932
207	*	PC-Tel, Inc	1,524
300	*	PDF Solutions, Inc	4,200
76	*	PDI, Inc	1,558
62	*	PEC Solutions, Inc	780
261	*	Pegasus Solutions, Inc	3,085
808	*	Perot Systems Corp (Class A)	10,860
230	*	Pixar	22,437
1,000	*	PLATO Learning, Inc	7,800
262	*	Portal Software, Inc	634
129	*	Portfolio Recovery Associates, Inc	4,390
300	*	Progress Software Corp	7,866
108		QAD, Inc	893
70		Quality Systems, Inc	2,964
529	*	Quest Software, Inc	7,321
239	*	R.H. Donnelley Corp	13,884
187	*	Radisys Corp	2,648
1,196	*	RealNetworks, Inc	6,913
1,721	*	Red Hat, Inc	18,776
16	*	Redback Networks, Inc	96
100		Renaissance Learning, Inc	1,712
723	*	Rent-A-Center, Inc	19,745
200	*	Rent-Way, Inc	1,640
567	*	Retek, Inc	6,362
128	*	Rewards Network, Inc	532
713		Reynolds & Reynolds Co (Class A)	19,294
1,613		Robert Half International, Inc	43,486
225		Rollins, Inc	4,185
720	*	RSA Security, Inc	11,412
900	*	S1 Corp	6,246
264	*	SafeNet, Inc	7,738
700	*	Sapient Corp	5,141
632	*	Scansoft, Inc	2,351
336	*	Secure Computing Corp	2,880
175	*	Seebeyond Technology Corp	553
446	*	Serena Software, Inc	10,597
3,376		Servicemaster Co	45,576
4,475	*	Siebel Systems, Inc	40,857
619	*	Sitel Corp	1,213
58	*	SoftBrands, Inc	103
178	*	Sohu.com, Inc	3,129
542	*	SonicWALL, Inc	2,759
375	*	Sotheby’s Holdings, Inc (Class A)	6,360
122	*	Source Interlink Cos, Inc	1,372
624	*	Spherion Corp	4,674
100	*	SPSS, Inc	1,739
89	*	SRA International, Inc (Class A)	5,362
108		SS&C Technologies, Inc	2,462
100		Startek, Inc	1,680
185	*	Stellent, Inc	1,556
73	*	Stratasys, Inc	2,068
35,056	*	Sun Microsystems, Inc	141,626
3,000	*	SunGard Data Systems, Inc	103,500
261	*	SupportSoft, Inc	1,378
1,054	*	Sybase, Inc	19,457
200	*	Sykes Enterprises, Inc	1,374

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
7,500	*	Symantec Corp	$159,975
1,602	*	Synopsys, Inc	28,996
457	*	Take-Two Interactive Software, Inc	17,869
214		Talx Corp	3,886
300	*	TeleTech Holdings, Inc	3,876
525	*	THQ, Inc	14,773
2,110	*	TIBCO Software, Inc	15,719
132	*	Tier Technologies, Inc (Class B)	973
1,000	*	Titan Corp	18,160
600		Total System Services, Inc	14,994
183	*	TradeStation Group, Inc	1,105
300	*	Transaction Systems Architects, Inc	6,945
200	*	Trizetto Group, Inc	1,862
507	*	Tumbleweed Communications Corp	1,399
296	*	Tyler Technologies, Inc	2,253
3,451	*	Unisys Corp	24,364
450	*	United Online, Inc	4,712
484	*	United Rentals, Inc	9,782
150	*	Universal Compression Holdings, Inc	5,680
1,431	*	Valueclick, Inc	15,183
65	*	Verint Systems, Inc	2,271
2,637	*	VeriSign, Inc	75,682
4,546	*	Veritas Software Corp	105,558
236	*	Verity, Inc	2,230
95	*	Vertrue, Inc	3,367
263		Viad Corp	7,075
3,069	*	Vignette Corp	4,020
100	*	Volt Information Sciences, Inc	2,415
6,254		Waste Management, Inc	180,428
200	*	WatchGuard Technologies, Inc	646
227	*	WebEx Communications, Inc	4,901
3,498	*	WebMD Corp	29,733
1,281	*	webMethods, Inc	7,020
282	*	Websense, Inc	15,172
859	*	Westwood One, Inc	17,481
592	*	Wind River Systems, Inc	8,927
218	*	Witness Systems, Inc	3,826
12,231	*	Yahoo!, Inc	414,631
900	*	Zix Corp	3,366

		TOTAL BUSINESS SERVICES	9,108,166

CHEMICALS AND ALLIED PRODUCTS - 10.02%
16,631		Abbott Laboratories	775,337
745	*	Abgenix, Inc	5,215
139	*	Able Laboratories, Inc	3,261
208		Aceto Corp	1,543
309	*	Adolor Corp	3,071
2,391		Air Products & Chemicals, Inc	151,326
276	*	Albany Molecular Research, Inc	2,837
337		Albemarle Corp	12,253
787		Alberto-Culver Co	37,666
200	*	Alexion Pharmaceuticals, Inc	4,333
851	*	Alkermes, Inc	8,833
1,435		Allergan, Inc	99,689
334		Alpharma, Inc (Class A)	4,115
203	*	American Pharmaceutical Partners, Inc	10,503
13,800	*	Amgen, Inc	803,298

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
1,000	*	Amylin Pharmaceuticals, Inc	$17,490
870	*	Andrx Corp	19,723
200		Arch Chemicals, Inc	5,694
1,200	*	Array Biopharma, Inc	8,412
383	*	Atherogenics, Inc	5,013
637	*	Avant Immunotherapeutics, Inc	1,038
1,177		Avery Dennison Corp	72,892
5,188		Avon Products, Inc	222,773
937	*	Barr Pharmaceuticals, Inc	45,754
111	*	Benthley Pharmaceuticals, Inc	817
800	*	Bioenvision, Inc	4,600
3,590	*	Biogen Idec, Inc	123,891
667	*	BioMarin Pharmaceutical, Inc	3,435
100	*	Biosite, Inc	5,203
100	*	Bone Care International, Inc	2,594
85	*	Bradley Pharmaceuticals, Inc	813
21,004		Bristol-Myers Squibb Co	534,762
696		Cabot Corp	23,267
300		Calgon Carbon Corp	2,562
206		Cambrex Corp	4,388
300	*	Cell Genesys, Inc	1,359
900	*	Cell Therapeutics, Inc	3,231
596	*	Cephalon, Inc	27,911
688	*	Charles River Laboratories International, Inc	32,364
149	*	Chattem, Inc	6,626
1,165	*	Chiron Corp	40,845
612		Church & Dwight Co, Inc	21,708
1,217		Clorox Co	76,659
5,679		Colgate-Palmolive Co	296,273
300	*	Connetics Corp	7,587
400	*	Corixa Corp	1,228
1,000		Crompton Corp	14,600
811	*	Cubist Pharmaceuticals, Inc	8,613
900	*	Curis, Inc	3,222
312	*	Cypress Bioscience, Inc	2,852
500		Cytec Industries, Inc	27,125
300	*	Cytogen Corp	1,737
483	*	Dade Behring Holdings, Inc	28,463
614	*	Dendreon Corp	3,346
200		Diagnostic Products Corp	9,660
131	*	Digene Corp	2,718
297	*	Discovery Laboratories, Inc	1,672
110	*	Dov Pharmaceutical, Inc	1,505
10,121		Dow Chemical Co	504,532
10,684		Du Pont (E.I.) de Nemours & Co	547,448
241	*	Durect Corp	877
900		Eastman Chemical Co	53,100
2,055		Ecolab, Inc	67,918
170	*	Elizabeth Arden, Inc	4,036
600	*	Encysive Pharmaceuticals, Inc	6,132
1,379		Engelhard Corp	41,411
400	*	Enzon, Inc	4,076
268	*	Eon Labs, Inc	8,104
242	*	EPIX Pharmaceuticals, Inc	1,694
1,150		Estee Lauder Cos (Class A)	51,727
73	*	Eyetech Pharmaceuticals, Inc	2,007
396		Ferro Corp	7,453

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
175	*	First Horizon Pharmaceutical	$2,954
377	*	FMC Corp	20,151
3,888	*	Forest Laboratories, Inc	143,662
557	*	Genaera Corp	1,270
936	*	Genelabs Technologies	562
4,791	*	Genentech, Inc	271,218
494	*	Genta, Inc	558
2,740	*	Genzyme Corp	156,838
300		Georgia Gulf Corp	13,794
312	*	Geron Corp	1,906
4,558	*	Gilead Sciences, Inc	163,176
10,700		Gillette Co	540,136
483		Great Lakes Chemical Corp	15,514
158	*	Guilford Pharmaceuticals, Inc	363
300		H.B. Fuller Co	8,700
71	*	Hollis-Eden Pharmaceuticals	500
1,633	*	Hospira, Inc	52,697
1,379	*	Human Genome Sciences, Inc	12,714
500	*	Huntsman Corp	11,660
531	*	ICOS Corp	11,926
400	*	Idexx Laboratories, Inc	21,664
657	*	ImClone Systems, Inc	22,666
451	*	Immucor, Inc	13,616
300	*	Immunogen, Inc	1,569
439	*	Immunomedics, Inc	1,067
517	*	Impax Laboratories, Inc	8,272
267	*	Indevus Pharmaceuticals, Inc	742
518	*	Inkine Pharmaceutical Co	1,606
295	*	Inspire Pharmaceuticals, Inc	2,407
314	*	InterMune, Inc	3,454
1,061		International Flavors & Fragrances, Inc	41,910
107	*	Inverness Medical Innovations, Inc	2,515
592	*	Invitrogen Corp	40,966
400	*	Isis Pharmaceuticals, Inc	1,548
1,000	*	Isolagen, Inc	6,290
1,992	*	IVAX Corp	39,382
2,581	*	King Pharmaceuticals, Inc	21,448
110	*	Kos Pharmaceuticals, Inc	4,585
56		Kronos Worldwide, Inc	2,412
360	*	KV Pharmaceutical Co (Class A)	8,352
62	*	Lannett Co, Inc	391
699	*	Ligand Pharmaceuticals, Inc (Class B)	4,005
10,446		Lilly (Eli) & Co	544,237
2,070		Lyondell Chemical Co	57,794
287		MacDermid, Inc	9,328
400		Mannatech, Inc	7,820
338	*	Martek Biosciences Corp	19,668
1,476	*	Medarex, Inc	10,524
547	*	Medicines Co	12,395
596		Medicis Pharmaceutical Corp (Class A)	17,868
2,715	*	MedImmune, Inc	64,644
23,753		Merck & Co, Inc	768,885
792	*	MGI Pharma, Inc	20,014
3,194	*	Millennium Pharmaceuticals, Inc	26,893
246		Minerals Technologies, Inc	16,182
2,998		Monsanto Co	193,371
1,231	*	Mosaic Co	21,001

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
2,836		Mylan Laboratories, Inc	$50,254
900	*	Myogen, Inc	7,101
612	*	Nabi Biopharmaceuticals	7,638
500	*	Nalco Holding Co	9,415
95		Nature’s Sunshine Products, Inc	1,631
580	*	NBTY, Inc	14,552
981	*	Nektar Therapeutics	13,675
100	*	Neose Technologies, Inc	258
359	*	Neurocrine Biosciences, Inc	13,664
154	*	NewMarket Corp	2,864
300	*	NitroMed, Inc	5,193
113	*	NL Industries, Inc	2,610
202	*	Northfield Laboratories, Inc	2,273
200	*	Noven Pharmaceuticals, Inc	3,392
400	*	NPS Pharmaceuticals, Inc	5,048
301	*	Nuvelo, Inc	1,957
90		Octel Corp	1,668
739		Olin Corp	16,480
298	*	OM Group, Inc	9,065
300	*	Omnova Solutions, Inc	1,611
450	*	Onyx Pharmaceuticals, Inc	14,107
360	*	OraSure Technologies, Inc	2,650
553	*	OSI Pharmaceuticals, Inc	22,861
100	*	Pain Therapeutics, Inc	508
440	*	Palatin Technologies, Inc	1,030
364	*	Par Pharmaceutical Cos, Inc	12,172
145	*	Penwest Pharmaceuticals Co	1,792
1,337	*	Peregrine Pharmaceuticals, Inc	1,965
81,767	d	Pfizer, Inc	2,148,019
1,000	*	Pharmacyclics, Inc	8,030
131	*	Pharmion Corp	3,799
200		PolyMedica Corp	6,352
965	*	PolyOne Corp	8,569
200	*	Pozen, Inc	1,042
1,903		PPG Industries, Inc	136,103
380	*	Praecis Pharmaceuticals, Inc	399
3,400		Praxair, Inc	162,724
27,554		Procter & Gamble Co	1,460,362
100	*	Progenics Pharmaceuticals	1,681
1,073	*	Protein Design Labs, Inc	17,157
100		Quaker Chemical Corp	2,054
235	*	Quidel Corp	919
1,208	*	Revlon, Inc (Class A)	3,479
1,740		Rohm & Haas Co	83,520
1,300		RPM International, Inc	23,764
382	*	Salix Pharmaceuticals Ltd	6,299
15,862		Schering-Plough Corp	287,895
395	*	Sciclone Pharmaceuticals, Inc	1,122
232	*	Scotts Miracle-Gro Co (Class A)	16,293
1,110	*	Sepracor, Inc	63,725
299	*	Serologicals Corp	7,308
1,356		Sherwin-Williams Co	59,650
754		Sigma-Aldrich Corp	46,183
100		Stepan Co	2,351
900	*	SuperGen, Inc	4,374
147	*	SurModics, Inc	4,691
251	*	Tanox, Inc	2,410

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
1,600	*	Terra Industries, Inc	$12,416
252	*	Third Wave Technologies, Inc	1,452
500	*	UAP Holding Corp	8,050
183	*	United Therapeutics Corp	8,362
92	*	USANA Health Sciences, Inc	4,352
864		USEC, Inc	14,066
891		Valeant Pharmaceuticals International	20,065
600		Valspar Corp	27,924
730	*	VCA Antech, Inc	14,768
695	*	Vertex Pharmaceuticals, Inc	6,505
734	*	Vicuron Pharmaceuticals, Inc	11,568
588	*	Vion Pharmaceuticals, Inc	1,676
1,206	*	Watson Pharmaceuticals, Inc	37,060
300		Wellman, Inc	4,338
200		West Pharmaceutical Services, Inc	4,780
300		Westlake Chemical Corp	9,705
602	b*	WR Grace & Co	5,129
14,379		Wyeth	606,506
2,100	*	Zila, Inc	8,484
134	*	Zymogenetics, Inc	2,045

		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,028,969

COAL MINING - 0.12%
581		Arch Coal, Inc	24,989
920		Consol Energy, Inc	43,258
758		Massey Energy Co	30,350
1,360		Peabody Energy Corp	63,050

		TOTAL COAL MINING	161,647

COMMUNICATIONS - 4.55%
1,537	*	Alamosa Holdings, Inc	17,937
3,461		Alltel Corp	189,836
2,413	*	American Tower Corp (Class A)	43,989
8,760		AT&T Corp	164,250
4,262	*	Avaya, Inc	49,780
100	*	Beasley Broadcast Group, Inc (Class A)	1,778
19,555		BellSouth Corp	514,101
168	*	Boston Communications Group	1,196
1,830	*	Cablevision Systems Corp (Class A)	51,332
100	*	Centennial Communications Corp	1,085
1,520		CenturyTel, Inc	49,917
3,210	*	Charter Communications, Inc (Class A)	5,136
2,305	*	Cincinnati Bell, Inc	9,796
575	*	Citadel Broadcasting Corp	7,895
5,245		Clear Channel Communications, Inc	180,795
15,650	*	Comcast Corp (Class A)	528,657
7,459	*	Comcast Corp (Special Class A)	249,131
230	*	Commonwealth Telephone Enterprises, Inc	10,842
300	*	Cox Radio, Inc (Class A)	5,043
1,946	*	Crown Castle International Corp	31,253
200	*	Crown Media Holdings, Inc (Class A)	1,802
185		CT Communications, Inc	1,948
671	*	Cumulus Media, Inc (Class A)	9,562
135		D&E Communications, Inc	1,233
6,894	*	DIRECTV Group, Inc	99,412
1,170	*	Dobson Communications Corp (Class A)	2,363
2,421		EchoStar Communications Corp (Class A)	70,814

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
521	*	Emmis Communications Corp (Class A)	$10,014
521	*	Entercom Communications Corp	18,506
390	*	Entravision Communications Corp (Class A)	3,459
52	*	Fisher Communications, Inc	2,689
1,129	*	Foundry Networks, Inc	11,177
464	*	General Communication, Inc (Class A)	4,236
260		Global Payments, Inc	16,767
100		Golden Telecom, Inc	2,560
420		Gray Television, Inc	6,077
327		Hearst-Argyle Television, Inc	8,339
3,617	*	IAC/InterActiveCorp	80,551
400	*	IDT Corp	5,680
200	*	IDT Corp (Class B)	2,958
500	*	Insight Communications Co, Inc	5,925
2,514	*	Internap Network Services Corp	1,483
400		Iowa Telecommunications Services, Inc	7,800
200	*	j2 Global Communications, Inc	6,862
7,220	*	Level 3 Communications, Inc	14,873
200		Liberty Corp	8,110
1,722	*	Liberty Media International, Inc	75,320
281	*	Lin TV Corp (Class A)	4,757
100	*	Lodgenet Entertainment Corp	1,884
45,615	*	Lucent Technologies, Inc	125,441
173	*	Mastec, Inc	1,420
4,194	fv*	McLeod (Escrow)	—
245	*	McLeodUSA, Inc (Class A)	44
493	*	Mediacom Communications Corp	3,224
200	*	Net2Phone, Inc	322
300	*	Nexstar Broadcasting Group, Inc	2,115
10,865	*	Nextel Communications, Inc (Class A)	308,783
1,303	*	Nextel Partners, Inc (Class A)	28,614
606	*	NII Holdings, Inc (Class B)	34,845
158		North Pittsburgh Systems, Inc	3,123
596	*	Novatel Wireless, Inc	6,407
755	*	NTL, Inc	48,071
300	*	Paxson Communications Corp	207
434	*	Premiere Global Services, Inc	4,913
420	*	Price Communications Corp	7,350
517	*	Primus Telecommunications Group	812
15,727	*	Qwest Communications International, Inc	58,190
400	*	Radio One, Inc (Class A)	5,872
400	*	Radio One, Inc (Class D)	5,900
400	bv*	RCN Corp	—
400	*	Regent Communications, Inc	2,140
125	*	Saga Communications, Inc (Class A)	2,013
87	*	Salem Communications Corp (Class A)	1,792
35,467		SBC Communications, Inc	840,213
58		Shenandoah Telecom Co	1,798
383		Sinclair Broadcast Group, Inc (Class A)	3,076
300	*	Spanish Broadcasting System, Inc (Class A)	3,078
416	*	Spectrasite, Inc	24,116
15,088		Sprint Corp	343,252
122		SureWest Communications	2,813
211	*	Talk America Holdings, Inc	1,361
514		Telephone & Data Systems, Inc	41,942
3,191	*	Terremark Worldwide, Inc	2,074
900	*	Time Warner Telecom, Inc (Class A)	3,573

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
932	*	Tivo, Inc	$4,819
179	*	Triton PCS Holdings, Inc (Class A)	397
300	*	U.S. Cellular Corp	13,689
748	*	Ubiquitel, Inc	5,012
3,694	*	UnitedGlobalcom, Inc (Class A)	34,945
2,612	*	Univision Communications, Inc (Class A)	72,326
250	*	USA Mobility, Inc	8,100
29,650		Verizon Communications, Inc	1,052,575
16,089		Viacom, Inc (Class B)	560,380
174	*	West Corp	5,568
800	*	Western Wireless Corp (Class A)	30,368
1,081	*	Wireless Facilities, Inc	6,756
1,720	*	XM Satellite Radio Holdings, Inc	54,180
100	*	Young Broadcasting, Inc (Class A)	864

		TOTAL COMMUNICATIONS	6,369,783

DEPOSITORY INSTITUTIONS - 9.56%
110		1st Source Corp	2,346
108		ABC Bancorp	1,824
96	*	ACE Cash Express, Inc	2,184
107	*	AmericanWest Bancorp	2,062
3,835		AmSouth Bancorp	99,518
200		Anchor Bancorp Wisconsin, Inc	5,622
134		Arrow Financial Corp	3,649
1,407		Associated Banc-Corp	43,941
1,314		Astoria Financial Corp	33,244
100		Bancfirst Corp	6,902
823		Bancorpsouth, Inc	16,987
838		Bank Mutual Corp	9,905
43,784		Bank of America Corp	1,930,874
125		Bank of Granite Corp	2,311
600		Bank of Hawaii Corp	27,156
8,344		Bank of New York Co, Inc	242,393
102		Bank of The Ozarks, Inc	3,238
452		BankAtlantic Bancorp, Inc (Class A)	7,865
500		BankUnited Financial Corp (Class A)	13,430
79		Banner Corp	2,131
6,095		BB&T Corp	238,193
57		Berkshire Hills Bancorp, Inc	1,924
112	*	BOK Financial Corp	4,556
287		Boston Private Financial Holdings, Inc	6,816
68		Bryn Mawr Bank Corp	1,389
74		Camden National Corp	2,616
81		Capital City Bank Group, Inc	3,281
52		Capital Corp of the West	2,417
232		Capitol Federal Financial	8,036
142		Cascade Bancorp	2,756
418		Cathay General Bancorp	13,167
101	*	Central Coast Bancorp	1,694
311		Central Pacific Financial Corp	10,465
36		Charter Financial Corp	1,201
234		Chemical Financial Corp	7,606
453		Chittenden Corp	11,810
55,557		Citigroup, Inc	2,496,732
400		Citizens Banking Corp	11,744
83		Citizens First Bancorp, Inc	1,854
81		City Bank	2,620

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
155		City Holding Co	$4,578
400		City National Corp	27,928
121		Coastal Financial Corp	1,820
150		CoBiz, Inc	2,907
1,280		Colonial Bancgroup, Inc	26,266
53		Columbia Bancorp	1,689
110		Columbia Banking System, Inc	2,613
1,837		Comerica, Inc	101,182
1,420		Commerce Bancorp, Inc	46,107
680		Commerce Bancshares, Inc	32,795
338		Commercial Capital Bancorp, Inc	6,878
400		Commercial Federal Corp	11,060
400		Community Bank System, Inc	9,164
139		Community Trust Bancorp, Inc	4,005
1,357		Compass Bancshares, Inc	61,608
200		Corus Bankshares, Inc	9,538
600		Cullen/Frost Bankers, Inc	27,090
448		CVB Financial Corp	8,127
309		Dime Community Bancshares	4,697
197		Downey Financial Corp	12,121
492		East West Bancorp, Inc	18,165
331	*	Euronet Worldwide, Inc	9,450
100		Farmers Capital Bank Corp	3,380
175		Fidelity Bankshares, Inc	4,021
5,089		Fifth Third Bancorp	218,725
100		Financial Institutions, Inc	1,981
100		First Bancorp (North Carolina)	2,264
366		First Bancorp (Puerto Rico)	15,463
150		First Busey Corp (Class A)	2,902
300		First Charter Corp	6,777
55		First Citizens Bancshares, Inc (Class A)	8,051
500		First Commonwealth Financial Corp	6,850
130		First Community Bancorp	5,759
72		First Community Bancshares, Inc	2,021
315		First Financial Bancorp	5,749
142		First Financial Bankshares, Inc	6,337
188		First Financial Corp (Indiana)	5,555
133		First Financial Holdings, Inc	3,695
1,347		First Horizon National Corp	54,944
415		First Merchants Corp	10,748
445		First Midwest Bancorp, Inc	14,454
58		First Oak Brook Bancshares, Inc	1,699
36		First of Long Island Corp	1,524
165		First Republic Bank	5,341
156		First State Bancorp	2,648
158	*	FirstFed Financial Corp	8,060
953		FirstMerit Corp	25,502
485		Flagstar Bancorp, Inc	9,482
150		Flushing Financial Corp	2,730
358		FNB Corp	6,856
53		FNB Corp (Virginia)	1,366
148		Frontier Financial Corp	5,609
1,477		Fulton Financial Corp	32,184
58		GB&T Bancshares, Inc	1,256
235		Glacier Bancorp, Inc	7,168
400		Gold Banc Corp, Inc	5,612
2,706		Golden West Financial Corp	163,713

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
104		Great Southern Bancorp, Inc	$3,377
451		Greater Bay Bancorp	11,009
246		Hancock Holding Co	7,995
384		Hanmi Financial Corp	6,355
200		Harbor Florida Bancshares, Inc	6,820
275		Harleysville National Corp	5,844
1,717		Hibernia Corp (Class A)	54,961
112		Horizon Financial Corp	2,103
701		Hudson City Bancorp, Inc	25,622
543		Hudson United Bancorp	19,141
2,410		Huntington Bancshares, Inc	57,599
100		IberiaBank Corp	5,626
846		Independence Community Bank Corp	32,994
100		Independent Bank Corp (Massachusetts)	2,900
152		Independent Bank Corp (Michigan)	4,373
657		IndyMac Bancorp, Inc	22,338
161		Integra Bank Corp	3,565
117		Interchange Financial Services Corp	2,018
331		International Bancshares Corp	11,476
400		Irwin Financial Corp	9,208
42	*	Itla Capital Corp	2,098
37,986		JPMorgan Chase & Co	1,314,316
4,606		KeyCorp	149,465
247		KNBT Bancorp, Inc	3,779
115		Lakeland Bancorp, Inc	1,791
46		Lakeland Financial Corp	1,769
888		M & T Bank Corp	90,629
67		Macatawa Bank Corp	2,250
445		MAF Bancorp, Inc	18,485
141		Main Street Banks, Inc	3,734
86		MainSource Financial Group, Inc	1,890
2,395		Marshall & Ilsley Corp	99,991
150		MB Financial, Inc	5,745
200		MBT Financial Corp	3,774
4,558		Mellon Financial Corp	130,085
53		Mercantile Bank Corp	2,167
868		Mercantile Bankshares Corp	44,146
200		Mid-State Bancshares	5,320
85		Midwest Banc Holdings, Inc	1,692
186		Nara Bancorp, Inc	2,613
6,074		National City Corp	203,479
285		National Penn Bancshares, Inc	7,002
64		NBC Capital Corp	1,548
274		NBT Bancorp, Inc	6,140
505		NetBank, Inc	4,282
2,702		New York Community Bancorp, Inc	49,068
954		NewAlliance Bancshares, Inc	13,356
4,776		North Fork Bancorp, Inc	132,486
2,103		Northern Trust Corp	91,354
200		Northwest Bancorp, Inc	4,282
35		Oak Hill Financial, Inc	1,178
150		OceanFirst Financial Corp	3,445
300	*	Ocwen Financial Corp	2,421
669		Old National Bancorp	13,581
194		Old Second Bancorp, Inc	5,854
100		Omega Financial Corp	2,979
428		Pacific Capital Bancorp	12,746

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
165		Park National Corp	$18,563
206		Partners Trust Financial Group, Inc	2,184
64		Peapack Gladstone Financial Corp	1,728
90		Pennfed Financial Services, Inc	1,336
69		Pennrock Financial Services Corp	2,409
75		Peoples Bancorp, Inc	2,017
410		People’s Bank	16,789
130		Peoples Holding Co	4,043
210		PFF Bancorp, Inc	5,796
3,059		PNC Financial Services Group, Inc	157,477
421		Provident Bancorp, Inc	5,153
283		Provident Bankshares Corp	9,328
54		Provident Financial Holdings	1,606
854		Provident Financial Services, Inc	14,603
289		R & G Financial Corp (Class B)	9,008
5,025		Regions Financial Corp	162,810
110		Republic Bancorp, Inc (Class A) (Kentucky)	2,444
629		Republic Bancorp, Inc (Michigan)	8,517
100	*	Riggs National Corp	1,909
45		Royal Bancshares of Pennsylvania (Class A)	1,022
300		S & T Bancorp, Inc	10,620
200		S.Y. Bancorp, Inc	4,400
121		Santander Bancorp	3,186
72		SCBT Financial Corp	2,162
102		Seacoast Banking Corp of Florida	2,007
400	*	Silicon Valley Bancshares	17,624
108		Simmons First National Corp (Class A)	2,681
1,267		Sky Financial Group, Inc	33,981
200		Smithtown Bancorp, Inc	5,604
700		South Financial Group, Inc	21,378
103		Southside Bancshares, Inc	2,147
668		Southwest Bancorp of Texas, Inc	12,258
94		Southwest Bancorp, Inc	1,734
3,718		Sovereign Bancorp, Inc	82,391
73		State Bancorp, Inc	1,899
54		State Financial Services Corp (Class A)	1,995
3,709		State Street Corp	162,157
114		Sterling Bancorp	2,767
400		Sterling Bancshares, Inc	5,680
256		Sterling Financial Corp (Pennsylvania)	6,661
171	*	Sterling Financial Corp (Spokane)	6,105
4,369		SunTrust Banks, Inc	314,874
3,316		Synovus Financial Corp	92,384
1,546		TCF Financial Corp	41,974
891	*	TD Banknorth, Inc	27,835
300	*	Texas Capital Bancshares, Inc	6,300
436		Texas Regional Bancshares, Inc (Class A)	13,128
238		TierOne Corp	5,593
92		Trico Bancshares	1,927
626		Trustco Bank Corp NY	7,193
491		Trustmark Corp	14,239
20,197		U.S. Bancorp	582,078
120		U.S.B. Holding Co, Inc	2,663
470		UCBH Holdings, Inc	18,753
186		UMB Financial Corp	10,587
395		Umpqua Holdings Corp	9,223
69		Union Bankshares Corp	2,209

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
754		UnionBanCal Corp	$46,183
337		United Bankshares, Inc	11,168
228		United Community Banks, Inc	5,410
400		United Community Financial Corp	4,436
81		Univest Corp of Pennsylvania	3,225
232		Unizan Financial Corp	6,032
1,119		Valley National Bancorp	28,848
62	*	Virginia Commerce Bancorp	1,676
67		Virginia Financial Group, Inc	2,204
1,167		W Holding Co, Inc	11,752
17,300		Wachovia Corp	880,743
1,039		Washington Federal, Inc	24,219
138		Washington Trust Bancorp, Inc	3,792
629		Webster Financial Corp	28,563
18,072		Wells Fargo & Co	1,080,706
200		Wesbanco, Inc	5,502
177		West Bancorporation	3,016
200		West Coast Bancorp	4,760
330		Westamerica Bancorp	17,084
54	*	Western Sierra Bancorp	1,843
500		Whitney Holding Corp	22,255
800		Wilmington Trust Corp	28,080
189		Wintrust Financial Corp	8,900
100		WSFS Financial Corp	5,256
54		Yardville National Bancorp	1,761
944		Zions Bancorp	65,155

		TOTAL DEPOSITORY INSTITUTIONS	13,386,645

EATING AND DRINKING PLACES - 0.75%
929		Applebee’s International, Inc	25,603
1,034		Aramark Corp (Class B)	27,173
113	*	BJ’s Restaurants, Inc	2,191
300		Bob Evans Farms, Inc	7,035
1,025	*	Brinker International, Inc	37,125
175	*	California Pizza Kitchen, Inc	4,102
600		CBRL Group, Inc	24,780
343	*	CEC Entertainment, Inc	12,554
467	*	CKE Restaurants, Inc	7,402
1,830		Darden Restaurants, Inc	56,144
101	*	Dave & Buster’s, Inc	1,889
400		Domino’s Pizza, Inc	7,476
182		IHOP Corp	8,678
339	*	Jack In The Box, Inc	12,577
587	*	Krispy Kreme Doughnuts, Inc	4,479
273		Landry’s Restaurants, Inc	7,895
176		Lone Star Steakhouse & Saloon, Inc	5,087
13,593		McDonald’s Corp	423,286
300	*	O'Charley’s, Inc	6,522
752		Outback Steakhouse, Inc	34,434
215	*	P.F. Chang’s China Bistro, Inc	12,857
100	*	Papa John’s International, Inc	3,472
361	*	Rare Hospitality International, Inc	11,148
92	*	Red Robin Gourmet Burgers, Inc	4,684
661		Ruby Tuesday, Inc	16,056
450	*	Ryan’s Restaurant Group, Inc	6,538
702	*	Sonic Corp	23,447
844	*	The Cheesecake Factory, Inc	29,920

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
400	*	The Steak N Shake Co	$7,740
100		Triarc Cos (Class A)	1,420
200		Triarc Cos (Class B)	2,766
1,341		Wendy’s International, Inc	52,353
3,127		Yum! Brands, Inc	162,010

		TOTAL EATING AND DRINKING PLACES	1,050,843

EDUCATIONAL SERVICES - 0.19%
1,660	*	Apollo Group, Inc (Class A)	122,940
1,036	*	Career Education Corp	35,493
942	*	Corinthian Colleges, Inc	14,808
587	*	DeVry, Inc	11,106
778	*	Education Management Corp	21,745
490	*	ITT Educational Services, Inc	23,765
377	*	Laureate Education, Inc	16,132
100	*	Learning Tree International, Inc	1,441
147	*	Princeton Review, Inc	810
168		Strayer Education, Inc	19,038
150	*	Universal Technical Institute, Inc	5,520

		TOTAL EDUCATIONAL SERVICES	272,798

ELECTRIC, GAS, AND SANITARY SERVICES - 3.75%
6,775	*	AES Corp	110,974
700		AGL Resources, Inc	24,451
1,221	*	Allegheny Energy, Inc	25,226
338		Allete, Inc	14,145
1,200		Alliant Energy Corp	32,136
2,872	*	Allied Waste Industries, Inc	20,994
2,193		Ameren Corp	107,479
4,294		American Electric Power Co, Inc	146,254
150		American States Water Co	3,795
1,133		Aqua America, Inc	27,600
1,797	*	Aquila, Inc	6,883
756		Atmos Energy Corp	20,412
400		Avista Corp	7,000
446		Black Hills Corp	14,749
148		California Water Service Group	4,939
4,712	*	Calpine Corp	13,194
100		Cascade Natural Gas Corp	1,996
100	*	Casella Waste Systems, Inc (Class A)	1,323
3,172		Centerpoint Energy, Inc	38,159
86		Central Vermont Public Service Corp	1,933
250		CH Energy Group, Inc	11,425
2,036		Cinergy Corp	82,499
3,456		Citizens Communications Co	44,721
400		Cleco Corp	8,520
1,655	*	CMS Energy Corp	21,581
100		Connecticut Water Service, Inc	2,494
2,629		Consolidated Edison, Inc	110,891
1,900		Constellation Energy Group, Inc	98,230
3,651		Dominion Resources, Inc	271,744
1,483		DPL, Inc	37,075
1,961		DTE Energy Co	89,186
9,888		Duke Energy Corp	276,963
900		Duquesne Light Holdings, Inc	16,128
2,994	*	Dynegy, Inc (Class A)	11,707
3,413		Edison International	118,499

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
7,051		El Paso Corp	$74,600
400	*	El Paso Electric Co	7,600
239		Empire District Electric Co	5,559
359		Energen Corp	23,909
1,611		Energy East Corp	42,240
57		EnergySouth, Inc	1,632
2,496		Entergy Corp	176,367
700		Equitable Resources, Inc	40,208
7,052		Exelon Corp	323,616
3,673		FirstEnergy Corp	154,082
3,932		FPL Group, Inc	157,870
700		Great Plains Energy, Inc	21,406
966		Hawaiian Electric Industries, Inc	24,652
345		Idacorp, Inc	9,788
1,600		KeySpan Corp	62,352
1,044		Kinder Morgan, Inc	79,031
200		Laclede Group, Inc	5,840
1,187		MDU Resources Group, Inc	32,785
187		MGE Energy, Inc	6,199
93		Middlesex Water Co	1,688
860		National Fuel Gas Co	24,587
300		New Jersey Resources Corp	13,059
431		Nicor, Inc	15,986
2,915		NiSource, Inc	66,433
1,492		Northeast Utilities	28,751
233		Northwest Natural Gas Co	8,428
834	*	NRG Energy, Inc	28,481
552		NSTAR	29,974
983		OGE Energy Corp	26,492
1,000		Oneok, Inc	30,820
300		Otter Tail Corp	7,512
426		Peoples Energy Corp	17,858
1,900		Pepco Holdings, Inc	39,881
4,286		PG&E Corp	146,153
897		Piedmont Natural Gas Co, Inc	20,667
986		Pinnacle West Capital Corp	41,915
553		PNM Resources, Inc	14,754
1,884		PPL Corp	101,717
2,586		Progress Energy, Inc	108,483
600	v*	Progress Energy, Inc (Cvo)	6
2,545		Public Service Enterprise Group, Inc	138,423
1,170		Puget Energy, Inc	25,787
945		Questar Corp	55,991
3,026	*	Reliant Resources, Inc	34,436
1,893		Republic Services, Inc	63,378
115		Resource America, Inc (Class A)	4,030
1,138		SCANA Corp	43,494
2,300		Sempra Energy	91,632
900	*	Sierra Pacific Resources	9,675
69		SJW Corp	2,424
130		South Jersey Industries, Inc	7,332
8,096		Southern Co	257,696
660	*	Southern Union Co	16,573
300		Southwest Gas Corp	7,248
123		Southwest Water Co	1,292
636	*	Stericycle, Inc	28,111
2,003		TECO Energy, Inc	31,407

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
2,635		TXU Corp	$209,825
581		UGI Corp	26,389
100		UIL Holdings Corp	5,065
270		Unisource Energy Corp	8,362
807		Vectren Corp	21,498
450	*	Waste Connections, Inc	15,637
1,015		Westar Energy, Inc	21,965
523		Western Gas Resources, Inc	18,017
446		WGL Holdings, Inc	13,808
5,635		Williams Cos, Inc	105,994
1,298		Wisconsin Energy Corp	46,079
400		WPS Resources Corp	21,168
4,263		Xcel Energy, Inc	73,238

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	5,254,660

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.55%
200	*	Actel Corp	3,076
632		Adtran, Inc	11,148
218	*	Advanced Energy Industries, Inc	2,108
3,955	*	Advanced Micro Devices, Inc	63,755
950	*	Aeroflex, Inc	8,863
4,644	*	Agere Systems, Inc (Class A)	6,641
12,506	*	Agere Systems, Inc (Class B)	17,759
200	*	Alliance Semiconductor Corp	498
4,042	*	Altera Corp	79,951
1,773		American Power Conversion Corp	46,293
259	*	American Superconductor Corp	2,585
800		Ametek, Inc	32,200
332	*	AMIS Holdings, Inc	3,748
1,105	*	Amkor Technology, Inc	4,265
680		Amphenol Corp (Class A)	25,187
3,968		Analog Devices, Inc	143,404
200	*	Anaren Microwave, Inc	2,426
1,201	*	Applica, Inc	6,077
3,565	*	Applied Micro Circuits Corp	11,729
92		Applied Signal Technology, Inc	2,107
900	*	Arris Group, Inc	6,219
300	*	Artesyn Technologies, Inc	2,613
4,854	*	Atmel Corp	14,319
282	*	ATMI, Inc	7,061
608	*	Avanex Corp	790
484		AVX Corp	5,929
259		Baldor Electric Co	6,685
100		Bel Fuse, Inc (Class B)	3,030
500	*	Benchmark Electronics, Inc	15,915
2,642	*	Broadcom Corp (Class A)	79,049
412	*	Broadwing Corp	1,706
200		C&D Technologies, Inc	2,010
224	*	California Micro Devices Corp	1,131
885	*	Capstone Turbine Corp	1,372
213	*	Carrier Access Corp	1,269
300	*	C-COR, Inc	1,824
466	*	Ceradyne, Inc	10,424
300	*	Checkpoint Systems, Inc	5,064
5,973	*	CIENA Corp	10,274
120	*	Comtech Telecommunications	6,252
2,010	*	Comverse Technology, Inc	50,692

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
5,030	*	Conexant Systems, Inc	$7,545
900	*	Cree, Inc	19,575
300		CTS Corp	3,900
100		Cubic Corp	1,894
1,312	*	Cypress Semiconductor Corp	16,531
179	*	Digital Theater Systems, Inc	3,242
66	*	Diodes, Inc	1,791
273	*	Ditech Communications Corp	3,404
289	*	DSP Group, Inc	7,445
100	*	Dupont Photomasks, Inc	2,667
2,008	*	Eagle Broadband, Inc	683
300	*	Electro Scientific Industries, Inc	5,817
4,531		Emerson Electric Co	294,198
96	*	EMS Technologies, Inc	1,306
940	*	Energizer Holdings, Inc	56,212
178	*	Energy Conversion Devices, Inc	4,046
494	*	Entegris, Inc	4,886
300	*	ESS Technology, Inc	1,581
600	*	Exar Corp	8,040
1,414	*	Fairchild Semiconductor International, Inc	21,677
1,100	*	Finisar Corp	1,375
128		Franklin Electric Co, Inc	4,829
4,343	*	Freescale Semiconductor, Inc (Class B)	74,917
300	*	FuelCell Energy, Inc	2,994
3,003	*	Gemstar-TV Guide International, Inc	13,063
113,378	d	General Electric Co	4,088,411
280	*	Genesis Microchip, Inc	4,046
100	*	Genlyte Group, Inc	8,997
1,200	*	GrafTech International Ltd	6,828
626		Harman International Industries, Inc	55,376
508	*	Harmonic, Inc	4,856
1,528		Harris Corp	49,889
275		Helix Technology Corp	4,254
600	*	Hexcel Corp	9,306
649		Hubbell, Inc (Class B)	33,164
378	*	Hutchinson Technology, Inc	13,147
879	*	Integrated Circuit Systems, Inc	16,806
1,000	*	Integrated Device Technology, Inc	12,030
200	*	Integrated Silicon Solution, Inc	1,340
69,216		Intel Corp	1,607,888
500	*	Interdigital Communications Corp	7,660
735	*	International Rectifier Corp	33,442
1,490		Intersil Corp (Class A)	25,807
200		Inter-Tel, Inc	4,900
359	*	InterVoice, Inc	4,032
100	*	IXYS Corp	1,144
1,812	*	Jabil Circuit, Inc	51,678
15,063	*	JDS Uniphase Corp	25,155
789	*	Kemet Corp	6,115
731	*	Kopin Corp	2,244
1,092		L-3 Communications Holdings, Inc	77,554
77	*	LaserCard Corp	383
800	*	Lattice Semiconductor Corp	4,296
100	*	Lifeline Systems, Inc	3,032
3,357		Linear Technology Corp	128,607
200	*	Littelfuse, Inc	5,730
131		LSI Industries, Inc	1,471

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
4,112	*	LSI Logic Corp	$22,986
593	*	Mattson Technology, Inc	4,708
3,470		Maxim Integrated Products, Inc	141,819
894		Maytag Corp	12,489
1,045	*	McData Corp (Class A)	3,940
169	*	Medis Technologies Ltd	2,423
667	*	MEMC Electronic Materials, Inc	8,971
223	*	Mercury Computer Systems, Inc	6,150
300		Methode Electronics, Inc	3,633
64	*	Metrologic Instruments, Inc	1,439
560	*	Micrel, Inc	5,163
2,370		Microchip Technology, Inc	61,644
6,147	*	Micron Technology, Inc	63,560
600	*	Microsemi Corp	9,774
1,000	*	Microtune, Inc	4,310
700	*	Microvision, Inc	4,081
436	*	MIPS Technologies, Inc	5,014
500	*	Mobility Electronics, Inc	3,495
1,511		Molex, Inc	39,830
164	*	Monolithic System Technology, Inc	959
240	*	Moog, Inc (Class A)	10,848
25,351		Motorola, Inc	379,504
1,045	*	MRV Communications, Inc	3,375
338	*	Mykrolis Corp	4,833
43		National Presto Industries, Inc	1,733
3,896		National Semiconductor Corp	80,297
494	*	NMS Communications Corp	2,119
1,615	*	Novellus Systems, Inc	43,169
1,666	*	Nvidia Corp	39,584
734	*	Omnivision Technologies, Inc	11,120
1,279	*	ON Semiconductor Corp	5,052
513	*	Openwave Systems, Inc	6,253
865	*	Oplink Communications, Inc	1,358
136	*	OSI Systems, Inc	2,381
1,900	*	Paradyne Networks, Inc	3,971
157		Park Electrochemical Corp	3,181
200	*	Pericom Semiconductor Corp	1,714
300	*	Photronics, Inc	5,430
363	*	Pixelworks, Inc	2,958
472		Plantronics, Inc	17,974
400	*	Plexus Corp	4,604
515	*	Plug Power, Inc	3,399
210	*	PLX Technology, Inc	2,205
1,900	*	PMC-Sierra, Inc	16,720
1,220	*	Polycom, Inc	20,679
61	*	Powell Industries, Inc	1,130
270	*	Power Integrations, Inc	5,640
500	*	Power-One, Inc	2,430
1,294	*	Powerwave Technologies, Inc	10,016
998	*	QLogic Corp	40,419
17,390		Qualcomm, Inc	637,344
922	*	Rambus, Inc	13,895
138		Raven Industries, Inc	2,818
494	*	Rayovac Corp	20,550
200		Regal-Beloit Corp	5,758
535	*	Remec, Inc	2,825
1,976	*	RF Micro Devices, Inc	10,315

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
1,921		Rockwell Collins, Inc	$91,420
200	*	Rogers Corp	8,000
5,316	*	Sanmina-SCI Corp	27,750
456	*	SBA Communications Corp	4,177
100	*	SBS Technologies, Inc	1,115
1,753		Scientific-Atlanta, Inc	49,470
200	*	Seachange International, Inc	2,590
733	*	Semtech Corp	13,099
383	*	Sigmatel, Inc	14,336
731	*	Silicon Image, Inc	7,354
392	*	Silicon Laboratories, Inc	11,646
700	*	Silicon Storage Technology, Inc	2,604
53	*	Siliconix, Inc	1,870
1,000	*	Sipex Corp	2,320
13,138	*	Sirius Satellite Radio, Inc	73,836
1,472	*	Skyworks Solutions, Inc	9,347
153		Smith (A.O.) Corp	4,417
800	*	Spatialight, Inc	4,040
100		Spectralink Corp	1,412
500	*	Standard Microsystems Corp	8,680
100	*	Stoneridge, Inc	1,221
700	*	Stratex Networks, Inc	1,288
100	*	Supertex, Inc	1,831
1,936	*	Sycamore Networks, Inc	6,892
396	*	Symmetricom, Inc	4,392
172	*	Synaptics, Inc	3,990
500		Technitrol, Inc	7,460
400	*	Tekelec	6,376
5,285	*	Tellabs, Inc	38,581
500	*	Terayon Communication Systems, Inc	1,540
187	*	Tessera Technologies, Inc	8,084
18,503		Texas Instruments, Inc	471,641
625	*	Thomas & Betts Corp	20,188
1,200	*	Transmeta Corp	1,116
199	*	Trident Microsystems, Inc	3,518
1,402	*	Triquint Semiconductor, Inc	4,739
433	*	TTM Technologies, Inc	4,529
100	*	Ulticom, Inc	1,113
149	*	Ultralife Batteries, Inc	2,551
100	*	Universal Display Corp	699
100	*	Universal Electronics, Inc	1,688
1,002	*	UTStarcom, Inc	10,972
521	*	Valence Technology, Inc	1,599
418	*	Varian Semiconductor Equipment Associates, Inc	15,888
944	*	Verso Technologies, Inc	340
2	*	Vialta, Inc	1
219	*	Viasat, Inc	4,093
200		Vicor Corp	2,088
1,766	*	Vishay Intertechnology, Inc	21,951
2,600	*	Vitesse Semiconductor Corp	6,968
466	*	Westell Technologies, Inc	2,568
734		Whirlpool Corp	49,714
269	*	Wilson Greatbatch Technologies, Inc	4,907
100		Woodhead Industries, Inc	1,360
3,866		Xilinx, Inc	113,003
255	*	Zhone Technologies, Inc	650

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,573,665

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
ENGINEERING AND MANAGEMENT SERVICES - 0.81%
200	*	Accelrys, Inc	$1,186
188	*	Advisory Board Co	8,216
603	*	Affymetrix, Inc	25,833
478	*	Answerthink, Inc	1,974
300	*	Antigenics, Inc	2,010
758	*	Applera Corp (Celera Genomics Group)	7,770
556	*	Ariad Pharmaceuticals, Inc	3,114
545	*	Axonyx, Inc	670
1,700	*	BearingPoint, Inc	14,909
1,894	*	Celgene Corp	64,491
854	*	Century Business Services, Inc	3,501
67	*	Charles River Associates, Inc	3,306
226	*	Ciphergen Biosystems, Inc	626
120	*	Cornell Cos, Inc	1,512
392		Corporate Executive Board Co	25,068
407	*	Corrections Corp of America	15,710
667	*	Covance, Inc	31,756
360	*	CuraGen Corp	1,498
300	*	CV Therapeutics, Inc	6,108
328	*	Decode Genetics, Inc	1,870
300	*	DiamondCluster International, Inc	4,830
571	*	Digitas, Inc	5,767
188	*	Diversa Corp	936
278	*	Dyax Corp	895
423	*	eResearch Technology, Inc	4,983
753	*	Exelixis, Inc	5,105
841		Fluor Corp	46,617
100	*	Forrester Research, Inc	1,408
452	*	FTI Consulting, Inc	9,329
739	*	Gartner, Inc (Class A)	7,072
91	*	Gartner, Inc (Class B)	851
100	*	Genencor International, Inc	1,923
594	*	Gen-Probe, Inc	26,469
5,408		Halliburton Co	233,896
410	*	Hewitt Associates, Inc	10,906
755	*	Incyte Corp	5,157
598	*	Jacobs Engineering Group, Inc	31,048
230	*	Keryx Biopharmaceuticals, Inc	3,073
100	*	Kosan Biosciences, Inc	410
84		Landauer, Inc	3,993
139	*	LECG Corp	2,724
673	*	Lexicon Genetics, Inc	3,439
302	*	Lifecell Corp	2,688
182	*	Luminex Corp	1,370
301	*	Maxim Pharmaceuticals, Inc	530
141		MAXIMUS, Inc	4,722
317	*	Maxygen, Inc	2,720
1,400		Moody's Corp	113,204
60	*	MTC Technologies, Inc	1,950
284	*	Myriad Genetics, Inc	5,223
440	*	Navigant Consulting, Inc	11,981
595	*	Neopharm, Inc	4,623
645	*	Oscient Pharmaceuticals Corp	1,509
270	*	Parexel International Corp	6,345
3,813		Paychex, Inc	125,143

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
300	*	Per-Se Technologies, Inc	$4,605
600	*	Pharmaceutical Product Development, Inc	29,070
935	*	Pharmos Corp	589
300	*	PRG-Schultz International, Inc	1,503
834		Quest Diagnostics, Inc	87,678
245	*	Regeneration Technologies, Inc	2,526
360	*	Regeneron Pharmaceuticals, Inc	1,840
414	*	Resources Connection, Inc	8,665
100	*	Seattle Genetics, Inc	514
282	*	SFBC International, Inc	9,938
160	*	Sourcecorp	3,222
299	*	Symyx Technologies, Inc	6,593
100	*	Tejon Ranch Co	4,460
510	*	Telik, Inc	7,691
677	*	Tetra Tech, Inc	8,544
277	*	Transkaryotic Therapies, Inc	6,915
124	*	TRC Cos, Inc	1,823
148	*	Trimeris, Inc	1,667
300	*	URS Corp	8,625
196	*	Ventiv Health, Inc	4,508
263	*	Washington Group International, Inc	11,832
392		Watson Wyatt & Co Holdings	10,662

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,137,437

FABRICATED METAL PRODUCTS - 0.62%
437	*	Alliant Techsystems, Inc	31,224
1,244		Ball Corp	51,601
100		CIRCOR International, Inc	2,465
618		Commercial Metals Co	20,944
593		Crane Co	17,072
1,891	*	Crown Holdings, Inc	29,424
2,492		Danaher Corp	133,098
65	*	Drew Industries, Inc	2,447
220	*	Griffon Corp	4,710
100		Gulf Island Fabrication, Inc	2,346
468		Harsco Corp	27,898
2,702		Illinois Tool Works, Inc	241,910
259	*	Intermagnetics General Corp	6,304
792	*	Jacuzzi Brands, Inc	7,730
4,700		Masco Corp	162,949
100	*	Mobile Mini, Inc	4,041
200	*	NCI Building Systems, Inc	7,720
672	*	Shaw Group, Inc	14,650
100		Silgan Holdings, Inc	6,498
400		Simpson Manufacturing Co, Inc	12,360
657		Snap-On, Inc	20,886
729		Stanley Works	33,002
200		Sturm Ruger & Co, Inc	1,386
512	*	Taser International, Inc	6,144
154		Valmont Industries, Inc	3,437
300	*	Water Pik Technologies, Inc	5,910
255		Watts Water Technologies, Inc (Class A)	8,316

		TOTAL FABRICATED METAL PRODUCTS	866,472

FOOD AND KINDRED PRODUCTS - 3.02%
200		American Italian Pasta Co (Class A)	5,480
8,775		Anheuser-Busch Cos, Inc	415,847

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
6,113		Archer Daniels Midland Co	$150,258
100	*	Boston Beer Co, Inc (Class A)	2,190
600		Cal-Maine Foods, Inc	4,716
2,663		Campbell Soup Co	77,280
77		Coca-Cola Bottling Co Consolidated	4,028
22,652		Coca-Cola Co	943,909
2,462		Coca-Cola Enterprises, Inc	50,520
5,654		Conagra Foods, Inc	152,771
875	*	Constellation Brands, Inc (Class A)	46,261
718		Corn Products International, Inc	18,661
588	*	Darling International, Inc	2,346
1,743	*	Dean Foods Co	59,785
2,062	*	Del Monte Foods Co	22,373
490		Flowers Foods, Inc	13,823
3,110		General Mills, Inc	152,857
3,801		H.J. Heinz Co	140,029
1,169	*	Hercules, Inc	16,939
1,868		Hershey Foods Corp	112,939
758		Hormel Foods Corp	23,581
156		J & J Snack Foods Corp	7,306
572		J.M. Smucker Co	28,772
2,603		Kellogg Co	112,632
2,878		Kraft Foods, Inc (Class A)	95,118
317		Lancaster Colony Corp	13,488
200		Lance, Inc	3,214
107	*	M&F Worldwide Corp	1,427
1,600		McCormick & Co, Inc (Non-Vote)	55,088
519		Molson Coors Brewing Co (Class B)	40,051
79	*	Peets Coffee & Tea, Inc	1,947
1,664		Pepsi Bottling Group, Inc	46,342
735		PepsiAmericas Inc	16,655
18,273		PepsiCo, Inc	969,017
208		Pilgrim’s Pride Corp	7,430
275		Ralcorp Holdings, Inc	13,021
110		Sanderson Farms, Inc	4,753
8,647		Sara Lee Corp	191,618
400		Sensient Technologies Corp	8,624
859	*	Smithfield Foods, Inc	27,101
539		Tootsie Roll Industries, Inc	16,170
300		Topps Co, Inc	2,763
2,419		Tyson Foods, Inc (Class A)	40,349
1,759		Wrigley (Wm.) Jr Co	115,338

		TOTAL FOOD AND KINDRED PRODUCTS	4,234,817

FOOD STORES - 0.45%
240	*	7-Eleven, Inc	5,765
3,861		Albertson’s, Inc	79,730
15		Arden Group, Inc (Class A)	1,065
174	*	Great Atlantic & Pacific Tea Co, Inc	2,593
100		Ingles Markets, Inc (Class A)	1,332
7,913	*	Kroger Co	126,845
276	*	Panera Bread Co (Class A)	15,602
200	*	Pantry, Inc	6,194
325	*	Pathmark Stores, Inc	2,051
300		Ruddick Corp	6,945
4,746	*	Safeway, Inc	87,943
4,186	*	Starbucks Corp	216,249

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
100		Weis Markets, Inc	$3,687
643		Whole Foods Market, Inc	65,669
261	*	Wild Oats Markets, Inc	2,774

		TOTAL FOOD STORES	624,444

FORESTRY - 0.12%
2,526		Weyerhaeuser Co	173,031

		TOTAL FORESTRY	173,031

FURNITURE AND FIXTURES - 0.27%
100		Bassett Furniture Industries, Inc	1,970
291		Ethan Allen Interiors, Inc	9,312
661		Furniture Brands International, Inc	14,416
800		Herman Miller, Inc	24,096
585		Hillenbrand Industries, Inc	32,450
641		HNI Corp	28,813
64		Hooker Furniture Corp	1,209
400	*	Interface, Inc (Class A)	2,728
1,997		Johnson Controls, Inc	111,353
300		Kimball International, Inc (Class B)	4,350
500		La-Z-Boy, Inc	6,965
1,992		Leggett & Platt, Inc	57,529
2,907		Newell Rubbermaid, Inc	63,780
387	*	Select Comfort Corp	7,910
47		Stanley Furniture Co, Inc	2,222
200	*	Tempur-Pedic International, Inc	3,732

		TOTAL FURNITURE AND FIXTURES	372,835

FURNITURE AND HOMEFURNISHINGS STORES - 0.37%
3,395	*	Bed Bath & Beyond, Inc	124,053
2,802		Best Buy Co, Inc	151,336
2,068		Circuit City Stores, Inc (Circuit City Group)	33,191
227	*	Cost Plus, Inc	6,102
140	*	Electronics Boutique Holdings Corp	6,016
440	*	GameStop Corp (Class B)	9,812
259	*	Guitar Center, Inc	14,201
166		Haverty Furniture Cos, Inc	2,531
113	*	Kirkland’s, Inc	1,250
600	*	Linens ’n Things, Inc	14,898
573	*	Mohawk Industries, Inc	48,304
1,100		Pier 1 Imports, Inc	20,053
1,755		RadioShack Corp	42,998
164	*	Restoration Hardware, Inc	935
525		Steelcase, Inc (Class A)	7,245
304	*	The Bombay Co, Inc	1,611
200	*	Trans World Entertainment Corp	2,946
992	*	Williams-Sonoma, Inc	36,456

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	523,938

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
GENERAL BUILDING CONTRACTORS - 0.48%
477		Beazer Homes U.S.A., Inc	$23,783
159		Brookfield Homes Corp	6,711
1,272		Centex Corp	72,847
3,508		D.R. Horton, Inc	102,574
39	*	Dominion Homes, Inc	660
398	*	Hovnanian Enterprises, Inc (Class A)	20,298
364		KB Home	42,755
1,332		Lennar Corp (Class A)	75,498
96		Lennar Corp (Class B)	5,060
475		Levitt Corp (Class A)	12,179
111		M/I Homes, Inc	5,431
409		MDC Holdings, Inc	28,487
264	*	Meritage Homes Corp	15,555
57	*	NVR, Inc	44,745
100	*	Palm Harbor Homes, Inc	1,626
173	*	Perini Corp	2,386
1,120		Pulte Homes, Inc	82,466
600		Ryland Group, Inc	37,212
335		Standard-Pacific Corp	24,184
509	*	Toll Brothers, Inc	40,135
264		Walter Industries, Inc	11,233
302	*	WCI Communities, Inc	9,084
45	*	William Lyon Homes, Inc	3,452

		TOTAL GENERAL BUILDING CONTRACTORS	668,361

GENERAL MERCHANDISE STORES - 2.10%
521	*	99 Cents Only Stores	6,861
1,248	*	Big Lots, Inc	15,001
797	*	BJ’s Wholesale Club, Inc	24,755
172	*	Brookstone, Inc	2,790
455		Casey’s General Stores, Inc	8,176
4,849		Costco Wholesale Corp	214,229
633		Dillard’s, Inc (Class A)	17,028
3,001		Dollar General Corp	65,752
1,345	*	Dollar Tree Stores, Inc	38,642
1,570		Family Dollar Stores, Inc	47,665
1,947		Federated Department Stores, Inc	123,907
480		Fred’s, Inc	8,242
2,624		J.C. Penney Co, Inc	136,238
3,161	*	Kohl’s Corp	163,202
3,238		May Department Stores Co	119,871
457		Neiman Marcus Group, Inc (Class A)	41,820
600	*	Retail Ventures, Inc	5,466
1,433		Saks, Inc	25,866
288	*	ShopKo Stores, Inc	6,399
200	*	Stein Mart, Inc	4,500
9,787		Target Corp	489,546
228	*	Tuesday Morning Corp	6,582
27,392		Wal-Mart Stores, Inc	1,372,613

		TOTAL GENERAL MERCHANDISE STORES	2,945,151

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
HEALTH SERVICES - 1.03%
606	*	Accredo Health, Inc	$26,912
116	*	Amedisys, Inc	3,509
112	*	America Service Group, Inc	2,479
276	*	American Healthways, Inc	9,113
282	*	Amsurg Corp	7,135
575	*	Apria Healthcare Group, Inc	18,457
900	*	Beverly Enterprises, Inc	11,142
4,889	*	Caremark Rx, Inc	194,484
734	*	Community Health Systems, Inc	25,624
60	*	Corvel Corp	1,279
1,113	*	Coventry Health Care, Inc	75,840
296	*	Cross Country Healthcare, Inc	4,961
1,056	*	DaVita, Inc	44,194
242	*	Enzo Biochem, Inc	3,490
782	*	Express Scripts, Inc	68,183
128	*	Genesis HealthCare Corp	5,490
175	*	Gentiva Health Services, Inc	2,831
4,574		HCA, Inc	245,029
2,700		Health Management Associates, Inc (Class A)	70,686
500		Hooper Holmes, Inc	1,910
206	*	Kindred Healthcare, Inc	7,231
181	*	LabOne, Inc	6,241
1,511	*	Laboratory Corp of America Holdings	72,830
163		LCA-Vision, Inc	5,428
384	*	LifePoint Hospitals, Inc	16,835
1,018	*	Lincare Holdings, Inc	45,026
286	*	Magellan Health Services, Inc	9,738
1,022		Manor Care, Inc	37,160
300	*	Matria Healthcare, Inc	9,213
400	*	Medcath Corp	11,720
2,845	*	Medco Health Solutions, Inc	141,027
100		National Healthcare Corp	3,421
399	*	NeighborCare, Inc	11,671
358	*	OCA, Inc	1,521
336	*	Odyssey HealthCare, Inc	3,951
125		Option Care, Inc	2,574
318	*	Pediatrix Medical Group, Inc	21,812
675	*	Province Healthcare Co	16,261
105	*	Psychiatric Solutions, Inc	4,830
300	*	RehabCare Group, Inc	8,613
690	*	Renal Care Group, Inc	26,179
200	*	Specialty Laboratories, Inc	1,910
164	*	Sunrise Senior Living, Inc	7,970
5,068	*	Tenet Healthcare Corp	58,434
869	*	Triad Hospitals, Inc	43,537
299	*	United Surgical Partners International, Inc	13,685
496		Universal Health Services, Inc (Class B)	25,990
121	*	VistaCare, Inc (Class A)	2,477

		TOTAL HEALTH SERVICES	1,440,033

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.01%
296		Granite Construction, Inc	7,776
200	*	Insituform Technologies, Inc (Class A)	2,902

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	10,678

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 3.45%
300	*	4Kids Entertainment, Inc	$6,633
700		Aames Investment Corp	5,740
200		Acadia Realty Trust	3,216
263		Affordable Residential Communities	3,327
127		Alabama National Bancorp	7,860
28	*	Alexander’s, Inc	6,762
200		Alexandria Real Estate Equities, Inc	12,876
1,450		Allied Capital Corp	37,845
841		AMB Property Corp	31,790
200		Amcore Financial, Inc	5,650
1,166		American Financial Realty Trust	17,059
369		American Home Mortgage Investment Corp	10,568
269		AMLI Residential Properties Trust	7,368
1,134		Annaly Mortgage Management, Inc	21,274
503		Anthracite Capital, Inc	5,603
1,034		Anworth Mortgage Asset Corp	9,875
964		Apartment Investment & Management Co (Class A)	35,861
563		Apollo Investment Corp	9,447
2,220		Archstone-Smith Trust	75,724
696		Arden Realty, Inc	23,560
823		AvalonBay Communities, Inc	55,050
199		Bedford Property Investors	4,344
851		Boston Properties, Inc	51,256
435		Brandywine Realty Trust	12,354
500		BRE Properties, Inc (Class A)	17,650
518		Brookline Bancorp, Inc	7,718
526		Camden Property Trust	24,738
260		Capital Automotive REIT	8,611
241		Capital Lease Funding, Inc	2,663
87		Capital Southwest Corp	6,882
300		Capital Trust, Inc	9,954
70		Capitol Bancorp Ltd	2,117
100		Capstead Mortgage Corp	855
603		CarrAmerica Realty Corp	19,025
1,199		Catellus Development Corp	31,953
286		CBL & Associates Properties, Inc	20,452
700		Cedar Shopping Centers, Inc	9,968
496		Centerpoint Properties Trust	20,336
65		Cherokee, Inc	2,176
239		Colonial Properties Trust	9,180
577		Commercial Net Lease Realty, Inc	10,646
138		Community Banks, Inc	3,449
575		Cornerstone Realty Income Trust, Inc	5,704
306		Corporate Office Properties Trust	8,103
65		Correctional Properties Trust	1,641
426		Cousins Properties, Inc	11,021
649		Crescent Real Estate Equities Co	10,605
378		CRT Properties, Inc	8,233
1,046		Developers Diversified Realty Corp	41,578
1,533		Duke Realty Corp	45,760
161		Eastgroup Properties, Inc	6,070

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
32	*	Enstar Group, Inc	$1,920
300		Entertainment Properties Trust	12,429
427		Equity Inns, Inc	4,710
198		Equity Lifestyle Properties, Inc	6,979
4,497		Equity Office Properties Trust	135,495
300		Equity One, Inc	6,177
3,135		Equity Residential	100,978
232		Essex Property Trust, Inc	16,031
627		Federal Realty Investment Trust	30,315
408	*	FelCor Lodging Trust, Inc	5,071
117		First Indiana Corp	2,831
500		First Industrial Realty Trust, Inc	18,915
1,581		First Niagara Financial Group, Inc	20,885
100		First Place Financial Corp	1,830
700		Fremont General Corp	15,393
1,402		Friedman Billings Ramsey Group, Inc	22,250
302		Gables Residential Trust	10,057
2,500		General Growth Properties, Inc	85,250
115		German American Bancorp	1,782
81		Gladstone Capital Corp	1,719
210		Glenborough Realty Trust, Inc	4,015
511		Glimcher Realty Trust	12,111
300		GMH Communities Trust	3,513
900		Government Properties Trust, Inc	8,964
600		Harris & Harris Group, Inc	7,224
1,404		Health Care Property Investors, Inc	32,952
618		Health Care REIT, Inc	19,776
423		Healthcare Realty Trust, Inc	15,414
365		Heritage Property Investment Trust	10,833
368		Highland Hospitality Corp	3,809
700		Highwoods Properties, Inc	18,774
399		Home Properties, Inc	15,481
800		HomeBanc Corp	7,072
684		Hospitality Properties Trust	27,620
3,423		Host Marriott Corp	56,685
2,100		HRPT Properties Trust	25,011
562		IMPAC Mortgage Holdings, Inc	10,779
208		Innkeepers U.S.A. Trust	2,685
1,078		Investors Real Estate Trust	10,058
1,470		iShares Russell 2000 Index Fund	179,560
1,126		iStar Financial, Inc	46,369
254		Kilroy Realty Corp	10,391
1,050		Kimco Realty Corp	56,595
312		Kramont Realty Trust	7,301
1,997	*	La Quinta Corp	16,974
200		LaSalle Hotel Properties	5,810
576		Lexington Corporate Properties Trust	12,637
900		Liberty Property Trust	35,145
129		LTC Properties, Inc	2,238
388		Luminent Mortgage Capital, Inc	4,260
650		Macerich Co	34,632
688		Mack-Cali Realty Corp	29,137
361		Maguire Properties, Inc	8,621
1,724	*	Meristar Hospitality Corp	12,068
808		MFA Mortgage Investments, Inc	6,149
161		Mid-America Apartment Communities, Inc	5,877

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
542		Mills Corp	$28,672
114		Mission West Properties, Inc	1,208
400		MortgageIT Holdings, Inc	6,380
200		National Health Investors, Inc	5,196
800		Nationwide Health Properties, Inc	16,168
350		New Century Financial Corp	16,387
1,216		New Plan Excel Realty Trust	30,534
361		Newcastle Investment Corp	10,686
266		Novastar Financial, Inc	9,579
493		Omega Healthcare Investors, Inc	5,413
165		Oriental Financial Group, Inc	3,864
408		Pan Pacific Retail Properties, Inc	23,154
100		Parkway Properties, Inc	4,670
334		Pennsylvania Real Estate Investment Trust	13,467
1,970		Plum Creek Timber Co, Inc	70,329
2,885		Popular, Inc	70,163
500		Post Properties, Inc	15,520
473		Prentiss Properties Trust	16,158
398		PrivateBancorp, Inc	12,501
1,889		Prologis	70,082
101		Prosperity Bancshares, Inc	2,675
135		PS Business Parks, Inc	5,441
898		Public Storage, Inc	51,132
208		RAIT Investment Trust	5,579
113		Ramco-Gershenson Properties	3,068
800		Realty Income Corp	18,304
661		Reckson Associates Realty Corp	20,293
133		Redwood Trust, Inc	6,807
615		Regency Centers Corp	29,292
250		Sandy Spring Bancorp, Inc	8,080
100		Saul Centers, Inc	3,200
500		Saxon Capital, Inc	8,600
479		Senior Housing Properties Trust	7,990
587		Shurgard Storage Centers, Inc (Class A)	24,055
1,775		Simon Property Group, Inc	107,530
411		SL Green Realty Corp	23,106
137		Sovran Self Storage, Inc	5,429
11,250		SPDR Trust Series 1	1,327,050
300		Strategic Hotel Capital, Inc	4,410
88		Suffolk Bancorp	2,907
136		Sun Communities, Inc	4,869
400		Sunstone Hotel Investors, Inc	8,580
400		Susquehanna Bancshares, Inc	9,752
290		Tanger Factory Outlet Centers, Inc	6,380
106	*	Tarragon Realty Investors, Inc	2,140
700		Taubman Centers, Inc	19,418
892		Thornburg Mortgage, Inc	25,012
179		Tompkins Trustco, Inc	7,616
151		Town & Country Trust	3,994
827		Trizec Properties, Inc	15,713
1,487		United Dominion Realty Trust, Inc	31,034
100		Universal Health Realty Income Trust	2,825

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
213		Urstadt Biddle Properties, Inc (Class A)	$3,248
900		Ventas, Inc	22,464
1,097		Vornado Realty Trust	75,989
9,392		Washington Mutual, Inc	370,984
444		Washington Real Estate Investment Trust	12,765
930		Weingarten Realty Investors	32,094
51		Westfield Financial, Inc	1,275
100		Winston Hotels, Inc	1,170

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,828,088

HOTELS AND OTHER LODGING PLACES - 0.41%
113		Ameristar Casinos, Inc	6,179
700	*	Bluegreen Corp	8,995
300		Boyd Gaming Corp	15,645
215		Choice Hotels International, Inc	13,319
4,304		Hilton Hotels Corp	96,194
200	*	Las Vegas Sands Corp	9,000
717	*	Mandalay Resort Group	50,541
200		Marcus Corp	4,100
2,038		Marriott International, Inc (Class A)	136,261
658	*	MGM Mirage	46,600
1,000	*	Pinnacle Entertainment, Inc	16,700
2,371		Starwood Hotels & Resorts Worldwide, Inc	142,331
78	*	Vail Resorts, Inc	1,970
352	*	Wynn Resorts Ltd	23,844

		TOTAL HOTELS AND OTHER LODGING PLACES	571,679

INDUSTRIAL MACHINERY AND EQUIPMENT - 6.89%
8,428		3M Co	722,195
86	*	Aaon, Inc	1,416
222	*	Actuant Corp	9,972
900	*	Adaptec, Inc	4,311
652	*	Advanced Digital Information Corp	5,346
1,149	*	AGCO Corp	20,969
209		Albany International Corp (Class A)	6,454
2,011		American Standard Cos, Inc	93,471
8,802	*	Apple Computer, Inc	366,779
18,293		Applied Materials, Inc	297,261
100	*	Astec Industries, Inc	2,205
70	*	ASV, Inc	2,775
1,100	*	Asyst Technologies, Inc	5,269
307	*	Authentidate Holding Corp	1,225
484	*	Avocent Corp	12,419
900	*	Axcelis Technologies, Inc	6,570
3,674		Baker Hughes, Inc	163,456
839		Black & Decker Corp	66,273
243		Black Box Corp	9,091
478		Briggs & Stratton Corp	17,404
388	*	Brooks Automation, Inc	5,890
200		Bucyrus International, Inc (Class A)	7,812
86		Cascade Corp	3,010
3,664		Caterpillar, Inc	335,036
600	*	Cirrus Logic, Inc	2,712

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
72,346	*	Cisco Systems, Inc	$1,294,270
546	*	Cooper Cameron Corp	31,237
688	*	Cray, Inc	1,754
418		Cummins, Inc	29,406
200	*	Cuno, Inc	10,278
400	*	Cymer, Inc	10,708
2,628		Deere & Co	176,418
27,080	*	Dell, Inc	1,040,414
772		Diebold, Inc	42,344
818		Donaldson Co, Inc	26,405
281	*	Dot Hill Systems Corp	1,672
2,329		Dover Corp	88,013
59	*	Dril-Quip, Inc	1,814
1,680		Eaton Corp	109,872
500	*	Electronics For Imaging, Inc	8,920
25,799	*	EMC Corp	317,844
1,000	*	Emulex Corp	18,840
237		Engineered Support Systems, Inc	12,684
215	*	EnPro Industries, Inc	5,912
200	*	Esterline Technologies Corp	6,910
313	*	FalconStor Software, Inc	1,869
500	*	Flowserve Corp	12,935
715	*	FMC Technologies, Inc	23,724
600	*	FSI International, Inc	2,538
169	*	Gardner Denver, Inc	6,677
2,668	*	Gateway, Inc	10,752
100	*	General Binding Corp	2,100
258	*	Global Power Equipment Group, Inc	2,472
125		Gorman-Rupp Co	2,682
771		Graco, Inc	31,118
1,227	*	Grant Prideco, Inc	29,644
31,207		Hewlett-Packard Co	684,682
96	*	Hydril	5,607
310	*	Hypercom Corp	1,466
533		IDEX Corp	21,507
300	*	InFocus Corp	1,722
18,005		International Business Machines Corp	1,645,297
3,710		International Game Technology	98,909
420	*	Iomega Corp	1,802
1,008		ITT Industries, Inc	90,962
400		JLG Industries, Inc	8,620
741		Joy Global, Inc	25,979
85	*	Kadant, Inc	1,577
300		Kaydon Corp	9,420
358		Kennametal, Inc	17,001
248	*	Komag, Inc	5,543
400	*	Kulicke & Soffa Industries, Inc	2,516
1,400	*	Lam Research Corp	40,404
400		Lennox International, Inc	8,768
1,368	*	Lexmark International, Inc	109,399
300		Lincoln Electric Holdings, Inc	9,024
100		Lindsay Manufacturing Co	1,908
100		Lufkin Industries, Inc	4,829
278		Manitowoc Co, Inc	11,228
2,441	*	Maxtor Corp	12,986
400	*	Micros Systems, Inc	14,684
47		Middleby Corp	2,322

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
239	*	Milacron, Inc	$729
300		Modine Manufacturing Co	8,799
65		Nacco Industries, Inc (Class A)	6,626
1,681	*	National Oilwell Varco, Inc	78,503
400	*	Netgear, Inc	6,036
3,260	*	Network Appliance, Inc	90,172
282		Nordson Corp	10,383
267	*	Oil States International, Inc	5,487
300	*	Omnicell, Inc	2,163
69	*	Overland Storage, Inc	1,013
1,443		Pall Corp	39,134
444	*	PalmOne, Inc	11,269
1,348		Parker Hannifin Corp	82,120
300	*	Paxar Corp	6,402
1,026		Pentair, Inc	40,014
2,519		Pitney Bowes, Inc	113,657
147	*	Planar Systems, Inc	1,326
300	*	Presstek, Inc	2,316
200	*	ProQuest Co	7,230
1,916	*	Quantum Corp	5,576
78		Robbins & Myers, Inc	1,717
2,139		Rockwell Automation, Inc	121,153
1,717	*	Sandisk Corp	47,733
200		Sauer-Danfoss, Inc	4,526
100		Schawk, Inc	1,825
819	*	Scientific Games Corp (Class A)	18,714
100	*	Semitool, Inc	1,020
2,775	*	Silicon Graphics, Inc	3,302
1,110		Smith International, Inc	69,630
8,917	*	Solectron Corp	30,942
837		SPX Corp	36,225
100		Standex International Corp	2,730
400		Stewart & Stevenson Services, Inc	9,156
1,174	*	Storage Technology Corp	36,159
2,550		Symbol Technologies, Inc	36,950
139		Tecumseh Products Co (Class A)	5,506
100		Tennant Co	3,869
458	*	Terex Corp	19,831
100		Thomas Industries, Inc	3,964
648		Timken Co	17,716
257		Toro Co	22,745
91	*	Transact Technologies, Inc	911
200	*	Ultratech, Inc	2,920
400	*	UNOVA, Inc	8,260
262	*	Veeco Instruments, Inc	3,943
2,500	*	Western Digital Corp	31,875
167		Woodward Governor Co	11,974
10,220	*	Xerox Corp	154,833
1,062	*	Xybernaut Corp	446
439		York International Corp	17,200
600	*	Zebra Technologies Corp (Class A)	28,494

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	9,644,933

INSTRUMENTS AND RELATED PRODUCTS - 2.85%
186	*	Abaxis, Inc	1,646
400	*	ADE Corp	8,880
274	*	Advanced Medical Optics, Inc	9,922

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
191	*	Advanced Neuromodulation Systems, Inc	$5,121
5,177	*	Agilent Technologies, Inc	114,929
400	*	Aksys Ltd	1,268
700	*	Align Technology, Inc	4,368
580	*	American Medical Systems Holdings, Inc	9,964
100		Analogic Corp	4,325
2,207		Applera Corp (Applied Biosystems Group)	43,566
172		Arrow International, Inc	5,908
200	*	Arthrocare Corp	5,700
200	*	Aspect Medical Systems, Inc	4,318
400	*	August Technology Corp	4,688
1,132		Bard (C.R.), Inc	77,067
542		Bausch & Lomb, Inc	39,729
6,777		Baxter International, Inc	230,282
655		Beckman Coulter, Inc	43,525
2,694		Becton Dickinson & Co	157,383
80		BEI Technologies, Inc	1,918
198		Biolase Technology, Inc	1,683
2,766		Biomet, Inc	100,406
208	*	Bio-Rad Laboratories, Inc (Class A)	10,132
7,162	*	Boston Scientific Corp	209,775
104	*	Bruker BioSciences Corp	366
162	*	Candela Corp	1,445
504	*	Cardiac Science, Inc	580
300	*	Cardiodynamics International Corp	876
609	*	Cepheid, Inc	5,889
100	*	Closure Medical Corp	2,670
459		Cognex Corp	11,420
265	*	Coherent, Inc	8,946
200		Cohu, Inc	3,190
200	*	Conceptus, Inc	1,560
450	*	Conmed Corp	13,554
413		Cooper Cos, Inc	30,108
1,023	*	Credence Systems Corp	8,092
331	*	CTI Molecular Imaging, Inc	6,709
200	*	Cyberonics, Inc	8,834
1,300	*	Cytyc Corp	29,913
100		Datascope Corp	3,058
841		Dentsply International, Inc	45,759
184	*	Dionex Corp	10,028
190	*	DJ Orthopedics, Inc	4,759
263	*	DRS Technologies, Inc	11,177
2,934		Eastman Kodak Co	95,502
137		EDO Corp	4,117
748	*	Edwards Lifesciences Corp	32,329
1,600	*	Encore Medical Corp	8,608
100	*	ESCO Technologies, Inc	8,035
62	*	Exactech, Inc	1,052
81	*	Excel Technology, Inc	1,991
112	*	Faro Technologies, Inc	2,636
177	*	FEI Co	4,098
1,182	*	Fisher Scientific International, Inc	67,279
768	*	Flir Systems, Inc	23,270
295	*	Formfactor, Inc	6,679
469	*	Fossil, Inc	12,159
3,315		Guidant Corp	244,978
151	*	Haemonetics Corp	6,366

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
177	*	Hanger Orthopedic Group, Inc	$1,053
409	*	Herley Industries, Inc	6,998
177	*	Hologic, Inc	5,642
111	*	ICU Medical, Inc	3,941
193	*	I-Flow Corp	3,055
200	*	II-VI, Inc	3,488
350	*	Inamed Corp	24,458
400	*	Input/Output, Inc	2,580
159	*	Integra LifeSciences Holding	5,600
356	*	Intuitive Surgical, Inc	16,187
316		Invacare Corp	14,103
304	*	Itron, Inc	9,011
213	*	Ixia	3,789
100		Keithley Instruments, Inc	1,613
66	*	Kensey Nash Corp	1,787
2,062		KLA-Tencor Corp	94,873
102	*	KVH Industries, Inc	929
189	*	Kyphon, Inc	4,757
137	*	Laserscope	4,348
561	*	Lexar Media, Inc	2,794
522	*	LTX Corp	2,318
114	*	Measurement Specialties, Inc	2,622
82	*	Medical Action Industries, Inc	1,550
13,015		Medtronic, Inc	663,114
465		Mentor Corp	14,927
187	*	Merit Medical Systems, Inc	2,242
471	*	Mettler-Toledo International, Inc	22,373
500	*	Millipore Corp	21,700
300		Mine Safety Appliances Co	11,622
429	*	MKS Instruments, Inc	6,813
100	*	Molecular Devices Corp	1,900
200		Movado Group, Inc	3,700
221		MTS Systems Corp	6,416
1,500	*	Nanogen, Inc	5,220
407	*	Newport Corp	5,897
200		Oakley, Inc	2,564
485	*	Orbital Sciences Corp	4,695
293	*	Orthologic Corp	1,483
1,900	*	Orthovita, Inc	6,460
100	*	Palomar Medical Technologies, Inc	2,697
1,291		PerkinElmer, Inc	26,633
200	*	Photon Dynamics, Inc	3,812
1,500	*	Pinnacle Systems, Inc	8,385
164	*	Possis Medical, Inc	1,373
4,735		Raytheon Co	183,245
414	*	Resmed, Inc	23,350
382	*	Respironics, Inc	22,259
122	*	Rofin-Sinar Technologies, Inc	3,921
567		Roper Industries, Inc	37,139
100	*	Rudolph Technologies, Inc	1,506
900	*	Sonic Innovations, Inc	5,022
126	*	Sonic Solutions, Inc	1,896
150	*	SonoSite, Inc	3,897
3,840	*	St. Jude Medical, Inc	138,240
258	*	Star Scientific, Inc	1,365
800	*	Steris Corp	20,200
3,018		Stryker Corp	134,633

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
400	*	Sybron Dental Specialties, Inc	$14,360
500	*	Techne Corp	20,090
993		Tektronix, Inc	24,358
358		Teleflex, Inc	18,322
2,014	*	Teradyne, Inc	29,404
1,797	*	Thermo Electron Corp	45,446
2,000	*	Thermogenesis	10,000
483	*	Thoratec Corp	5,902
499	*	Trimble Navigation Ltd	16,871
200	*	TriPath Imaging, Inc	1,408
100		United Industrial Corp	2,962
600	*	Urologix, Inc	2,754
1,484	*	Varian Medical Systems, Inc	50,872
283	*	Varian, Inc	10,723
200	*	Ventana Medical Systems, Inc	7,492
404	*	Viasys Healthcare, Inc	7,708
800	*	Viisage Technology, Inc	2,696
600	*	Visx, Inc	14,064
61		Vital Signs, Inc	2,433
1,300	*	Waters Corp	46,527
282	*	Wright Medical Group, Inc	6,768
300		X-Rite, Inc	4,512
43		Young Innovations, Inc	1,576
2,567	*	Zimmer Holdings, Inc	199,738
100	*	Zoll Medical Corp	2,253
100	*	Zygo Corp	1,296

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,993,265

INSURANCE AGENTS, BROKERS AND SERVICE - 0.24%
3,504		AON Corp	80,031
544		Brown & Brown, Inc	25,073
200		Clark, Inc	3,096
245		Crawford & Co (Class B)	1,752
1,000		Gallagher (Arthur J.) & Co	28,800
300		Hilb, Rogal & Hamilton Co	10,740
5,636		Marsh & McLennan Cos, Inc	171,447
318		National Financial Partners Corp	12,656
600	*	USI Holdings Corp	7,068

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	340,663

INSURANCE CARRIERS - 4.86%
300		21st Century Insurance Group	4,185
3,210		Aetna, Inc	240,589
5,441		Aflac, Inc	202,732
321		Alfa Corp	4,638
42	*	Alleghany Corp	11,634
600	*	Allmerica Financial Corp	21,570
7,499		Allstate Corp	405,396
1,134		Ambac Financial Group, Inc	84,766
400		American Equity Investment Life Holding Co	5,116
395		American Financial Group, Inc	12,166
24,562		American International Group, Inc	1,360,980
100		American National Insurance Co	10,590
87	*	American Physicians Capital, Inc	2,981
434	*	AMERIGROUP Corp	15,867
418		AmerUs Group Co	19,750
200	*	Argonaut Group, Inc	4,244

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
850		Assurant, Inc	$28,645
125		Baldwin & Lyons, Inc (Class B)	3,243
758		Berkley (W.R.) Corp	37,597
161		Bristol West Holdings, Inc	2,495
308	*	Centene Corp	9,237
1,998		Chubb Corp	158,381
1,484		Cigna Corp	132,521
1,730		Cincinnati Financial Corp	75,445
265	*	Citizens, Inc	1,524
303	*	CNA Financial Corp	8,502
100	*	CNA Surety Corp	1,360
225		Commerce Group, Inc	13,945
1,465	*	Conseco, Inc	29,915
487	*	Danielson Holdings Corp	8,401
263		Delphi Financial Group, Inc (Class A)	11,309
168		Direct General Corp	3,451
254		Erie Indemnity Co (Class A)	13,238
79		FBL Financial Group, Inc (Class A)	2,212
1,819		Fidelity National Financial, Inc	59,918
800		First American Corp	26,352
210	*	FPIC Insurance Group, Inc	6,752
1,541		Genworth Financial, Inc	42,408
68		Great American Financial Resources, Inc	1,152
316		Harleysville Group, Inc	6,276
3,086		Hartford Financial Services Group, Inc	211,576
772		HCC Insurance Holdings, Inc	27,916
1,125	*	Health Net, Inc	36,799
100	*	HealthExtras, Inc	1,665
347		Horace Mann Educators Corp	6,156
1,800	*	Humana, Inc	57,492
205		Infinity Property & Casualty Corp	6,408
1,681		Jefferson-Pilot Corp	82,453
77		Kansas City Life Insurance Co	3,755
200		Landamerica Financial Group, Inc	10,006
871		Leucadia National Corp	29,919
1,900		Lincoln National Corp	85,766
1,658		Loews Corp	121,929
87	*	Markel Corp	30,033
1,558		MBIA, Inc	81,452
237		Mercury General Corp	13,097
4,239		MetLife, Inc	165,745
1,050		MGIC Investment Corp	64,754
70		Midland Co	2,206
110	*	Molina Healthcare, Inc	5,070
19	*	National Western Life Insurance Co (Class A)	3,248
556		Nationwide Financial Services, Inc (Class A)	19,960
37	*	Navigators Group, Inc	1,226
154		Odyssey Re Holdings Corp	3,856
652	*	Ohio Casualty Corp	14,983
1,950		Old Republic International Corp	45,416
900	*	Pacificare Health Systems, Inc	51,228
203	*	Philadelphia Consolidated Holding Corp	15,739
922		Phoenix Cos, Inc	11,783
61	*	Pico Holdings, Inc	1,581
400	*	PMA Capital Corp (Class A)	3,200
1,047		PMI Group, Inc	39,796
200		Presidential Life Corp	3,256

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
3,256		Principal Financial Group	$125,323
278	*	ProAssurance Corp	10,981
2,172		Progressive Corp	199,303
737		Protective Life Corp	28,964
5,642		Prudential Financial, Inc	323,851
1,027		Radian Group, Inc	49,029
250		Reinsurance Group of America, Inc	10,645
200		RLI Corp	8,290
1,451		Safeco Corp	70,678
400		Safety Insurance Group, Inc	12,384
328		Selective Insurance Group, Inc	15,163
245	*	Sierra Health Services, Inc	15,641
7,061		St. Paul Travelers Cos, Inc	259,351
333		Stancorp Financial Group, Inc	28,232
100		State Auto Financial Corp	2,662
200		Stewart Information Services Corp	7,504
1,208		Torchmark Corp	63,058
312		Transatlantic Holdings, Inc	20,661
73	*	Triad Guaranty, Inc	3,841
354		UICI	8,585
134		United Fire & Casualty Co	4,533
7,098		UnitedHealth Group, Inc	677,007
500		Unitrin, Inc	22,700
215	*	Universal American Financial Corp	3,720
3,000		UnumProvident Corp	51,060
1,500	*	Vesta Insurance Group, Inc	5,325
288	*	WellChoice, Inc	15,353
3,144	*	WellPoint, Inc	394,100
10		Wesco Financial Corp	3,850
100		Zenith National Insurance Corp	5,186

		TOTAL INSURANCE CARRIERS	6,797,932

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
100	*	Geo Group, Inc	2,858

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	2,858

LEATHER AND LEATHER PRODUCTS - 0.12%
162		Brown Shoe Co, Inc	5,552
2,001	*	Coach, Inc	113,317
400		K-Swiss, Inc (Class A)	13,212
100	*	Steven Madden Ltd	1,669
184	*	Timberland Co (Class A)	13,051
30		Weyco Group, Inc	1,313
600		Wolverine World Wide, Inc	12,858

		TOTAL LEATHER AND LEATHER PRODUCTS	160,972

LEGAL SERVICES - 0.00%
154		Pre-Paid Legal Services, Inc	5,211

		TOTAL LEGAL SERVICES	5,211

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
1,104	*	Laidlaw International, Inc	22,963

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	22,963

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
LUMBER AND WOOD PRODUCTS - 0.11%
80		American Woodmark Corp	$2,902
749	*	Champion Enterprises, Inc	7,041
100		Deltic Timber Corp	3,910
2,711		Georgia-Pacific Corp	96,213
556		Rayonier, Inc	27,539
100		Skyline Corp	3,849
200		Universal Forest Products, Inc	7,770

		TOTAL LUMBER AND WOOD PRODUCTS	149,224

METAL MINING - 0.28%
200		Cleveland-Cliffs, Inc	14,574
2,760	*	Coeur D’alene Mines Corp	10,129
1,596		Freeport-McMoRan Copper & Gold, Inc (Class A)	63,218
1,152	*	Hecla Mining Co	6,313
4,244		Newmont Mining Corp	179,309
972		Phelps Dodge Corp	98,882
468		Royal Gold, Inc	8,578
113		Southern Peru Copper Corp	6,267
345	*	Stillwater Mining Co	3,398

		TOTAL METAL MINING	390,668

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.25%
300		Blyth, Inc	9,552
625		Callaway Golf Co	8,000
149	*	Daktronics, Inc	3,226
1,637		Fortune Brands, Inc	131,991
1,667		Hasbro, Inc	34,090
1,200	*	Identix, Inc	6,060
211	*	Jakks Pacific, Inc	4,530
300	*	K2, Inc	4,125
256	*	Leapfrog Enterprises, Inc	2,906
4,580		Mattel, Inc	97,783
275		Nautilus, Inc	6,534
89		Penn Engineering & Manufacturing Corp	1,607
141	*	RC2 Corp	4,794
100		Russ Berrie & Co, Inc	1,915
393	*	Shuffle Master, Inc	11,381
100	*	Steinway Musical Instruments, Inc	2,996
529		Yankee Candle Co, Inc	16,769

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	348,259

MISCELLANEOUS RETAIL - 1.49%
198	*	1-800-Flowers.com, Inc (Class A)	1,499
110	*	AC Moore Arts & Crafts, Inc	2,933
247	*	Alloy, Inc	1,452
3,230	*	Amazon.com, Inc	110,692
565	*	Barnes & Noble, Inc	19,487
434		Big 5 Sporting Goods Corp	10,720
73		Blair Corp	2,407
79		Blockbuster, Inc (Class B)	660
900		Borders Group, Inc	23,958
200	*	Build-A-Bear Workshop, Inc	6,130

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
200		Cash America International, Inc	$4,386
505	*	Coldwater Creek, Inc	9,332
4,306		CVS Corp	226,582
266	*	Dick’s Sporting Goods, Inc	9,770
333	*	Drugstore.com, Inc	859
11,214	*	eBay, Inc	417,834
200		Hancock Fabrics, Inc	1,488
249	*	Hibbett Sporting Goods, Inc	7,480
318	*	Jill (J.) Group, Inc	4,376
300		Longs Drug Stores Corp	10,266
757	*	Marvel Enterprises, Inc	15,140
1,600		Michaels Stores, Inc	58,080
344		MSC Industrial Direct Co (Class A)	10,513
3,250	*	Office Depot, Inc	72,085
1,073		Omnicare, Inc	38,038
93	*	Overstock.com, Inc	3,998
106	*	Party City Corp	1,552
100	*	PC Connection, Inc	587
400	*	PC Mall, Inc	4,968
438	*	Petco Animal Supplies, Inc	16,123
1,575		Petsmart, Inc	45,281
254	*	Priceline.com, Inc	6,401
5,131	*	Rite Aid Corp	20,319
863	*	Sears Holdings Corp	114,926
99	*	Sharper Image Corp	1,644
195	*	Sports Authority, Inc	5,362
192	*	Stamps.com, Inc	3,187
5,396		Staples, Inc	169,596
1,527		Tiffany & Co	52,712
2,226	*	Toys ‘R’ Us, Inc	57,342
180	*	Valuevision International, Inc (Class A)	2,226
10,989		Walgreen Co	488,131
162		World Fuel Services Corp	5,103
490	*	Zale Corp	14,563

		TOTAL MISCELLANEOUS RETAIL	2,080,188

MOTION PICTURES - 1.31%
336	*	Avid Technology, Inc	18,184
1,979		Blockbuster, Inc (Class A)	17,475
100		Carmike Cinemas, Inc	3,728
300	*	DreamWorks Animation SKG, Inc (Class A)	12,213
28,825	*	Liberty Media Corp (Class A)	298,915
708		Metro-Goldwyn-Mayer, Inc	8,461
255		Movie Gallery, Inc	7,313
371	*	NetFlix, Inc	4,025
145	*	Reading International, Inc	1,022
364		Regal Entertainment Group (Class A)	7,655
46,761	*	Time Warner, Inc	820,656
21,908		Walt Disney Co	629,417

		TOTAL MOTION PICTURES	1,829,064

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
NONDEPOSITORY INSTITUTIONS - 2.07%
302	*	Accredited Home Lenders Holding Co	$10,941
600		Advance America Cash Advance Centers, Inc	9,288
736		American Capital Strategies Ltd	23,118
12,122		American Express Co	622,707
1,675	*	AmeriCredit Corp	39,262
2,549		Capital One Financial Corp	190,589
628	*	CapitalSource, Inc	14,444
555		CharterMac	11,933
2,251		CIT Group, Inc	85,538
100	*	CompuCredit Corp	2,662
6,169		Countrywide Financial Corp	200,246
100	*	Credit Acceptance Corp	1,978
859		Doral Financial Corp	18,804
10,322		Fannie Mae	562,033
60		Federal Agricultural Mortgage Corp (Class C)	1,049
183		Financial Federal Corp	6,473
125	*	First Cash Financial Services, Inc	2,646
187	*	First Marblehead Corp	10,758
7,341		Freddie Mac	463,951
12,225		MBNA Corp	300,124
185		MCG Capital Corp	2,846
270	*	Metris Cos, Inc	3,129
3,096	*	Providian Financial Corp	53,127
4,667		SLM Corp	232,603
29		Student Loan Corp	6,061
242		Westcorp	10,225
90	*	WFS Financial, Inc	3,884
100	*	World Acceptance Corp	2,552

		TOTAL NONDEPOSITORY INSTITUTIONS	2,892,971

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
200		Amcol International Corp	3,752
160		Compass Minerals International, Inc	4,072
1,058		Vulcan Materials Co	60,126

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	67,950

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
OIL AND GAS EXTRACTION - 2.20%
2,582		Anadarko Petroleum Corp	$196,490
3,392		Apache Corp	207,692
69	*	Atwood Oceanics, Inc	4,591
200		Berry Petroleum Co (Class A)	10,290
1,711		BJ Services Co	88,767
1,000	*	Brigham Exploration Co	9,230
4,302		Burlington Resources, Inc	215,401
350		Cabot Oil & Gas Corp (Class A)	19,302
500	*	Cal Dive International, Inc	22,650
400	*	Callon Petroleum Co	6,216
401	*	Cheniere Energy, Inc	25,869
3,275		Chesapeake Energy Corp	71,854
514	*	Cimarex Energy Co	20,046
200	*	Clayton Williams Energy, Inc	5,180
300	*	Comstock Resources, Inc	8,622
700	*	Delta Petroleum Corp	10,178
581	*	Denbury Resources, Inc	20,469
5,102		Devon Energy Corp	243,621
630		Diamond Offshore Drilling, Inc	31,437
500	*	Edge Petroleum Corp	8,280
238	*	Encore Acquisition Co	9,829
464	*	Energy Partners Ltd	12,050
1,653		ENSCO International, Inc	62,252
2,534		EOG Resources, Inc	123,507
480	*	Forest Oil Corp	19,440
500	*	FX Energy, Inc	5,720
900	*	Global Industries Ltd	8,460
1,800	*	Grey Wolf, Inc	11,844
817	*	Hanover Compressor Co	9,861
318	*	Harvest Natural Resources, Inc	3,781
586		Helmerich & Payne, Inc	23,258
153	*	Houston Exploration Co	8,713
858	b*	KCS Energy, Inc	13,179
1,505		Kerr-McGee Corp	117,887
1,400	*	Key Energy Services, Inc	16,058
748	*	Magnum Hunter Resources, Inc	12,050
3,637		Marathon Oil Corp	170,648
124	*	McMoRan Exploration Co	2,492
371	*	Meridian Resource Corp	1,914
1,131	*	Mission Resources Corp	8,008
600	*	Newfield Exploration Co	44,556
1,000	*	Newpark Resources, Inc	5,890
615		Noble Energy, Inc	41,832
4,149		Occidental Petroleum Corp	295,284
200	*	Oceaneering International, Inc	7,500
700	*	Parker Drilling Co	4,025
750		Patina Oil & Gas Corp	30,000
1,800		Patterson-UTI Energy, Inc	45,036
220		Penn Virginia Corp	10,098
165	*	Petroleum Development Corp	6,219
1,596		Pioneer Natural Resources Co	68,181
819	*	Plains Exploration & Production Co	28,583

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
506		Pogo Producing Co	$24,916
1,382	*	Pride International, Inc	34,329
314	*	Quicksilver Resources, Inc	15,301
757		Range Resources Corp	17,684
219	*	Remington Oil & Gas Corp	6,903
1,179		Rowan Cos, Inc	35,287
150		RPC, Inc	2,279
160	*	Seacor Smit, Inc	10,200
500	*	Southwestern Energy Co	28,380
260	*	Spinnaker Exploration Co	9,238
300		St. Mary Land & Exploration Co	15,015
239	*	Stone Energy Corp	11,608
400	*	Superior Energy Services, Inc	6,880
270	*	Swift Energy Co	7,679
237	*	Tetra Technologies, Inc	6,740
845		Tidewater, Inc	32,837
200	*	Todco	5,168
200	*	Transmontaigne, Inc	1,600
401	*	Unit Corp	18,113
2,808		Unocal Corp	173,226
300	*	Veritas DGC, Inc	8,988
500		Vintage Petroleum, Inc	15,730
237	*	W-H Energy Services, Inc	5,671
189	*	Whiting Petroleum Corp	7,707
3,832		XTO Energy, Inc	125,843

		TOTAL OIL AND GAS EXTRACTION	3,081,662

PAPER AND ALLIED PRODUCTS - 0.67%
1,090		Bemis Co	33,921
591		Bowater, Inc	22,263
200	*	Buckeye Technologies, Inc	2,160
200	*	Caraustar Industries, Inc	2,580
151		Chesapeake Corp	3,174
397		Glatfelter	5,856
556	*	Graphic Packaging Corp	2,452
136		Greif, Inc (Class A)	9,476
5,132		International Paper Co	188,806
5,350		Kimberly-Clark Corp	351,656
500		Longview Fibre Co	9,380
2,133		MeadWestvaco Corp	67,872
162		Neenah Paper, Inc	5,446
897		OfficeMax, Inc	30,050
600		Packaging Corp of America	14,574
1,683	*	Pactiv Corp	39,298
200	*	Playtex Products, Inc	1,800
200		Pope & Talbot, Inc	3,516
300		Potlatch Corp	14,121
390		Rock-Tenn Co (Class A)	5,187
136		Schweitzer-Mauduit International, Inc	4,563
2,686	*	Smurfit-Stone Container Corp	41,552
1,093		Sonoco Products Co	31,533
569		Temple-Inland, Inc	41,281
334		Wausau-Mosinee Paper Corp	4,723

		TOTAL PAPER AND ALLIED PRODUCTS	937,240

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
PERSONAL SERVICES - 0.17%
367	b*	Alderwoods Group, Inc	$4,566
79		Angelica Corp	2,212
1,291		Cintas Corp	53,331
200	*	Coinstar, Inc	4,240
187		G & K Services, Inc (Class A)	7,534
1,887		H & R Block, Inc	95,445
500		Jackson Hewitt Tax Service, Inc	10,460
442		Regis Corp	18,091
3,415		Service Corp International	25,544
100		Unifirst Corp	3,990
450	*	Weight Watchers International, Inc	19,341

		TOTAL PERSONAL SERVICES	244,754

PETROLEUM AND COAL PRODUCTS - 4.97%
825		Amerada Hess Corp	79,373
738		Ashland, Inc	49,793
22,982		ChevronTexaco Corp	1,340,081
7,345		ConocoPhillips	792,085
200		ElkCorp	7,692
70,264	d	ExxonMobil Corp	4,187,734
300		Frontier Oil Corp	10,878
400	*	Giant Industries, Inc	10,280
274	*	Headwaters, Inc	8,993
200		Holly Corp	7,454
585		Lubrizol Corp	23,774
876		Murphy Oil Corp	86,488
465		Premcor, Inc	27,751
846		Sunoco, Inc	87,578
747	*	Tesoro Corp	27,654
2,814		Valero Energy Corp	206,182
174		WD-40 Co	5,653

		TOTAL PETROLEUM AND COAL PRODUCTS	6,959,443

PRIMARY METAL INDUSTRIES - 0.55%
1,000	*	AK Steel Holding Corp	11,060
9,403		Alcoa, Inc	285,757
400	*	Aleris International, Inc	9,980
900		Allegheny Technologies, Inc	21,699
1,708	*	Andrew Corp	20,001
400		Belden CDT, Inc	8,884
100	*	Brush Engineered Materials, Inc	1,903
200		Carpenter Technology Corp	11,882
100	*	Century Aluminum Co	3,026
572	*	CommScope, Inc	8,557
200		Curtiss-Wright Corp	11,400
150	*	Encore Wire Corp	1,530
300	*	General Cable Corp	3,621
250		Gibraltar Industries, Inc	5,485
181	*	International Steel Group, Inc	7,149
262	*	Lone Star Technologies, Inc	10,331
272		Matthews International Corp (Class A)	8,911
450	*	Maverick Tube Corp	14,629

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
372		Mueller Industries, Inc	$10,472
100		NN, Inc	1,232
200	*	NS Group, Inc	6,282
1,734		Nucor Corp	99,809
482	*	Oregon Steel Mills, Inc	11,086
651		Precision Castparts Corp	50,133
336		Quanex Corp	17,916
200	*	RTI International Metals, Inc	4,680
200		Ryerson Tull, Inc	2,534
141		Schnitzer Steel Industries, Inc (Class A)	4,756
346		Steel Dynamics, Inc	11,920
400		Steel Technologies, Inc	9,596
200		Texas Industries, Inc	10,750
314		Tredegar Corp	5,294
1,205		United States Steel Corp	61,274
200	*	Wheeling-Pittsburgh Corp	6,210
600		Worthington Industries, Inc	11,568

		TOTAL PRIMARY METAL INDUSTRIES	771,317

PRINTING AND PUBLISHING - 0.76%
600		American Greetings Corp (Class A)	15,288
230		Banta Corp	9,844
1,155		Belo (A.H.) Corp Series A	27,882
300		Bowne & Co, Inc	4,512
100	*	Consolidated Graphics, Inc	5,260
49		Courier Corp	2,570
46		CSS Industries, Inc	1,681
500		Dex Media, Inc	10,325
594		Dow Jones & Co, Inc	22,198
149		Ennis, Inc	2,521
618		EW Scripps Co	30,127
2,782		Gannett Co, Inc	220,000
268		Harland (John H.) Co	9,208
700		Harte-Hanks, Inc	19,292
621		Hollinger International, Inc	6,769
215		Journal Communications, Inc	3,558
446	*	Journal Register Co	7,448
855		Knight Ridder, Inc	57,499
478		Lee Enterprises, Inc	20,745
100	*	Martha Stewart Living Omnimedia, Inc (Class A)	2,259
169		McClatchy Co (Class A)	12,533
2,052		McGraw-Hill Cos, Inc	179,037
232		Media General, Inc (Class A)	14,349
400		Meredith Corp	18,700
1,507		New York Times Co (Class A)	55,126
100	*	Playboy Enterprises, Inc (Class B)	1,290
1,202	*	Primedia, Inc	5,229
83		Pulitzer, Inc	5,290
2,310		R.R. Donnelley & Sons Co	73,042
973		Reader’s Digest Association, Inc (Class A)	16,843
300	*	Scholastic Corp	11,067
235		Standard Register Co	2,961
200		Thomas Nelson, Inc	4,730
2,616		Tribune Co	104,300
554	*	Valassis Communications, Inc	19,368

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
57		Washington Post Co (Class B)	$50,958
400		Wiley (John) & Sons, Inc (Class A)	14,100

		TOTAL PRINTING AND PUBLISHING	1,067,909

RAILROAD TRANSPORTATION - 0.51%
9,078	*	ADC Telecommunications, Inc	18,065
3,924		Burlington Northern Santa Fe Corp	211,621
2,442		CSX Corp	101,709
179		Florida East Coast Industries	7,604
159	*	Genesee & Wyoming, Inc (Class A)	4,120
850	*	Kansas City Southern Industries, Inc	16,371
4,364		Norfolk Southern Corp	161,686
2,735		Union Pacific Corp	190,630

		TOTAL RAILROAD TRANSPORTATION	711,806

REAL ESTATE - 0.08%
39	*	Avatar Holdings, Inc	1,827
300	*	CB Richard Ellis Group, Inc	10,497
59		Consolidated-Tomoka Land Co	3,377
330		Forest City Enterprises, Inc (Class A)	21,054
300	*	Jones Lang LaSalle, Inc	13,995
588		St. Joe Co	39,573
1,142		Stewart Enterprises, Inc (Class A)	7,023
325	*	Trammell Crow Co	6,685
180		Trustreet Properties, Inc	2,770

		TOTAL REAL ESTATE	106,801

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.23%
101	*	Applied Films Corp	2,335
389		Aptargroup, Inc	20,220
100		Bandag, Inc	4,698
600		Cooper Tire & Rubber Co	11,016
100	*	Deckers Outdoor Corp	3,574
1,909	*	Goodyear Tire & Rubber Co	25,485
226	*	Jarden Corp	10,369
166		Myers Industries, Inc	2,342
1,719		Nike, Inc (Class B)	143,210
61		Quixote Corp	1,322
524		Reebok International Ltd	23,213
353		Schulman (A.), Inc	6,149
891	*	Sealed Air Corp	46,279
100	*	Skechers U.S.A., Inc (Class A)	1,548
267		Spartech Corp	5,300
60	*	Trex Co., Inc	2,665
500		Tupperware Corp	10,180

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	319,905

SECURITY AND COMMODITY BROKERS - 2.07%
850		A.G. Edwards, Inc	38,080
300	*	Affiliated Managers Group, Inc	18,609
2,446	*	Ameritrade Holding Corp	24,974
1,186		Bear Stearns Cos, Inc	118,481
216		Blackrock, Inc	16,185
200		Calamos Asset Management, Inc (Class A)	5,384
10,731		Charles Schwab Corp	112,783
351		Chicago Mercantile Exchange	68,105
3,766	*	E*Trade Financial Corp	45,192

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
1,588		Eaton Vance Corp	$37,223
943		Federated Investors, Inc (Class B)	26,696
1,770		Franklin Resources, Inc	121,510
69		Gabelli Asset Management, Inc (Class A)	3,081
3,464		Goldman Sachs Group, Inc	381,005
1,578	*	Instinet Group, Inc	9,279
452	*	Investment Technology Group, Inc	7,910
671		Investors Financial Services Corp	32,819
2,626		Janus Capital Group, Inc	36,633
498		Jefferies Group, Inc	18,765
1,234	*	Knight Trading Group, Inc	11,896
600	*	LaBranche & Co, Inc	5,580
58	*	Ladenburg Thalmann Financial Services, Inc	39
1,074		Legg Mason, Inc	83,922
2,926		Lehman Brothers Holdings, Inc	275,512
10,363		Merrill Lynch & Co, Inc	586,546
11,762		Morgan Stanley	673,374
257		Nuveen Investments, Inc	8,820
190	*	Piper Jaffray Cos	6,952
600		Raymond James Financial, Inc	18,180
680		SEI Investments Co	24,589
121		SWS Group, Inc	1,940
1,130		T Rowe Price Group, Inc	67,099
877		Waddell & Reed Financial, Inc (Class A)	17,312

		TOTAL SECURITY AND COMMODITY BROKERS	2,904,475

SOCIAL SERVICES - 0.01%
250	*	Bright Horizons Family Solutions, Inc	8,435
800	*	Res-Care, Inc	10,008

		TOTAL SOCIAL SERVICES	18,443

SPECIAL TRADE CONTRACTORS - 0.03%
100		Chemed Corp	7,648
409	*	Comfort Systems U.S.A., Inc	3,170
650	*	Dycom Industries, Inc	14,943
136	*	EMCOR Group, Inc	6,368
333	*	Integrated Electrical Services, Inc	919
968	*	Matrix Service Co	4,211
1,376	*	Quanta Services, Inc	10,499

		TOTAL SPECIAL TRADE CONTRACTORS	47,758

STONE, CLAY, AND GLASS PRODUCTS - 0.21%
54		Ameron International Corp	1,944
311		Apogee Enterprises, Inc	4,441
280	*	Cabot Microelectronics Corp	8,787
135		CARBO Ceramics, Inc	9,470
14,483	*	Corning, Inc	161,196
128		Eagle Materials, Inc	10,360
94		Eagle Materials, Inc (Class B)	7,407
273		Florida Rock Industries, Inc	16,058
300		Lafarge North America, Inc	17,535
141		Libbey, Inc	2,961
1,252	*	Owens-Illinois, Inc	31,475
700	*	U.S. Concrete, Inc	4,389
385	b*	USG Corp	12,767

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	288,790

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
TOBACCO PRODUCTS - 1.21%
21,877		Altria Group, Inc	$1,430,537
861		Loews Corp (Carolina Group)	28,499
1,612		Reynolds American, Inc	129,911
241		Universal Corp (Virginia)	11,031
1,753		UST, Inc	90,630
242		Vector Group Ltd	3,722

		TOTAL TOBACCO PRODUCTS	1,694,330

TRANSPORTATION BY AIR - 0.38%
995	*	Airtran Holdings, Inc	9,005
248	*	Alaska Air Group, Inc	7,301
313	*	America West Holdings Corp (Class B)	1,700
1,700	*	AMR Corp	18,190
620	*	Continental Airlines, Inc (Class B)	7,465
900	*	Delta Air Lines, Inc	3,645
876	*	ExpressJet Holdings, Inc	9,995
3,193		FedEx Corp	299,982
438	*	FLYi, Inc	556
193		Forward Air Corp	8,218
550	*	Frontier Airlines, Inc	5,764
1,027	*	JetBlue Airways Corp	19,554
200	*	Mesa Air Group, Inc	1,400
668	*	Northwest Airlines Corp	4,469
181	*	Offshore Logistics, Inc	6,031
400	*	Pinnacle Airlines Corp	4,248
600		Skywest, Inc	11,154
8,318		Southwest Airlines Co	118,448

		TOTAL TRANSPORTATION BY AIR	537,125

TRANSPORTATION EQUIPMENT - 2.49%
335	*	AAR Corp	4,556
148	*	Aftermarket Technology Corp	2,442
449		American Axle & Manufacturing Holdings, Inc	11,000
200		Arctic Cat, Inc	5,412
738		ArvinMeritor, Inc	11,417
1,039		Autoliv, Inc	49,508
1,094	*	BE Aerospace, Inc	13,128
9,138		Boeing Co	534,207
975		Brunswick Corp	45,679
270		Clarcor, Inc	14,029
200		Coachmen Industries, Inc	2,720
50		Curtiss-Wright Corp (Class B)	2,820
1,700		Dana Corp	21,743
5,341		Delphi Corp	23,928
63	*	Ducommun, Inc	1,260
400		Federal Signal Corp	6,068
570	*	Fleetwood Enterprises, Inc	4,959
18,888		Ford Motor Co	214,001
300	*	GenCorp, Inc	6,000
2,103		General Dynamics Corp	225,126
4,885		General Motors Corp	143,570
900		Gentex Corp	28,710
1,900		Genuine Parts Co	82,631
1,292		Goodrich Corp	49,471
3,167		Harley-Davidson, Inc	182,926
801	*	Hayes Lemmerz International, Inc	4,165

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
100		Heico Corp	$2,010
10		Heico Corp (Class A)	159
9,100		Honeywell International, Inc	338,611
200		Kaman Corp (Class A)	2,490
3,959		Lockheed Martin Corp	241,737
200	v*	Mascotech (Escrow)	—
220		Monaco Coach Corp	3,553
654	*	Navistar International Corp	23,806
3,758		Northrop Grumman Corp	202,857
350		Oshkosh Truck Corp	28,696
1,942		Paccar, Inc	140,581
457		Polaris Industries, Inc	32,095
89	*	Sequa Corp (Class A)	4,615
200	*	Sports Resorts International, Inc	664
100		Standard Motor Products, Inc	1,170
32	*	Strattec Security Corp	1,715
200		Superior Industries International, Inc	5,282
285	*	Teledyne Technologies, Inc	8,921
347	*	Tenneco Automotive, Inc	4,324
1,338		Textron, Inc	99,842
400		Thor Industries, Inc	11,964
329		Trinity Industries, Inc	9,268
129	*	Triumph Group, Inc	5,023
187	*	TRW Automotive Holdings Corp	3,633
496		United Defense Industries, Inc	36,416
5,479		United Technologies Corp	556,995
1,203	*	Visteon Corp	6,869
270		Wabash National Corp	6,588
304		Westinghouse Air Brake Technologies Corp	6,229
200		Winnebago Industries, Inc	6,320

		TOTAL TRANSPORTATION EQUIPMENT	3,483,909

TRANSPORTATION SERVICES - 0.13%
52		Ambassadors Group, Inc	1,738
891		C.H. Robinson Worldwide, Inc	45,913
300	*	EGL, Inc	6,840
1,092		Expeditors International of Washington, Inc	58,477
438		GATX Corp	14,537
200	*	HUB Group, Inc	12,534
100	*	Navigant International, Inc	1,366
400	*	Pacer International, Inc	9,556
262	*	RailAmerica, Inc	3,270
1,430		Sabre Holdings Corp	31,288

		TOTAL TRANSPORTATION SERVICES	185,519

TRUCKING AND WAREHOUSING - 0.46%
200		Arkansas Best Corp	7,556
700	*	Central Freight Lines, Inc	2,492
612		CNF, Inc	28,635
100	*	Covenant Transport, Inc (Class A)	1,760
378		Heartland Express, Inc	7,239
636		Hunt (J.B.) Transport Services, Inc	27,838
760	*	Landstar System, Inc	24,890
175	*	Old Dominion Freight Line	5,451
253		Overnite Corp	8,093
60	*	P.A.M. Transportation Services	1,032
700	*	Quality Distribution, Inc	7,595

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
133	*	SCS Transportation, Inc	$2,472
215	*	Sirva, Inc	1,529
670	*	Swift Transportation Co, Inc	14,834
200	*	U.S. Xpress Enterprises, Inc (Class A)	3,270
6,158		United Parcel Service, Inc (Class B)	447,933
247		USF Corp	11,920
457		Werner Enterprises, Inc	8,880
477	*	Yellow Roadway Corp	27,924

		TOTAL TRUCKING AND WAREHOUSING	641,343

WATER TRANSPORTATION - 0.04%
400		Alexander & Baldwin, Inc	16,480
200	*	Gulfmark Offshore, Inc	5,182
256	*	Kirby Corp	10,760
300		Overseas Shipholding Group, Inc	18,873
123	*	Seabulk International, Inc	2,557

		TOTAL WATER TRANSPORTATION	53,852

WHOLESALE TRADE-DURABLE GOODS - 1.95%
100	*	1-800 Contacts, Inc	2,087
162	*	Action Performance Cos, Inc	2,143
1,016		Adesa, Inc	23,734
200		Agilysys, Inc	3,932
107	*	Alliance Imaging, Inc	1,022
356	*	Anixter International, Inc	12,869
300		Applied Industrial Technologies, Inc	8,160
1,174	*	Arrow Electronics, Inc	29,761
200	*	Audiovox Corp (Class A)	2,548
208	*	Aviall, Inc	5,824
1,339	*	Avnet, Inc	24,664
400		Barnes Group, Inc	10,868
186	*	BioVeris Corp	982
592		BorgWarner, Inc	28,819
205	*	Brightpoint, Inc	3,840
309		Carlisle Cos, Inc	21,559
642		CDW Corp	36,389
101	*	Department 56, Inc	1,763
400	*	Digi International, Inc	5,488
256	*	Global Imaging Systems, Inc	9,078
251		Handleman Co	4,759
600		Hughes Supply, Inc	17,850
1,300		IKON Office Solutions, Inc	12,857
249	*	Imagistics International, Inc	8,698
1,200	*	Ingram Micro, Inc (Class A)	20,004
468	*	Insight Enterprises, Inc	8,218
100	*	Insurance Auto Auctions, Inc	2,785
31,786		Johnson & Johnson	2,134,748
94	*	Keystone Automotive Industries, Inc	2,177
270		Knight Transportation, Inc	6,661
45		Lawson Products, Inc	2,106
155	*	LKQ Corp	3,111
483		Martin Marietta Materials, Inc	27,009
400	*	Merge Technologies, Inc	7,020
187		Metal Management, Inc	4,802
2,000	*	Microtek Medical Holdings, Inc	7,160
222	*	Navarre Corp	1,765
300		Owens & Minor, Inc	8,145

TIAA-CREF Life Funds — Stock Index Fund

SHARES			VALUE
1,312	*	Patterson Cos, Inc	$65,534
614		Pep Boys-Manny Moe & Jack	10,794
600	*	PSS World Medical, Inc	6,822
300		Reliance Steel & Aluminum Co	12,003
1,256	*	Safeguard Scientifics, Inc	1,783
133	*	Scansource, Inc	6,893
567		SCP Pool Corp	18,065
200	*	TBC Corp	5,572
616	*	Tech Data Corp	22,829
840		W.W. Grainger, Inc	52,307
200		Watsco, Inc	8,420
200	*	WESCO International, Inc	5,600
437	*	Zoran Corp	4,523

		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,736,550

WHOLESALE TRADE-NONDURABLE GOODS - 0.72%
380		Acuity Brands, Inc	10,260
100	*	Advanced Marketing Services, Inc	600
600		Airgas, Inc	14,334
200	*	Allscripts Healthcare Solutions, Inc	2,860
1,164		AmerisourceBergen Corp	66,686
644		Brown-Forman Corp (Class B)	35,259
4,595		Cardinal Health, Inc	256,401
110	*	Central European Distribution Corp	3,662
330		Chiquita Brands International, Inc	8,837
1,137		DIMON, Inc	7,106
499	*	Endo Pharmaceuticals Holdings, Inc	11,253
164		Getty Realty Corp	4,190
217	*	Hain Celestial Group, Inc	4,045
936	*	Henry Schein, Inc	33,546
100		Kenneth Cole Productions, Inc (Class A)	2,914
3,157		McKesson Corp	119,177
283	*	Men's Wearhouse, Inc	11,945
214	*	Metals USA, Inc	4,192
80		Nash Finch Co	3,039
559		Nu Skin Enterprises, Inc (Class A)	12,583
493	*	Performance Food Group Co	13,646
600		Perrigo Co	11,490
200	*	Perry Ellis International, Inc	4,488
363	*	Priority Healthcare Corp (Class B)	7,852
277		Russell Corp	5,008
171	*	School Specialty, Inc	6,696
100	*	Smart & Final, Inc	1,216
400		Standard Commercial Corp	7,440
400		Stride Rite Corp	5,320
1,397		Supervalu, Inc	46,590
6,838		Sysco Corp	244,801
292	*	Tractor Supply Co	12,746
350	*	United Natural Foods, Inc	10,021
360	*	United Stationers, Inc	16,290

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,006,493

		TOTAL COMMON STOCKS (Cost $141,758,173)	138,448,014

TIAA-CREF Life Funds — Stock Index Fund

PRINCIPAL
SHORT-TERM INVESTMENTS—1.38%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.38%
$1,930,000	Federal Home Loan Bank (FHLB), 2.400%, 04/01/05	$1,929,857

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	1,929,857

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,930,000)	1,929,857

	TOTAL PORTFOLIO - 100.26% (Cost $143,691,792)	140,384,301
	OTHER ASSETS AND LIABILITIES, NET - (0.26%)	(368,579)

	NET ASSETS - 100.00%	$140,015,722

*	Non-income producing

b	In bankruptcy

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts.

f	Restricted securities - Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At March 31, 2005, the value of these securities amounted to $0 or 0.00% of net assets.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

Restricted security held by the Fund is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST	VALUE
McLeod (Escrow)	05/14/02	$—	$—

TIAA-CREF Life Funds — Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2005

SHARES			VALUE
COMMON STOCKS - 99.96%
AMUSEMENT AND RECREATION SERVICES - 0.03%
200	*	Gaylord Entertainment Co	$8,080

		TOTAL AMUSEMENT AND RECREATION SERVICES	8,080

APPAREL AND ACCESSORY STORES - 0.55%
100	*	Charming Shoppes, Inc	813
400		Foot Locker, Inc	11,720
2,191		Gap, Inc	47,851
700		Limited Brands, Inc	17,010
400		Nordstrom, Inc	22,152
400		Ross Stores, Inc	11,656
1,700		TJX Cos, Inc	41,871

		TOTAL APPAREL AND ACCESSORY STORES	153,073

APPAREL AND OTHER TEXTILE PRODUCTS - 0.09%
900	*	Collins & Aikman Corp	1,107
300		Liz Claiborne, Inc	12,039
200		Oxford Industries, Inc	7,318
200		Phillips-Van Heusen Corp	5,328

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	25,792

AUTO REPAIR, SERVICES AND PARKING - 0.01%
68		Ryder System, Inc	2,836

		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,836

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.11%
200	*	Autozone, Inc	17,140
228	*	Carmax, Inc	7,182
400	*	Rush Enterprises, Inc	6,744

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	31,066

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.46%
7,028		Home Depot, Inc	268,751
2,400		Lowe’s Cos	137,016

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	405,767

BUSINESS SERVICES - 5.90%
300	*	24/7 Real Media, Inc	975
1,900	*	3Com Corp	6,764
551		Adobe Systems, Inc	37,011
257	*	Akamai Technologies, Inc	3,272
100	*	Aspect Communications Corp	1,041
2,683		Automatic Data Processing, Inc	120,601
733	*	BEA Systems, Inc	5,842
271	*	Bisys Group, Inc	4,249
100	*	Blue Coat Systems, Inc	2,350
379	*	BMC Software, Inc	5,685
500	*	Brocade Communications Systems, Inc	2,960
550	*	Cadence Design Systems, Inc	8,222
500	*	Ceridian Corp	8,525
100	*	Checkfree Corp	4,076

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
190	*	Ciber, Inc	$1,381
190	*	Citrix Systems, Inc	4,526
274	*	CNET Networks, Inc	2,587
420	*	Cognizant Technology Solutions Corp	19,404
593	*	Compuware Corp	4,270
700	*	Convergys Corp	10,451
100	*	CSG Systems International, Inc	1,629
400	*	DST Systems, Inc	18,472
200	*	Dun & Bradstreet Corp	12,290
600	*	Electronic Arts, Inc	31,068
2,351		Electronic Data Systems Corp	48,595
100	*	Equinix, Inc	4,234
700	*	Fiserv, Inc	27,860
46	*	Getty Images, Inc	3,271
200		Henry (Jack) & Associates, Inc	3,598
850		IMS Health, Inc	20,731
700	*	Innovative Solutions & Support, Inc	22,225
424	*	Intuit, Inc	18,558
246	*	Iron Mountain, Inc	7,095
1,295	*	Juniper Networks, Inc	28,568
100	*	Keynote Systems, Inc	1,187
300	*	Lamar Advertising Co	12,087
100		Manpower, Inc	4,352
24,700		Microsoft Corp	596,999
544	*	Monster Worldwide, Inc	15,259
900	*	Novell, Inc	5,364
800		Omnicom Group, Inc	70,816
9,300	*	Oracle Corp	116,064
300	*	Perot Systems Corp (Class A)	4,032
100	*	Pixar	9,755
20	*	Portal Software, Inc	48
300	*	Red Hat, Inc	3,273
600		Robert Half International, Inc	16,176
500	*	Sapient Corp	3,673
86	*	Scansoft, Inc	320
1,000	*	Siebel Systems, Inc	9,130
520	*	Spherion Corp	3,895
8,700	*	Sun Microsystems, Inc	35,148
879	*	SunGard Data Systems, Inc	30,325
1,108	*	Symantec Corp	23,634
170	*	Synopsys, Inc	3,077
700		Total System Services, Inc	17,493
600	*	Unisys Corp	4,236
200	*	Universal Compression Holdings, Inc	7,574
700	*	VeriSign, Inc	20,090
900	*	Veritas Software Corp	20,898
2,900	*	Yahoo!, Inc	98,310

		TOTAL BUSINESS SERVICES	1,635,601

CHEMICALS AND ALLIED PRODUCTS - 8.59%
200	*	Abgenix, Inc	1,400
71	*	Able Laboratories, Inc	1,666
100	*	Adolor Corp	994
1,300		Air Products & Chemicals, Inc	82,277
100	*	Alexion Pharmaceuticals, Inc	2,166
100	*	Alkermes, Inc	1,038
900		Allergan, Inc	62,523

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
100	*	American Pharmaceutical Partners, Inc	$5,174
4,311	*	Amgen, Inc	250,943
200	*	Amylin Pharmaceuticals, Inc	3,498
100	*	Atherogenics, Inc	1,309
1,000		Avery Dennison Corp	61,930
1,000		Avon Products, Inc	42,940
525	*	Barr Pharmaceuticals, Inc	25,636
600	*	Benthley Pharmaceuticals, Inc	4,416
200	*	Bioenvision, Inc	1,150
874	*	Biogen Idec, Inc	30,162
400	*	BioMarin Pharmaceutical, Inc	2,060
100	*	Biosite, Inc	5,203
524	*	Bone Care International, Inc	13,592
200	*	Bradley Pharmaceuticals, Inc	1,912
325		Cabot Corp	10,865
300	*	Cell Therapeutics, Inc	1,077
100	*	Cephalon, Inc	4,683
200	*	Chattem, Inc	8,894
639		Clorox Co	40,251
1,703		Colgate-Palmolive Co	88,845
200	*	Cubist Pharmaceuticals, Inc	2,124
200	*	Cytogen Corp	1,158
100	*	Dendreon Corp	545
474		Diagnostic Products Corp	22,894
93	*	Digene Corp	1,930
518	*	Dov Pharmaceutical, Inc	7,086
3,076	*	Durect Corp	11,197
200	*	Dusa Pharmaceuticals, Inc	1,746
1,600		Ecolab, Inc	52,880
300	*	Encysive Pharmaceuticals, Inc	3,066
900		Engelhard Corp	27,027
600	*	Eon Labs, Inc	18,144
200	*	EPIX Pharmaceuticals, Inc	1,400
532	*	First Horizon Pharmaceutical	8,980
1,400	*	Forest Laboratories, Inc	51,730
500	*	Genaera Corp	1,140
808	*	Genzyme Corp	46,250
300	*	Geron Corp	1,833
1,294	*	Gilead Sciences, Inc	46,325
3,814		Gillette Co	192,531
600	*	Guilford Pharmaceuticals, Inc	1,380
268		H.B. Fuller Co	7,772
441	*	Hollis-Eden Pharmaceuticals	3,107
500	*	Human Genome Sciences, Inc	4,610
200	*	ICOS Corp	4,492
200	*	Idexx Laboratories, Inc	10,832
500	*	Immunogen, Inc	2,615
392	*	Immunomedics, Inc	953
600	*	Impax Laboratories, Inc	9,600
100	*	Indevus Pharmaceuticals, Inc	278
261	*	Inverness Medical Innovations, Inc	6,133
100	*	Invitrogen Corp	6,920
435	*	Isis Pharmaceuticals, Inc	1,683
1,196	*	King Pharmaceuticals, Inc	9,939
300	*	KV Pharmaceutical Co (Class A)	6,960
327	*	Lannett Co, Inc	2,060
234	*	Ligand Pharmaceuticals, Inc (Class B)	1,341

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
200		Mannatech, Inc	$3,910
300	*	Martek Biosciences Corp	17,457
200	*	Medarex, Inc	1,426
600		Medicis Pharmaceutical Corp (Class A)	17,988
668	*	MedImmune, Inc	15,905
6,894		Merck & Co, Inc	223,159
200	*	MGI Pharma, Inc	5,054
800	*	Millennium Pharmaceuticals, Inc	6,736
1,501		Mylan Laboratories, Inc	26,598
400	*	Nabi Biopharmaceuticals	4,992
300	*	Nektar Therapeutics	4,182
300	*	Neose Technologies, Inc	774
442	*	Noven Pharmaceuticals, Inc	7,496
100	*	NPS Pharmaceuticals, Inc	1,262
100	*	Nuvelo, Inc	650
200	*	OraSure Technologies, Inc	1,472
100	*	OSI Pharmaceuticals, Inc	4,134
1,100	*	Pain Therapeutics, Inc	5,588
1,870	*	Palatin Technologies, Inc	4,376
400	*	Penwest Pharmaceuticals Co	4,944
1,200	*	Peregrine Pharmaceuticals, Inc	1,764
200	*	Pharmion Corp	5,800
200	*	Pozen, Inc	1,042
800	*	Praecis Pharmaceuticals, Inc	840
1,350		Praxair, Inc	64,611
9,109		Procter & Gamble Co	482,777
227	*	Progenics Pharmaceuticals	3,816
200	*	Protein Design Labs, Inc	3,198
735		Rohm & Haas Co	35,280
450	*	Salix Pharmaceuticals Ltd	7,420
200	*	Sepracor, Inc	11,482
500		Sigma-Aldrich Corp	30,625
500	*	SuperGen, Inc	2,430
200	*	Tanox, Inc	1,920
58	*	United Therapeutics Corp	2,650
200	*	Vertex Pharmaceuticals, Inc	1,872
700	*	Vion Pharmaceuticals, Inc	1,995
600	*	Watson Pharmaceuticals, Inc	18,438
400	*	Zila, Inc	1,616
529	*	Zymogenetics, Inc	8,073

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,383,017

COMMUNICATIONS -4.73%
651		Alltel Corp	35,707
2,391		AT&T Corp	44,831
1,200	*	Avaya, Inc	14,016
5,800		BellSouth Corp	152,482
3,929	*	Comcast Corp (Class A)	132,722
2,200	*	Comcast Corp (Special Class A)	73,480
1,088	*	IAC/InterActiveCorp	24,230
509	*	Liberty Media International, Inc	22,264
11,900	*	Lucent Technologies, Inc	32,725
1,000	*	Mastec, Inc	8,210
1,525	*	Nextel Communications, Inc (Class A)	43,340
200	*	Novatel Wireless, Inc	2,150
100	*	NTL, Inc	6,367
350	*	Paxson Communications Corp	242

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
13,348		SBC Communications, Inc	$316,214
2,877		Sprint Corp	65,452
200	*	UnitedGlobalcom, Inc (Class A)	1,892
400	*	Univision Communications, Inc (Class A)	11,076
8,976		Verizon Communications, Inc	318,648
200	*	XM Satellite Radio Holdings, Inc	6,300

		TOTAL COMMUNICATIONS	1,312,348

DEPOSITORY INSTITUTIONS - 9.48%
1,300		AmSouth Bancorp	33,735
3,100		BB&T Corp	121,148
800		Comerica, Inc	44,064
2,400		Fifth Third Bancorp	103,152
1,200		Golden West Financial Corp	72,600
14,800		JPMorgan Chase & Co	512,080
2,600		KeyCorp	84,370
1,500		Mellon Financial Corp	42,810
3,617		National City Corp	121,169
577		New York Community Bancorp, Inc	10,478
1,259		North Fork Bancorp, Inc	34,925
500		Northern Trust Corp	21,720
1,549		PNC Financial Services Group, Inc	79,743
2,064		Regions Financial Corp	66,874
600		Sovereign Bancorp, Inc	13,296
1,100		State Street Corp	48,092
1,600		SunTrust Banks, Inc	115,312
500		Synovus Financial Corp	13,930
9,700		U.S. Bancorp	279,554
100		UnionBanCal Corp	6,125
7,000		Wachovia Corp	356,370
7,500		Wells Fargo & Co	448,500

		TOTAL DEPOSITORY INSTITUTIONS	2,630,047

EATING AND DRINKING PLACES - 1.04%
100	*	CKE Restaurants, Inc	1,585
493		Darden Restaurants, Inc	15,125
8,266		McDonald’s Corp	257,403
41		Outback Steakhouse, Inc	1,878
300		Wendy’s International, Inc	11,712

		TOTAL EATING AND DRINKING PLACES	287,703

EDUCATIONAL SERVICES - 0.14%
462	*	Apollo Group, Inc (Class A)	34,216
100	*	Career Education Corp	3,426

		TOTAL EDUCATIONAL SERVICES	37,642

ELECTRIC, GAS, AND SANITARY SERVICES - 5.48%
2,950	*	AES Corp	48,321
696		AGL Resources, Inc	24,311
1,233		Allete, Inc	51,601
3,459	*	Aquila, Inc	13,248
1,728		Avista Corp	30,240
900		Black Hills Corp	29,763
400	*	Casella Waste Systems, Inc (Class A)	5,292
100		Citizens Communications Co	1,294
1,447		Cleco Corp	30,821
3,007		DPL, Inc	75,175

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
2,300		Empire District Electric Co	$53,498
1,400		Equitable Resources, Inc	80,416
2,200		Hawaiian Electric Industries, Inc	56,144
1,800		Idacorp, Inc	51,066
1,845		KeySpan Corp	71,900
1,615		Kinder Morgan, Inc	122,255
500		MGE Energy, Inc	16,575
2,400		National Fuel Gas Co	68,616
1,092		Nicor, Inc	40,502
3,486		NiSource, Inc	79,446
4,600		OGE Energy Corp	123,970
733		Otter Tail Corp	18,354
779		Peoples Energy Corp	32,656
3,900		Pepco Holdings, Inc	81,861
3,759		Puget Energy, Inc	82,848
926		Questar Corp	54,866
200		Resource America, Inc (Class A)	7,009
2,000	*	Sierra Pacific Resources	21,500
100	*	Stericycle, Inc	4,420
200		UGI Corp	9,084
1,155		Unisource Energy Corp	35,770
150	*	Waste Connections, Inc	5,213
600		Western Gas Resources, Inc	20,670
287		WGL Holdings, Inc	8,886
3,378		Williams Cos, Inc	63,540

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,521,131

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.27%
1,162	*	Advanced Micro Devices, Inc	18,732
119	*	Agere Systems, Inc (Class A)	170
2,920	*	Agere Systems, Inc (Class B)	4,146
1,000	*	Altera Corp	19,780
700		American Power Conversion Corp	18,277
512		Ametek, Inc	20,608
800		Analog Devices, Inc	28,912
500	*	Artesyn Technologies, Inc	4,355
700	*	Avanex Corp	910
635		AVX Corp	7,779
461		Baldor Electric Co	11,898
600	*	Broadcom Corp (Class A)	17,952
136	*	Broadwing Corp	563
300	*	Carrier Access Corp	1,788
240	*	C-COR, Inc	1,459
1,400	*	CIENA Corp	2,408
300	*	Comverse Technology, Inc	7,566
100	*	Ditech Communications Corp	1,247
4,300	*	Eagle Broadband, Inc	1,462
3,178		Emerson Electric Co	206,348
1,100	*	Finisar Corp	1,375
100		Harman International Industries, Inc	8,846
300	*	Harmonic, Inc	2,868
300		Hubbell, Inc (Class B)	15,330
18,347		Intel Corp	426,201
100	*	Interdigital Communications Corp	1,532
100		Intersil Corp (Class A)	1,732
389	*	Jabil Circuit, Inc	11,094
4,657	*	JDS Uniphase Corp	7,777

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
142	*	Kemet Corp	$1,101
1,277	*	LSI Logic Corp	7,138
700		Maxim Integrated Products, Inc	28,609
155	*	McData Corp (Class A)	584
200	*	Merix Corp	2,242
200		Microchip Technology, Inc	5,202
1,432	*	Micron Technology, Inc	14,807
700		Molex, Inc	18,452
6,600		Motorola, Inc	98,802
1,600	*	MRV Communications, Inc	5,168
174	*	Mykrolis Corp	2,488
1,200		National Semiconductor Corp	24,732
200	*	NMS Communications Corp	858
236	*	Novellus Systems, Inc	6,308
100	*	Openwave Systems, Inc	1,219
1,800	*	Optical Communication Products, Inc	3,132
200	*	Power-One, Inc	972
4,600		Qualcomm, Inc	168,590
252		Scientific-Atlanta, Inc	7,112
2,892	*	Sirius Satellite Radio, Inc	16,253
200	*	Stratex Networks, Inc	368
400	*	Sycamore Networks, Inc	1,424
1,300	*	Tellabs, Inc	9,490
900	*	Terayon Communication Systems, Inc	2,772
4,974		Texas Instruments, Inc	126,787
538	*	Thomas & Betts Corp	17,377
500	*	Tripath Technology, Inc	445
110	*	UTStarcom, Inc	1,205
600	*	Vishay Intertechnology, Inc	7,458
541	*	Vitesse Semiconductor Corp	1,450
800		Xilinx, Inc	23,384
625	*	Zhone Technologies, Inc	1,594

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,460,638

ENGINEERING AND MANAGEMENT SERVICES - 0.51%
200	*	Accelrys, Inc	1,186
100	*	Affymetrix, Inc	4,284
200	*	Antigenics, Inc	1,340
200	*	Applera Corp (Celera Genomics Group)	2,050
200	*	Ariad Pharmaceuticals, Inc	1,120
300	*	Axonyx, Inc	369
744	*	BearingPoint, Inc	6,525
360	*	Ciphergen Biosystems, Inc	997
100	*	Covance, Inc	4,761
300	*	CuraGen Corp	1,248
100	*	CV Therapeutics, Inc	2,036
400	*	Decode Genetics, Inc	2,280
87	*	Digitas, Inc	879
200	*	Dyax Corp	644
767	*	Incyte Corp	5,238
100	*	Kosan Biosciences, Inc	410
100	*	Lexicon Genetics, Inc	511
200	*	Luminex Corp	1,506
617		Moody’s Corp	49,891
300	*	Oscient Pharmaceuticals Corp	702
1,352		Paychex, Inc	44,373
211	*	Regeneron Pharmaceuticals, Inc	1,078

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
500	*	Seattle Genetics, Inc	$2,570
100	*	Symyx Technologies, Inc	2,205
152	*	TRC Cos, Inc	2,234

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	140,437

FABRICATED METAL PRODUCTS - 1.20%
360		Commercial Metals Co	12,200
1,600	*	Crown Holdings, Inc	24,896
100		Gulf Island Fabrication, Inc	2,346
230		Harsco Corp	13,710
1,901		Illinois Tool Works, Inc	170,197
100	*	Jacuzzi Brands, Inc	976
2,240		Masco Corp	77,661
147		Snap-On, Inc	4,673
600		Stanley Works	27,162

		TOTAL FABRICATED METAL PRODUCTS	333,821

FOOD AND KINDRED PRODUCTS - 3.71%
1,303		Campbell Soup Co	37,813
7,900		Coca-Cola Co	329,193
762		Coca-Cola Enterprises, Inc	15,636
1,300		General Mills, Inc	63,895
1,208		H.J. Heinz Co	44,503
1,164		Hershey Foods Corp	70,375
1,064		Kellogg Co	46,039
300		Pepsi Bottling Group, Inc	8,355
6,552		PepsiCo, Inc	347,453
1,000		Wrigley (Wm.) Jr Co	65,570

		TOTAL FOOD AND KINDRED PRODUCTS	1,028,832

FOOD STORES - 0.64%
1,673		Albertson’s, Inc	34,548
2,500	*	Kroger Co	40,075
400	*	Pathmark Stores, Inc	2,524
1,708	*	Safeway, Inc	31,649
1,317	*	Starbucks Corp	68,036

		TOTAL FOOD STORES	176,832

FURNITURE AND FIXTURES - 0.41%
300		Hillenbrand Industries, Inc	16,641
1,200		Johnson Controls, Inc	66,912
400		Leggett & Platt, Inc	11,552
867		Newell Rubbermaid, Inc	19,022

		TOTAL FURNITURE AND FIXTURES	114,127

FURNITURE AND HOMEFURNISHINGS STORES - 0.33%
865	*	Bed Bath & Beyond, Inc	31,607
700		Best Buy Co, Inc	37,807
500		Circuit City Stores, Inc (Circuit City Group)	8,025
400		RadioShack Corp	9,800
100	*	Williams-Sonoma, Inc	3,675

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	90,914

GENERAL BUILDING CONTRACTORS - 0.49%
300		Centex Corp	17,181
1,241		D.R. Horton, Inc	36,287
400		Lennar Corp (Class A)	22,672

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
20		Lennar Corp (Class B)	$1,054
700		Pulte Homes, Inc	51,541
100	*	Toll Brothers, Inc	7,885

		TOTAL GENERAL BUILDING CONTRACTORS	136,620

GENERAL MERCHANDISE STORES - 1.43%
100	*	Big Lots, Inc	1,202
1,300		Costco Wholesale Corp	57,434
853		Dollar General Corp	18,689
248	*	Dollar Tree Stores, Inc	7,125
500		Family Dollar Stores, Inc	15,180
900		J.C. Penney Co, Inc	46,728
1,000	*	Kohl’s Corp	51,630
1,200		May Department Stores Co	44,424
100		Neiman Marcus Group, Inc (Class A)	9,151
500		Saks, Inc	9,025
2,700		Target Corp	135,054

		TOTAL GENERAL MERCHANDISE STORES	395,642

HEALTH SERVICES - 0.88%
100	*	Apria Healthcare Group, Inc	3,210
1,087	*	Caremark Rx, Inc	43,241
150	*	Coventry Health Care, Inc	10,221
247	*	DaVita, Inc	10,337
300	*	Express Scripts, Inc	26,157
100	*	Gentiva Health Services, Inc	1,618
1,100		Health Management Associates, Inc (Class A)	28,798
100		Hooper Holmes, Inc	382
300	*	Lincare Holdings, Inc	13,269
400		Manor Care, Inc	14,544
1,165	*	Medco Health Solutions, Inc	57,749
100	*	NeighborCare, Inc	2,925
100	*	OCA, Inc	425
80	*	Specialty Laboratories, Inc	764
400	*	Triad Hospitals, Inc	20,040
200		Universal Health Services, Inc (Class B)	10,480

		TOTAL HEALTH SERVICES	244,160

HOLDING AND OTHER INVESTMENT OFFICES - 2.95%
1,040		Allied Capital Corp	27,144
300		AMB Property Corp	11,340
800		Anworth Mortgage Asset Corp	7,640
917		Archstone-Smith Trust	31,279
100		AvalonBay Communities, Inc	6,689
300		Boston Properties, Inc	18,069
600		Capstead Mortgage Corp	5,130
500		Crescent Real Estate Equities Co	8,170
448		Duke Realty Corp	13,373
3,646		Equity Office Properties Trust	109,854
1,718		Equity Residential	55,337
200		Fremont General Corp	4,398
400		Friedman Billings Ramsey Group, Inc	6,348
400		Harris & Harris Group, Inc	4,816
400		Host Marriott Corp	6,624
800		iStar Financial, Inc	32,944
600		Kimco Realty Corp	32,340
1,000		Prologis	37,100

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
700		Public Storage, Inc	$39,858
1,000		Simon Property Group, Inc	60,580
400		Thornburg Mortgage, Inc	11,216
500		Vornado Realty Trust	34,635
5,700		Washington Mutual, Inc	225,150
789		Weingarten Realty Investors	27,228

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	817,262

HOTELS AND OTHER LODGING PLACES - 0.04%
100		Choice Hotels International, Inc	6,195
200		Marcus Corp	4,100

		TOTAL HOTELS AND OTHER LODGING PLACES	10,295

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.52%
4,166		3M Co	356,984
600		American Standard Cos, Inc	27,888
1,942	*	Apple Computer, Inc	80,923
4,100		Applied Materials, Inc	66,625
200	*	Authentidate Holding Corp	798
200		Black & Decker Corp	15,798
100	*	Cirrus Logic, Inc	452
17,800	*	Cisco Systems, Inc	318,442
334		Cummins, Inc	23,497
900		Deere & Co	60,417
7,100	*	Dell, Inc	272,782
6,041	*	EMC Corp	74,425
138	*	Emulex Corp	2,600
600	*	Global Power Equipment Group, Inc	5,748
583		Graco, Inc	23,530
990	*	Grant Prideco, Inc	23,918
9,919		Hewlett-Packard Co	217,623
355	*	InFocus Corp	2,038
5,600		International Business Machines Corp	511,728
74	*	Lam Research Corp	2,136
300	*	Lexmark International, Inc	23,991
77		Lincoln Electric Holdings, Inc	2,316
1,162	*	Milacron, Inc	3,544
292		Modine Manufacturing Co	8,564
483	*	National Oilwell Varco, Inc	22,556
1,000	*	Network Appliance, Inc	27,660
400		Nordson Corp	14,728
220	*	PalmOne, Inc	5,584
200		Pentair, Inc	7,800
1,400		Pitney Bowes, Inc	63,168
300	*	Sandisk Corp	8,340
508	*	Semitool, Inc	5,182
1,000	*	Silicon Graphics, Inc	1,190
344		Smith International, Inc	21,579
3,788	*	Solectron Corp	13,144
200		SPX Corp	8,656
92	*	Storage Technology Corp	2,834
139	*	Western Digital Corp	1,772
2,173	*	Xerox Corp	32,921

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,363,881

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
INSTRUMENTS AND RELATED PRODUCTS - 3.44%
177	*	Advanced Medical Optics, Inc	$6,409
97	*	Aksys Ltd	307
1,300		Applera Corp (Applied Biosystems Group)	25,662
400		Bard (C.R.), Inc	27,232
283		Bausch & Lomb, Inc	20,744
2,300		Baxter International, Inc	78,154
200		Beckman Coulter, Inc	13,290
1,300		Becton Dickinson & Co	75,946
800		Biomet, Inc	29,040
2,320	*	Boston Scientific Corp	67,953
200	*	Bruker BioSciences Corp	704
300	*	Cardiac Science, Inc	345
350	*	Closure Medical Corp	9,345
100	*	Cytyc Corp	2,301
300		Dentsply International, Inc	16,323
100	*	Edwards Lifesciences Corp	4,322
100	*	Faro Technologies, Inc	2,354
56	*	Fisher Scientific International, Inc	3,188
940		Guidant Corp	69,466
100	*	Ista Pharmaceuticals, Inc	988
500		KLA-Tencor Corp	23,005
200	*	Lexar Media, Inc	996
4,466		Medtronic, Inc	227,543
71	*	MKS Instruments, Inc	1,127
200		Movado Group, Inc	3,700
500	*	Nanogen, Inc	1,740
100		Oakley, Inc	1,282
900		PerkinElmer, Inc	18,567
1,400	*	St. Jude Medical, Inc	50,400
1,400		Stryker Corp	62,454
200		Teleflex, Inc	10,236
700	*	Thermo Electron Corp	17,703
300	*	TriPath Imaging, Inc	2,112
400	*	Varian Medical Systems, Inc	13,712
300	*	Waters Corp	10,737
700	*	Zimmer Holdings, Inc	54,467

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	953,854

INSURANCE AGENTS, BROKERS AND SERVICE - 0.28%
100		Brown & Brown, Inc	4,609
300		Gallagher (Arthur J.) & Co	8,640
2,100		Marsh & McLennan Cos, Inc	63,882

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	77,131

INSURANCE CARRIERS - 5.79%
882		Aetna, Inc	66,106
1,800		Aflac, Inc	67,068
86	*	Alleghany Corp	23,822
100		Ambac Financial Group, Inc	7,475
7,900		American International Group, Inc	437,739
500		Chubb Corp	39,635
500		Cigna Corp	44,650
630		Cincinnati Financial Corp	27,474
300		Erie Indemnity Co (Class A)	15,636
69		Fidelity National Financial, Inc	2,273
949		Hartford Financial Services Group, Inc	65,064
200	*	Health Net, Inc	6,542
600	*	Humana, Inc	19,164

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
300		Jefferson-Pilot Corp	$14,715
800		Lincoln National Corp	36,112
300		MBIA, Inc	15,684
100		MGIC Investment Corp	6,167
200	*	Pacificare Health Systems, Inc	11,384
468		Phoenix Cos, Inc	5,981
100	*	PMA Capital Corp (Class A)	800
900		Principal Financial Group	34,641
500		Progressive Corp	45,880
2,550		Prudential Financial, Inc	146,370
400		Safeco Corp	19,484
2,516		St. Paul Travelers Cos, Inc	92,413
2,272		UnitedHealth Group, Inc	216,703
700		UnumProvident Corp	11,914
1,006	*	WellPoint, Inc	126,102

		TOTAL INSURANCE CARRIERS	1,606,998

LEATHER AND LEATHER PRODUCTS - 0.09%
452	*	Coach, Inc	25,597

		TOTAL LEATHER AND LEATHER PRODUCTS	25,597

LUMBER AND WOOD PRODUCTS - 0.01%
400	*	Champion Enterprises, Inc	3,760

		TOTAL LUMBER AND WOOD PRODUCTS	3,760

METAL MINING - 0.15%
334		Cleveland-Cliffs, Inc	24,339
900		Royal Gold, Inc	16,497

		TOTAL METAL MINING	40,836

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
200		Callaway Golf Co	2,560
271	*	K2, Inc	3,726
2,242		Mattel, Inc	47,867

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	54,153

MISCELLANEOUS RETAIL - 1.79%
486	*	Amazon.com, Inc	16,655
1,500		CVS Corp	78,930
2,664	*	eBay, Inc	99,261
200		Michaels Stores, Inc	7,260
700	*	Office Depot, Inc	15,526
300		Omnicare, Inc	10,635
200		Petsmart, Inc	5,750
16	*	Priceline.com, Inc	403
1,307		Staples, Inc	41,079
300		Tiffany & Co	10,356
604	*	Toys ‘R’ Us, Inc	15,559
3,500		Walgreen Co	155,470
1,280		World Fuel Services Corp	40,320

		TOTAL MISCELLANEOUS RETAIL	497,204

MOTION PICTURES - 1.98%
8,496	*	Liberty Media Corp (Class A)	88,104
915		Metro-Goldwyn-Mayer, Inc	10,934
200		Regal Entertainment Group (Class A)	4,206
12,764	*	Time Warner, Inc	224,008

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
7,767		Walt Disney Co	$223,146

		TOTAL MOTION PICTURES	550,398

NONDEPOSITORY INSTITUTIONS - 4.13%
200		Advanta Corp (Class A)	4,160
299		American Capital Strategies Ltd	9,392
5,053		American Express Co	259,573
1,000		Beverly Hills Bancorp, Inc	10,720
850		Capital One Financial Corp	63,554
1,023		CIT Group, Inc	38,874
1,700		Countrywide Financial Corp	55,182
4,000		Fannie Mae	217,800
100	*	First Marblehead Corp	5,753
3,400		Freddie Mac	214,880
5,571		MBNA Corp	136,768
300		MCG Capital Corp	4,615
1,723	*	Providian Financial Corp	29,567
1,900		SLM Corp	94,696

		TOTAL NONDEPOSITORY INSTITUTIONS	1,145,534

NONMETALLIC MINERALS, EXCEPT FUELS - 0.20%
900		Amcol International Corp	16,884
700		Vulcan Materials Co	39,781

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	56,665

OIL AND GAS EXTRACTION - 4.64%
2,106		Anadarko Petroleum Corp	160,267
2,702		Apache Corp	165,443
600	*	Callon Petroleum Co	9,324
200	*	Cheniere Energy, Inc	12,902
1,191		Chesapeake Energy Corp	26,131
267	*	Cimarex Energy Co	10,413
174	*	Clayton Williams Energy, Inc	4,507
200	*	Comstock Resources, Inc	5,748
300	*	Delta Petroleum Corp	4,362
600	*	Denbury Resources, Inc	21,138
3,634		Devon Energy Corp	173,523
400	*	Edge Petroleum Corp	6,624
500	*	Energy Partners Ltd	12,985
800		ENSCO International, Inc	30,128
2,576		EOG Resources, Inc	125,554
399	*	Forest Oil Corp	16,160
500	*	FX Energy, Inc	5,720
900	*	Global Industries Ltd	8,460
1,800	*	Grey Wolf, Inc	11,844
200	*	Harvest Natural Resources, Inc	2,378
404		Helmerich & Payne, Inc	16,035
118	*	Houston Exploration Co	6,720
500	b*	KCS Energy, Inc	7,680
358	*	Magnum Hunter Resources, Inc	5,767
1,100	*	Meridian Resource Corp	5,676
1,300	*	Mission Resources Corp	9,204
300	*	Newfield Exploration Co	22,278
1,027		Noble Energy, Inc	69,857
856		Patterson-UTI Energy, Inc	21,417
200	*	Petroleum Development Corp	7,538
1,009		Pioneer Natural Resources Co	43,104

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
529	*	Plains Exploration & Production Co	$18,462
500		Pogo Producing Co	24,620
1,100	*	Pride International, Inc	27,324
400		Range Resources Corp	9,344
359		Rowan Cos, Inc	10,745
100	*	Stone Energy Corp	4,857
400	*	Swift Energy Co	11,376
500		Tidewater, Inc	19,430
2,991	*	Transmontaigne, Inc	23,928
500	*	Veritas DGC, Inc	14,980
731		Vintage Petroleum, Inc	22,997
2,137		XTO Energy, Inc	70,179

		TOTAL OIL AND GAS EXTRACTION	1,287,129

PAPER AND ALLIED PRODUCTS - 0.72%
2,000		Kimberly-Clark Corp	131,460
1,000		MeadWestvaco Corp	31,820
1,000		Sonoco Products Co	28,850
100		Temple-Inland, Inc	7,255

		TOTAL PAPER AND ALLIED PRODUCTS	199,385

PETROLEUM AND COAL PRODUCTS - 0.96%
756		Frontier Oil Corp	27,413
400	*	Giant Industries, Inc	10,280
548	*	Headwaters, Inc	17,985
900		Sunoco, Inc	93,168
1,600		Valero Energy Corp	117,232

		TOTAL PETROLEUM AND COAL PRODUCTS	266,078

PRIMARY METAL INDUSTRIES - 0.95%
400	*	Aleris International, Inc	9,980
555	*	Andrew Corp	6,499
689	*	Century Aluminum Co	20,849
150		Gibraltar Industries, Inc	3,291
300	*	International Steel Group, Inc	11,850
300	*	Lone Star Technologies, Inc	11,829
100	*	Maverick Tube Corp	3,251
197		Mueller Industries, Inc	5,546
500	*	NS Group, Inc	15,705
1,080		Nucor Corp	62,165
100		Quanex Corp	5,332
1,805		Ryerson Tull, Inc	22,869
672		Schnitzer Steel Industries, Inc (Class A)	22,667
259		Steel Dynamics, Inc	8,922
400	*	Wheeling-Pittsburgh Corp	12,420
2,105		Worthington Industries, Inc	40,584

		TOTAL PRIMARY METAL INDUSTRIES	263,759

PRINTING AND PUBLISHING - 0.96%
400		Dow Jones & Co, Inc	14,948
200		EW Scripps Co	9,750
943		McGraw-Hill Cos, Inc	82,277
522		New York Times Co (Class A)	19,095
400		R.R. Donnelley & Sons Co	12,648
975		Tribune Co	38,873
100		Washington Post Co (Class B)	89,400

		TOTAL PRINTING AND PUBLISHING	266,991

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
RAILROAD TRANSPORTATION - 0.44%
1,800	*	ADC Telecommunications, Inc	$3,582
3,185		Norfolk Southern Corp	118,004

		TOTAL RAILROAD TRANSPORTATION	121,586

REAL ESTATE - 0.00%
100		Stewart Enterprises, Inc (Class A)	615

		TOTAL REAL ESTATE	615

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.05%
67		Bandag, Inc	3,147
200		Cooper Tire & Rubber Co	3,672
100		Reebok International Ltd	4,430
70	*	Sealed Air Corp	3,636

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	14,885

SECURITY AND COMMODITY BROKERS - 2.08%
300		A.G. Edwards, Inc	13,440
811	*	Ameritrade Holding Corp	8,280
3,500		Charles Schwab Corp	36,785
200		Eaton Vance Corp	4,688
300		Federated Investors, Inc (Class B)	8,493
900		Franklin Resources, Inc	61,785
1,310		Goldman Sachs Group, Inc	144,087
1,700	*	Instinet Group, Inc	9,996
500		Janus Capital Group, Inc	6,975
300		Legg Mason, Inc	23,442
3,836		Merrill Lynch & Co, Inc	217,117
69	*	Piper Jaffray Cos	2,525
300		SEI Investments Co	10,848
500		T Rowe Price Group, Inc	29,690

		TOTAL SECURITY AND COMMODITY BROKERS	578,151

SPECIAL TRADE CONTRACTORS - 0.02%
500	*	Integrated Electrical Services, Inc	1,380
518	*	Quanta Services, Inc	3,952

		TOTAL SPECIAL TRADE CONTRACTORS	5,332

STONE, CLAY, AND GLASS PRODUCTS - 0.19%
900	*	Anchor Glass Container Corp	2,016
100		Apogee Enterprises, Inc	1,428
51	*	Cabot Microelectronics Corp	1,600
100		CARBO Ceramics, Inc	7,015
3,427	*	Corning, Inc	38,143
4		Eagle Materials, Inc	324
14		Eagle Materials, Inc (Class B)	1,103

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	51,629

TRANSPORTATION BY AIR - 0.68%
200	*	Airtran Holdings, Inc	1,810
945	*	AMR Corp	10,112
700	*	Continental Airlines, Inc (Class B)	8,428
800	*	Delta Air Lines, Inc	3,240
1,038		FedEx Corp	97,520
300	*	FLYi, Inc	381
321	*	Frontier Airlines, Inc	3,364

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
150	*	JetBlue Airways Corp	$2,856
390	*	Mesa Air Group, Inc	2,730
267		Skywest, Inc	4,964
3,789		Southwest Airlines Co	53,955

		TOTAL TRANSPORTATION BY AIR	189,360

TRANSPORTATION EQUIPMENT - 1.20%
200		American Axle & Manufacturing Holdings, Inc	4,900
400		ArvinMeritor, Inc	6,188
800		Autoliv, Inc	38,120
2,800	*	BE Aerospace, Inc	33,600
558		Brunswick Corp	26,142
1,400		Dana Corp	17,906
3,600		Delphi Corp	16,128
904	*	Fleetwood Enterprises, Inc	7,865
200		Gentex Corp	6,380
1,400		Genuine Parts Co	60,886
1,329		Harley-Davidson, Inc	76,763
300	*	Sports Resorts International, Inc	996
300		Standard Motor Products, Inc	3,510
200		Superior Industries International, Inc	5,282
800	*	Tenneco Automotive, Inc	9,968
400	*	TRW Automotive Holdings Corp	7,772
1,400	*	Visteon Corp	7,994
141		Wabash National Corp	3,441

		TOTAL TRANSPORTATION EQUIPMENT	333,841

TRANSPORTATION SERVICES - 0.09%
500		GATX Corp	16,595
421		Sabre Holdings Corp	9,211

		TOTAL TRANSPORTATION SERVICES	25,806

TRUCKING AND WAREHOUSING - 0.65%
800	*	Central Freight Lines, Inc	2,848
2,444		United Parcel Service, Inc (Class B)	177,777

		TOTAL TRUCKING AND WAREHOUSING	180,625

WATER TRANSPORTATION - 0.09%
400	*	Gulfmark Offshore, Inc	10,364
600	*	Hornbeck Offshore Services, Inc	15,036

		TOTAL WATER TRANSPORTATION	25,400

WHOLESALE TRADE-DURABLE GOODS - 3.18%
900		Adesa, Inc	21,024
800	*	Aviall, Inc	22,400
400		Barnes Group, Inc	10,868
100		CDW Corp	5,668
1,000		IKON Office Solutions, Inc	9,890
100	*	Ingram Micro, Inc (Class A)	1,667
10,836		Johnson & Johnson	727,746
400	*	Patterson Cos, Inc	19,980
450		Reliance Steel & Aluminum Co	18,004
200	*	Safeguard Scientifics, Inc	284
700		W.W. Grainger, Inc	43,589

		TOTAL WHOLESALE TRADE-DURABLE GOODS	881,120

TIAA-CREF Life Funds — Social Choice Equity Fund

SHARES			VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 1.01%
600	*	Allscripts Healthcare Solutions, Inc	$8,580
1,694		Cardinal Health, Inc	94,525
300	*	Endo Pharmaceuticals Holdings, Inc	6,765
1,500		McKesson Corp	56,625
400	*	Metals USA, Inc	7,836
1,206		Perrigo Co	23,095
478	*	Priority Healthcare Corp (Class B)	10,339
100		Russell Corp	1,808
200		Stride Rite Corp	2,660
1,876		Sysco Corp	67,161

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	279,394

		TOTAL COMMON STOCKS (Cost $29,934,618)	27,730,780

		TOTAL PORTFOLIO - 99.96% (Cost $29,934,618)	27,730,780
		OTHER ASSETS AND LIABILITIES, NET - 0.04%	10,127

		NET ASSETS - 100.00%	$27,740,907

*	Non-income producing

b	In bankruptcy

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2005

SHARES			VALUE
COMMON STOCKS - 99.64%
AMUSEMENT AND RECREATION SERVICES - 0.41%
6,658	*	WMS Industries, Inc	$187,489

		TOTAL AMUSEMENT AND RECREATION SERVICES	187,489

APPAREL AND ACCESSORY STORES - 0.24%
4,918		Gap, Inc	107,409

		TOTAL APPAREL AND ACCESSORY STORES	107,409

APPAREL AND OTHER TEXTILE PRODUCTS - 0.68%
7,790		Jones Apparel Group, Inc	260,887
584		Liz Claiborne, Inc	23,436
405		VF Corp	23,952

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	308,275

AUTO REPAIR, SERVICES AND PARKING - 0.37%
3,800		Lear Corp	168,568

		TOTAL AUTO REPAIR, SERVICES AND PARKING	168,568

BUSINESS SERVICES - 2.85%
3,630		Automatic Data Processing, Inc	163,168
9,030	*	Gravity Co Ltd	85,243
55,000	*	Manugistics Group, Inc	92,400
12,993		Microsoft Corp	314,041
27,755	*	NYFIX, Inc	149,322
15,764	*	Sun Microsystems, Inc	63,687
14,797		Waste Management, Inc	426,893

		TOTAL BUSINESS SERVICES	1,294,754

CHEMICALS AND ALLIED PRODUCTS - 5.60%
7,376	*	Andrx Corp	167,214
12,440	*	Celanese Corp (Series A)	223,796
12,245		Du Pont (E.I.) de Nemours & Co	627,434
12,049		Merck & Co, Inc	390,026
3,614	*	OSI Pharmaceuticals, Inc	149,403
5,616	*	Prestige Brands Holdings, Inc	99,122
111,202		Rhodia S.A. (Spon ADR)	237,972
15,340		Wyeth	647,041

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,542,008

COAL MINING - 0.27%
4,248	*	Alpha Natural Resources, Inc	121,790

		TOTAL COAL MINING	121,790

COMMUNICATIONS - 7.15%
4,977		AT&T Corp	93,319
23,252		BellSouth Corp	611,295
5,996	*	Comcast Corp (Class A)	202,545
17,095		SBC Communications, Inc	404,981
13,738		Sprint Corp	312,539

TIAA-CREF Life Funds — Large-Cap Value Fund

SHARES			VALUE
19,779		Verizon Communications, Inc	$702,154
26,372		Viacom, Inc (Class B)	918,537

		TOTAL COMMUNICATIONS	3,245,370

DEPOSITORY INSTITUTIONS - 16.61%
29,184		Bank of America Corp	1,287,015
44,528		Citigroup, Inc	2,001,088
9,965		Fifth Third Bancorp	428,296
5,200		Greater Bay Bancorp	126,932
30,430		JPMorgan Chase & Co	1,052,878
86		National City Corp	2,881
9,014		New York Community Bancorp, Inc	163,694
11,179		North Fork Bancorp, Inc	310,106
15,185		Northern Trust Corp	659,636
5,698		SunTrust Banks, Inc	410,655
10,235		U.S. Bancorp	294,973
8,909		Wachovia Corp	453,557
5,848		Wells Fargo & Co	349,710

		TOTAL DEPOSITORY INSTITUTIONS	7,541,421

EATING AND DRINKING PLACES - 1.34%
16,853	*	Brinker International, Inc	610,416

		TOTAL EATING AND DRINKING PLACES	610,416

ELECTRIC, GAS, AND SANITARY SERVICES - 5.76%
14,412	*	Allegheny Energy, Inc	297,752
67,991	*	Calpine Corp	190,375
17,472		Centerpoint Energy, Inc	210,188
28,388	*	CMS Energy Corp	370,179
7,241		Dominion Resources, Inc	538,948
1,522		Duke Energy Corp	42,631
371		Equitable Resources, Inc	21,310
1,047		Exelon Corp	48,047
364		Kinder Morgan, Inc	27,555
516		MDU Resources Group, Inc	14,252
3,367	*	NRG Energy, Inc	114,983
11,567		PG&E Corp	394,435
5,001		PPL Corp	270,004
3,986		Williams Cos, Inc	74,977

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,615,636

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.33%
5,975		Adtran, Inc	105,399
316,339	*	Alstom	271,346
75,946	*	Atmel Corp	224,041
3,971	*	Fairchild Semiconductor International, Inc	60,875
60,940		General Electric Co	2,197,496
8,776	*	Novellus Systems, Inc	234,583
26,663	*	PMC-Sierra, Inc	234,634

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,328,374

FABRICATED METAL PRODUCTS - 0.92%
4,650		Illinois Tool Works, Inc	416,315

		TOTAL FABRICATED METAL PRODUCTS	416,315

TIAA-CREF Life Funds — Large-Cap Value Fund

SHARES			VALUE
FOOD AND KINDRED PRODUCTS - 1.64%
22,102		Coca-Cola Enterprises, Inc	$453,533
3,795		Molson Coors Brewing Co (Class B)	292,860

		TOTAL FOOD AND KINDRED PRODUCTS	746,393

FOOD STORES - 0.64%
18,132	*	Kroger Co	290,656

		TOTAL FOOD STORES	290,656

GENERAL MERCHANDISE STORES - 0.04%
196		Neiman Marcus Group, Inc (Class A)	17,936

		TOTAL GENERAL MERCHANDISE STORES	17,936

HEALTH SERVICES - 0.58%
5,284	*	Triad Hospitals, Inc	264,728

		TOTAL HEALTH SERVICES	264,728

HOLDING AND OTHER INVESTMENT OFFICES - 6.40%
2,700		AMB Property Corp	102,060
3,421		Apartment Investment & Management Co (Class A)	127,261
1,499		AvalonBay Communities, Inc	100,268
1,783		Boston Properties, Inc	107,390
2		Cross Timbers Royalty Trust	78
945		General Growth Properties, Inc	32,225
34,087		iShares Russell 1000 Value Index Fund	2,243,265
4,710		iStar Financial, Inc	193,958

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,906,505

HOTELS AND OTHER LODGING PLACES - 0.87%
9,968	*	Great Wolf Resorts, Inc	248,702
6,512		Hilton Hotels Corp	145,543

		TOTAL HOTELS AND OTHER LODGING PLACES	394,245

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.03%
14,051	*	Cisco Systems, Inc	251,372
1,443		Deere & Co	96,869
46,731		Hewlett-Packard Co	1,025,278

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,373,519

INSTRUMENTS AND RELATED PRODUCTS - 1.57%
10,342	*	Boston Scientific Corp	302,917
10,555		Raytheon Co	408,479

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	711,396

INSURANCE AGENTS, BROKERS AND SERVICE - 1.11%
16,523		Marsh & McLennan Cos, Inc	502,630

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	502,630

INSURANCE CARRIERS - 3.80%
182		Aegon NV (ARS)	2,450
2,608		Allstate Corp	140,988
8,239		American International Group, Inc	456,523

TIAA-CREF Life Funds — Large-Cap Value Fund

SHARES			VALUE
2,957		Genworth Financial, Inc	$81,377
3,064		MGIC Investment Corp	188,957
2,882		Prudential Financial, Inc	165,427
18,805		St. Paul Travelers Cos, Inc	690,707

		TOTAL INSURANCE CARRIERS	1,726,429

LUMBER AND WOOD PRODUCTS - 0.64%
8,169		Georgia-Pacific Corp	289,918

		TOTAL LUMBER AND WOOD PRODUCTS	289,918

MISCELLANEOUS RETAIL - 1.74%
5,941	*	Office Depot, Inc	131,772
4,949	*	Sears Holdings Corp	659,058

		TOTAL MISCELLANEOUS RETAIL	790,830

MOTION PICTURES - 2.73%
7,520		News Corp (Class A)	127,238
54,770	*	Time Warner, Inc	961,214
5,294		Walt Disney Co	152,097

		TOTAL MOTION PICTURES	1,240,549

NONDEPOSITORY INSTITUTIONS - 1.63%
8,866		Fannie Mae	482,754
4,090		Freddie Mac	258,488

		TOTAL NONDEPOSITORY INSTITUTIONS	741,242

OIL AND GAS EXTRACTION - 2.50%
2,700	*	Bill Barrett Corp	78,057
6,000		Devon Energy Corp	286,500
1,883		Kerr-McGee Corp	147,496
3,196		Marathon Oil Corp	149,956
4,336		Noble Energy, Inc	294,935
418		Pogo Producing Co	20,582
2,686	*	Pride International, Inc	66,720
1,198		Schlumberger Ltd	84,435
274		W&T Offshore, Inc	5,688

		TOTAL OIL AND GAS EXTRACTION	1,134,369

PAPER AND ALLIED PRODUCTS - 1.04%
9,044		International Paper Co	332,729
5,943	*	Pactiv Corp	138,769

		TOTAL PAPER AND ALLIED PRODUCTS	471,498

PETROLEUM AND COAL PRODUCTS - 8.61%
11,918		ChevronTexaco Corp	694,939
3,635		ConocoPhillips	391,998
47,358		ExxonMobil Corp	2,822,537

		TOTAL PETROLEUM AND COAL PRODUCTS	3,909,474

RAILROAD TRANSPORTATION - 0.36%
3,896		CSX Corp	162,268

		TOTAL RAILROAD TRANSPORTATION	162,268

REAL ESTATE - 0.02%
138		Forest City Enterprises, Inc (Class A)	8,804

		TOTAL REAL ESTATE	8,804

TIAA-CREF Life Funds — Large-Cap Value Fund

SHARES			VALUE
SECURITY AND COMMODITY BROKERS - 2.77%
655		Goldman Sachs Group, Inc	$72,043
4,855		Merrill Lynch & Co, Inc	274,793
15,864		Morgan Stanley	908,214

		TOTAL SECURITY AND COMMODITY BROKERS	1,255,050

STONE, CLAY, AND GLASS PRODUCTS - 0.03%
200		Lafarge North America, Inc	11,690

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	11,690

TOBACCO PRODUCTS - 4.13%
28,677		Altria Group, Inc	1,875,189

		TOTAL TOBACCO PRODUCTS	1,875,189

TRANSPORTATION BY AIR - 0.41%
27,860	*	Northwest Airlines Corp	186,383

		TOTAL TRANSPORTATION BY AIR	186,383

TRANSPORTATION EQUIPMENT - 2.89%
25,042		Delphi Corp	112,188
800		General Dynamics Corp	85,640
8,475		General Motors Corp	249,080
67		Genuine Parts Co	2,914
16,849		Honeywell International, Inc	626,952
2,673	*	Navistar International Corp	97,297
2,548		Northrop Grumman Corp	137,541

		TOTAL TRANSPORTATION EQUIPMENT	1,311,612

WHOLESALE TRADE-NONDURABLE GOODS - 0.93%
7,336		AmerisourceBergen Corp	420,279

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	420,279

		TOTAL COMMON STOCKS (Cost $41,247,210)	45,231,417

PRINCIPAL
SHORT-TERM INVESTMENTS - 0.86%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.86%
$ 390,000		Federal Home Loan Bank (FHLB), 2.400%, 04/01/05	389,971

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	389,971

		TOTAL SHORT-TERM INVESTMENTS (Cost $390,000)	389,971

		TOTAL PORTFOLIO - 100.50% (Cost $41,637,210)	45,621,388
		OTHER ASSETS AND LIABILITIES, NET - (0.50%)	(228,877)

		NET ASSETS - 100.00%	$45,392,511

*	Non-income producing

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2005

SHARES			VALUE
COMMON STOCKS - 99.92%
AGRICULTURAL PRODUCTION-CROPS - 0.04%
273	*	Alico, Inc	$14,387

		TOTAL AGRICULTURAL PRODUCTION-CROPS	14,387

AMUSEMENT AND RECREATION SERVICES - 0.93%
3,300	*	Argosy Gaming Co	151,536
1,300	*	Aztar Corp	37,128
1,992		Dover Downs Gaming & Entertainment, Inc	24,800
500	*	Isle of Capri Casinos, Inc	13,270
600	*	Lakes Entertainment, Inc	10,800
400	*	Life Time Fitness, Inc	10,792
1,300	*	Magna Entertainment Corp (Class A)	7,982
1,000	*	MTR Gaming Group, Inc	12,400
1,000	*	Multimedia Games, Inc	7,760
2,468	*	Penn National Gaming, Inc	72,510
600		Speedway Motorsports, Inc	21,420
650	*	Sunterra Corp	9,802

		TOTAL AMUSEMENT AND RECREATION SERVICES	380,200

APPAREL AND ACCESSORY STORES - 1.57%
5,250	*	Aeropostale, Inc	171,938
425		Bebe Stores, Inc	14,429
300		Buckle, Inc	10,473
700		Burlington Coat Factory Warehouse Corp	20,090
300	*	Cache, Inc	4,065
300	*	Carter’s, Inc	11,925
700		Cato Corp (Class A)	22,575
15,300	*	Charming Shoppes, Inc	124,389
400		Christopher & Banks Corp	7,040
200		Deb Shops, Inc	5,644
1,428		Finish Line, Inc (Class A)	33,058
800	*	Genesco, Inc	22,736
1,100	*	Gymboree Corp	13,794
700	*	Jo-Ann Stores, Inc	19,663
400	*	JOS A. Bank Clothiers, Inc	11,720
300	*	New York & Co, Inc	6,021
300		Oshkosh B’gosh, Inc (Class A)	9,150
2,500	*	Payless Shoesource, Inc	39,475
1,585	*	Stage Stores, Inc	60,848
1,300	*	Too, Inc	32,071

		TOTAL APPAREL AND ACCESSORY STORES	641,104

APPAREL AND OTHER TEXTILE PRODUCTS - 0.75%
1,000	*	DHB Industries, Inc	8,800
600	*	Guess?, Inc	8,220
1,567	*	Hartmarx Corp	14,949
4,500		Kellwood Co	129,555
500		Oxford Industries, Inc	18,295
900		Phillips-Van Heusen Corp	23,976
2,200	*	Quiksilver, Inc	63,866
1,699	*	Warnaco Group, Inc	40,844

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	308,505

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
AUTO REPAIR, SERVICES AND PARKING - 0.14%
300	*	Amerco, Inc	$13,890
1,000	*	Dollar Thrifty Automotive Group, Inc	32,780
757	*	Exide Technologies	9,765

		TOTAL AUTO REPAIR, SERVICES AND PARKING	56,435

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.45%
1,700	*	CSK Auto Corp	30,005
500	*	Group 1 Automotive, Inc	13,150
500		Lithia Motors, Inc (Class A)	12,805
400	*	MarineMax, Inc	12,472
415	*	Rush Enterprises, Inc	6,997
4,000		Sonic Automotive, Inc	90,840
700		United Auto Group, Inc	19,481

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	185,750

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%
500		Building Materials Holding Corp	22,240
652	*	Central Garden & Pet Co	28,597

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	50,837

BUSINESS SERVICES - 9.63%
1,400	*	@Road, Inc	5,740
1,500		Aaron Rents, Inc	30,000
1,400		ABM Industries, Inc	26,922
1,900	*	Actuate Corp	4,560
1,100		Advo, Inc	41,195
800	*	Altiris, Inc	19,080
1,152	*	Ansys, Inc	39,410
1,600	*	Anteon International Corp	62,288
1,850	*	Aquantive, Inc	20,479
1,200		Arbitron, Inc	51,480
1,000	*	Armor Holdings, Inc	37,090
1,300	*	Asiainfo Holdings, Inc	6,526
1,426	*	Aspect Communications Corp	14,845
1,468	*	Aspen Technology, Inc	8,338
300	*	Asset Acceptance Capital Corp	5,724
1,747	*	Autobytel, Inc	8,805
5,700	*	Bisys Group, Inc	89,376
3,158	*	Borland Software Corp	25,643
1,400		Brady Corp (Class A)	45,290
9,300	*	Brocade Communications Systems, Inc	55,056
1,400	*	CACI International, Inc (Class A)	77,322
1,600	*	CallWave, Inc	9,440
1,300	*	Captaris, Inc	5,265
700	*	Carreker Corp	3,927
2,000		Catalina Marketing Corp	51,800
4,700	*	Ciber, Inc	34,169
15,200	*	CMGI, Inc	31,616
300		Computer Programs & Systems, Inc	8,424
600	*	CoStar Group, Inc	22,110
900	*	Covansys Corp	13,423
3,054	*	CSG Systems International, Inc	49,750
1,100	*	Cybersource Corp	5,665
1,003	*	Dendrite International, Inc	14,082
1,310	*	Digital Insight Corp	21,484
1,300	*	Digital River, Inc	40,508

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
4,460	*	DoubleClick, Inc	$34,342
2,700	*	E.piphany, Inc	9,585
7,135	*	Earthlink, Inc	64,215
1,800	*	eFunds Corp	40,176
800	*	Embarcadero Technologies, Inc	5,272
2,300	*	Entrust, Inc	8,625
1,590	*	Epicor Software Corp	20,829
500	*	EPIQ Systems, Inc	6,490
300	*	Equinix, Inc	12,702
12,153	*	eSpeed, Inc (Class A)	111,808
4,000	*	Extreme Networks, Inc	23,560
1,200	*	F5 Networks, Inc	60,588
1,100		Factset Research Systems, Inc	36,311
1,600	*	Filenet Corp	36,448
1,100	*	FindWhat.com	11,407
700		Gevity HR, Inc	13,384
1,900	*	Harris Interactive, Inc	8,759
600	*	Heidrick & Struggles International, Inc	22,062
1,500	*	Hyperion Solutions Corp	66,165
1,300		Imation Corp	45,175
500	*	Infocrossing, Inc	7,920
1,200	*	Infospace, Inc	48,996
1,214		infoUSA, Inc	12,759
300	*	Innovative Solutions & Support, Inc	9,525
1,400	*	Interactive Data Corp	29,050
1,242	*	Intergraph Corp	35,782
1,400	*	Internet Capital Group, Inc	9,828
1,500	*	Internet Security Systems, Inc	27,450
2,600	*	Intersections, Inc	37,830
400	*	Intervideo, Inc	4,400
800	*	Intrado, Inc	9,840
1,600	*	Ipass, Inc	9,792
400	*	iPayment, Inc	16,880
1,110	*	iVillage, Inc	6,760
900	*	JDA Software Group, Inc	12,636
700	*	Jupitermedia Corp	10,857
287	*	Kanbay International, Inc	5,872
1,800	*	Keane, Inc	23,454
700		Kelly Services, Inc (Class A)	20,153
700	*	Keynote Systems, Inc	8,309
1,100	*	Kforce, Inc	12,089
1,700	*	KFX, Inc	22,780
3,000	*	Korn/Ferry International	57,090
1,200	*	Kronos, Inc	61,332
1,600	*	Labor Ready, Inc	29,840
1,900	*	Lawson Software, Inc	11,210
2,031	*	Lionbridge Technologies	11,556
1,835	*	Macrovision Corp	41,820
900	*	Magma Design Automation, Inc	10,683
1,100	*	Manhattan Associates, Inc	22,407
500	*	Mantech International Corp (Class A)	11,535
995	*	MAPICS, Inc	12,666
605	*	Mapinfo Corp	7,284
300	*	Marlin Business Services, Inc	6,114
2,400	*	Micromuse, Inc	10,872
1,600	*	MicroStrategy, Inc	86,832
4,000	*	MPS Group, Inc	42,040
648	*	MRO Software, Inc	9,091

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
1,000	*	MSC.Software Corp	$11,130
5,952	*	NCO Group, Inc	116,362
500	*	Ness Technologies, Inc	5,990
2,041	*	NETIQ Corp	23,329
400	*	Open Solutions, Inc	7,932
1,800	*	Opsware, Inc	9,288
1,000	*	Packeteer, Inc	15,390
24,100	*	Parametric Technology Corp	134,719
842	*	PC-Tel, Inc	6,197
300	*	PDI, Inc	6,150
1,480	*	Pegasus Solutions, Inc	17,494
2,900	*	Perot Systems Corp (Class A)	38,976
800	*	PLATO Learning, Inc	6,240
400	*	Portfolio Recovery Associates, Inc	13,612
300	*	PRA International	8,079
2,312	*	Progress Software Corp	60,621
4,756	*	Quest Software, Inc	65,823
900	*	R.H. Donnelley Corp	52,281
800	*	Radisys Corp	11,328
171	*	Redback Networks, Inc Wts 01/02/11	387
1,000	*	Rent-Way, Inc	8,200
2,000	*	Retek, Inc	22,440
1,050		Rollins, Inc	19,530
2,621	*	RSA Security, Inc	41,543
2,500	*	S1 Corp	17,350
400	*	Salesforce.com, Inc	5,996
3,000	*	Sapient Corp	22,035
1,400	*	Secure Computing Corp	11,998
1,800	*	Seebeyond Technology Corp	5,688
300	*	SI International, Inc	8,289
2,300	*	Sohu.com, Inc	40,434
2,100	*	SonicWALL, Inc	10,689
1,700	*	Sotheby’s Holdings, Inc (Class A)	28,832
2,300	*	Spherion Corp	17,227
400	*	SPSS, Inc	6,956
500	*	SRA International, Inc (Class A)	30,125
550		SS&C Technologies, Inc	12,540
400		Startek, Inc	6,720
1,504	*	SupportSoft, Inc	7,941
900	*	Sykes Enterprises, Inc	6,183
200	*	SYNNEX Corp	3,484
300		Syntel, Inc	5,310
1,700	*	Take-Two Interactive Software, Inc	66,470
650		Talx Corp	11,804
1,400	*	TeleTech Holdings, Inc	18,088
1,500	*	THQ, Inc	42,210
2,800	*	Transaction Systems Architects, Inc	64,820
1,300	*	Tyler Technologies, Inc	9,893
1,910	*	United Online, Inc	19,998
700	*	Universal Compression Holdings, Inc	26,509
10,500	*	Valueclick, Inc	111,405
400	*	Verint Systems, Inc	13,976
3,173	*	Verity, Inc	29,985
400	*	Volt Information Sciences, Inc	9,660
1,199	*	WebEx Communications, Inc	25,886
800	*	Websense, Inc	43,040
2,500	*	Wind River Systems, Inc	37,700
800	*	Witness Systems, Inc	14,040

		TOTAL BUSINESS SERVICES	3,936,391

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
CHEMICALS AND ALLIED PRODUCTS - 5.84%
700	*	Able Laboratories, Inc	$16,422
1,100		Aceto Corp	8,162
1,400		Albemarle Corp	50,904
1,500		Alpharma, Inc (Class A)	18,480
900		Arch Chemicals, Inc	25,623
1,320	*	Array Biopharma, Inc	9,253
1,100	*	Bioenvision, Inc	6,325
500	*	Biosite, Inc	26,015
600	*	Bone Care International, Inc	15,564
600	*	Bradley Pharmaceuticals, Inc	5,736
300	*	Caraco Pharmaceutical Laboratories Ltd	2,454
1,360	*	Chattem, Inc	60,479
1,270	*	Connetics Corp	32,118
2,200	*	Curis, Inc	7,876
1,202	*	Cypress Bioscience, Inc	10,986
1,500		Cytec Industries, Inc	81,375
2,400	*	Dendreon Corp	13,080
1,300		Diagnostic Products Corp	62,790
600	*	Digene Corp	12,450
600	*	Dov Pharmaceutical, Inc	8,208
700	*	Dusa Pharmaceuticals, Inc	6,111
2,330	*	Encysive Pharmaceuticals, Inc	23,813
1,940	*	Enzon, Inc	19,769
1,100	*	EPIX Pharmaceuticals, Inc	7,700
1,600		Ferro Corp	30,112
1,032	*	First Horizon Pharmaceutical	17,420
4,200	*	FMC Corp	224,490
3,800		Georgia Gulf Corp	174,724
1,800	*	Geron Corp	10,998
1,300		H.B. Fuller Co	37,700
300	*	Idenix Pharmaceuticals, Inc	5,955
1,650	*	Immucor, Inc	49,813
1,718	*	Immunogen, Inc	8,985
2,000	*	Impax Laboratories, Inc	32,000
2,300	*	Inkine Pharmaceutical Co	7,130
1,600	*	Inspire Pharmaceuticals, Inc	13,056
500	*	Kos Pharmaceuticals, Inc	20,840
1,021		Kronos Worldwide, Inc	43,403
1,500	*	KV Pharmaceutical Co (Class A)	34,800
1,000		MacDermid, Inc	32,500
500		Mannatech, Inc	9,775
3,200	*	Medarex, Inc	22,816
1,900	*	Medicines Co	43,054
600		Minerals Technologies, Inc	39,468
4,900	*	Mosaic Co	83,594
2,300	*	Nabi Biopharmaceuticals	28,704
1,930		Nature’s Sunshine Products, Inc	33,138
1,000	*	Neurogen Corp	7,080
6,100	*	NewMarket Corp	113,460
300	*	NL Industries, Inc	6,930
1,000	*	Noven Pharmaceuticals, Inc	16,960
989	*	Nutraceutical International Corp	15,686
1,100	*	OM Group, Inc	33,462
1,400	*	Onyx Pharmaceuticals, Inc	43,890
3,100	*	Par Pharmaceutical Cos, Inc	103,664

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
600	*	Pharmion Corp	$17,400
3,500	*	PolyOne Corp	31,080
800	*	QLT, Inc (Frankfurt)	10,288
1,545	*	Quidel Corp	6,041
1,400	*	Salix Pharmaceuticals Ltd	23,086
4,300	*	Serologicals Corp	105,092
671	*	SurModics, Inc	21,412
7,400	*	Terra Industries, Inc	57,424
1,100	*	Third Wave Technologies, Inc	6,336
1,100	*	UAP Holding Corp	17,710
800	*	United Therapeutics Corp	36,556
400	*	USANA Health Sciences, Inc	18,920
3,400		Valeant Pharmaceuticals International	76,568
2,000		West Pharmaceutical Services, Inc	47,800
400		Westlake Chemical Corp	12,940
2,650	b*	WR Grace & Co	22,578

		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,388,531

COMMUNICATIONS - 1.64%
1,290	*	Airspan Networks, Inc	6,592
2,135	*	Alamosa Holdings, Inc	24,915
658	*	Boston Communications Group	4,685
500	*	Centennial Communications Corp	5,425
10,015	*	Charter Communications, Inc (Class A)	16,024
9,250	*	Cincinnati Bell, Inc	39,313
800	*	Commonwealth Telephone Enterprises, Inc	37,712
800		CT Communications, Inc	8,424
1,881	*	Cumulus Media, Inc (Class A)	26,804
453		D&E Communications, Inc	4,136
2,300	*	Dobson Communications Corp (Class A)	4,646
1,700	*	General Communication, Inc (Class A)	15,521
500		Golden Telecom, Inc	12,800
1,600		Gray Television, Inc	23,152
10,500	*	Internap Network Services Corp	6,195
3,100		Iowa Telecommunications Services, Inc	60,450
700	*	j2 Global Communications, Inc	24,017
600		Liberty Corp	24,330
800	*	Mastec, Inc	6,568
500		North Pittsburgh Systems, Inc	9,883
8,645	*	Novatel Wireless, Inc	92,934
2,369	*	Premiere Global Services, Inc	26,817
4,300	*	Price Communications Corp	75,250
5,402	*	Primus Telecommunications Group	8,481
1,500	bv*	RCN Corp	—
2,527	*	Regent Communications, Inc	13,519
1,000	*	Saga Communications, Inc (Class A)	16,100
300	*	Salem Communications Corp (Class A)	6,180
300		Shenandoah Telecom Co	9,300
1,600		Sinclair Broadcast Group, Inc (Class A)	12,848
1,131	*	Talk America Holdings, Inc	7,295
12,900	*	Terremark Worldwide, Inc	8,385
936	*	USA Mobility, Inc	30,326

		TOTAL COMMUNICATIONS	669,027

DEPOSITORY INSTITUTIONS - 9.38%
531		1st Source Corp	11,326
360		ABC Bancorp	6,080
351	*	ACE Cash Express, Inc	7,985

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
847		Anchor Bancorp Wisconsin, Inc	$23,809
1,369		Arrow Financial Corp	37,278
191		Bancfirst Corp	13,183
3,000		Bancorpsouth, Inc	61,920
2,800		Bank Mutual Corp	33,096
7,500		BankAtlantic Bancorp, Inc (Class A)	130,500
1,000		BankUnited Financial Corp (Class A)	26,860
600		Banner Corp	16,182
200		Berkshire Hills Bancorp, Inc	6,750
400		Camden National Corp	14,140
1,300	*	Capital Crossing Bank	42,770
1,600		Cathay General Bancorp	50,400
1,100		Central Pacific Financial Corp	37,015
916		Chemical Financial Corp	29,775
1,700		Chittenden Corp	44,319
300		City Bank	9,702
600		City Holding Co	17,721
535		Coastal Financial Corp	8,049
200		Columbia Bancorp	6,372
605		Columbia Banking System, Inc	14,369
6,577		Commercial Capital Bancorp, Inc	133,842
1,600		Commercial Federal Corp	44,240
5,600		Community Bank System, Inc	128,296
2,877		Community Trust Bancorp, Inc	82,886
2,835		Corus Bankshares, Inc	135,201
1,872		CVB Financial Corp	33,958
1,328		Dime Community Bancshares	20,186
2,500		Downey Financial Corp	153,825
2,061		East West Bancorp, Inc	76,092
2,329	*	EuroBancshares, Inc	39,383
900	*	Euronet Worldwide, Inc	25,695
300		Financial Institutions, Inc	5,943
550		First Bancorp (North Carolina)	12,452
3,500		First Bancorp (Puerto Rico)	147,875
1,100		First Charter Corp	24,849
2,076		First Community Bancshares, Inc	58,273
500		First Financial Corp (Indiana)	14,775
678		First Financial Holdings, Inc	18,835
420		First Merchants Corp	10,878
1,766		First Midwest Bancorp, Inc	57,360
250		First Oak Brook Bancshares, Inc	7,323
200		First of Long Island Corp	8,464
700		First Republic Bank	22,659
700	*	FirstFed Financial Corp	35,707
1,200		Flagstar Bancorp, Inc	23,460
750		Flushing Financial Corp	13,650
300		FNB Corp (Virginia)	7,734
2,670	*	Franklin Bank Corp	46,058
600		Frontier Financial Corp	22,740
996		Glacier Bancorp, Inc	30,378
400		Great Southern Bancorp, Inc	12,988
2,055		Greater Bay Bancorp	50,163
1,000		Hancock Holding Co	32,500
1,100		Hanmi Financial Corp	18,205
1,000		Harleysville National Corp	21,250
300		Heartland Financial U.S.A., Inc	5,958
300		IberiaBank Corp	16,878
2,344		Independent Bank Corp (Massachusetts)	67,976

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
700		Independent Bank Corp (Michigan)	$20,139
700		Irwin Financial Corp	16,114
1,264	*	Itla Capital Corp	63,149
300		Lakeland Financial Corp	11,535
1,058		MAF Bancorp, Inc	43,949
600		Main Street Banks, Inc	15,888
451		MainSource Financial Group, Inc	9,913
800		MB Financial, Inc	30,640
4,889		MBT Financial Corp	92,255
1,000		Mid-State Bancshares	26,600
100		NASB Financial, Inc	3,960
300		NBC Capital Corp	7,254
1,300		NBT Bancorp, Inc	29,133
250		Oak Hill Financial, Inc	8,415
6,100	*	Ocwen Financial Corp	49,227
500		Old Second Bancorp, Inc	15,088
400		Omega Financial Corp	11,914
1,678		Pacific Capital Bancorp	49,971
252		Peapack Gladstone Financial Corp	6,804
1,100		Pennfed Financial Services, Inc	16,324
1,820		Peoples Bancorp, Inc	48,958
450		Peoples Holding Co	13,995
1,363		Provident Bankshares Corp	44,924
1,405		Provident Financial Holdings	41,785
2,500		Provident Financial Services, Inc	42,750
3,950		R & G Financial Corp (Class B)	123,122
409		Republic Bancorp, Inc (Class A) (Kentucky)	9,086
2,887		Republic Bancorp, Inc (Michigan)	39,090
200		Santander Bancorp	5,266
415		SCBT Financial Corp	12,462
400		Seacoast Banking Corp of Florida	7,872
540		Simmons First National Corp (Class A)	13,403
200		Smithtown Bancorp, Inc	5,604
315		Southside Bancshares, Inc	6,565
2,794		Southwest Bancorp of Texas, Inc	51,270
4,455		Southwest Bancorp, Inc	82,195
125		State Bancorp, Inc	3,251
200		State Financial Services Corp (Class A)	7,390
600		Sterling Bancorp	14,562
810		Sterling Financial Corp (Pennsylvania)	21,076
900	*	Sterling Financial Corp (Spokane)	32,130
500		Taylor Capital Group, Inc	16,325
1,600		Texas Regional Bancshares, Inc (Class A)	48,176
735		TierOne Corp	17,272
900		Trico Bancshares	18,855
1,778		Trustmark Corp	51,562
300		Union Bankshares Corp	9,606
1,536		United Bankshares, Inc	50,903
300		Univest Corp of Pennsylvania	11,943
394		Virginia Financial Group, Inc	12,961
700		Wesbanco, Inc	19,257
600		West Coast Bancorp	14,280
1,225		Westamerica Bancorp	63,418
300	*	Western Sierra Bancorp	10,239
450		Wilshire Bancorp, Inc	5,868
200		WSFS Financial Corp	10,512

		TOTAL DEPOSITORY INSTITUTIONS	3,834,741

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
EATING AND DRINKING PLACES - 1.99%
1,300		Bob Evans Farms, Inc	$30,485
700	*	California Pizza Kitchen, Inc	16,408
1,800		CBRL Group, Inc	74,340
1,450	*	CEC Entertainment, Inc	53,070
1,900	*	CKE Restaurants, Inc	30,115
400	*	Dave & Buster’s, Inc	7,480
6,300		Domino’s Pizza, Inc	117,747
800		IHOP Corp	38,144
4,500	*	Jack In The Box, Inc	166,950
2,100	*	Krispy Kreme Doughnuts, Inc	16,023
800		Landry’s Restaurants, Inc	23,136
767		Lone Star Steakhouse & Saloon, Inc	22,170
756	*	O’Charley’s, Inc	16,436
407	*	Papa John’s International, Inc	14,131
1,347	*	Rare Hospitality International, Inc	41,595
400	*	Red Robin Gourmet Burgers, Inc	20,364
1,600	*	Ryan’s Restaurant Group, Inc	23,248
2,200	*	Sonic Corp	73,480
400	*	Texas Roadhouse, Inc (Class A)	11,232
900	*	The Steak N Shake Co	17,415

		TOTAL EATING AND DRINKING PLACES	813,969

EDUCATIONAL SERVICES - 0.19%
800	*	Educate, Inc	11,096
600		Strayer Education, Inc	67,992

		TOTAL EDUCATIONAL SERVICES	79,088

ELECTRIC, GAS, AND SANITARY SERVICES - 3.94%
3,057		Atmos Energy Corp	82,539
1,800		Avista Corp	31,500
6,200		Black Hills Corp	205,034
17,116	*	Calpine Corp	47,925
700	*	Casella Waste Systems, Inc (Class A)	9,261
400		Central Vermont Public Service Corp	8,992
1,800		Cleco Corp	38,340
7,400	*	CMS Energy Corp	96,496
300		Connecticut Water Service, Inc	7,482
2,900		Duquesne Light Holdings, Inc	51,968
359	*	Duratek, Inc	7,162
9,500	*	El Paso Electric Co	180,500
3,200		Energen Corp	213,120
507		EnergySouth, Inc	14,518
1,600		Idacorp, Inc	45,392
800		MGE Energy, Inc	26,520
1,000		New Jersey Resources Corp	43,530
7,318		Otter Tail Corp	183,243
2,450		PNM Resources, Inc	65,366
646		Resource America, Inc (Class A)	22,639
300		SJW Corp	10,539
1,300		Southwest Gas Corp	31,408
500		UIL Holdings Corp	25,325
1,300		Unisource Energy Corp	40,261
1,850	*	Waste Connections, Inc	64,287
1,900		WGL Holdings, Inc	58,824

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,612,171

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.22%
900	*	Advanced Energy Industries, Inc	$8,703
12,479	*	Aeroflex, Inc	116,429
10,000	*	AMIS Holdings, Inc	112,900
800	*	Anaren Microwave, Inc	9,704
399		Applied Signal Technology, Inc	9,137
1,920	*	Arris Group, Inc	13,267
1,300	*	Artesyn Technologies, Inc	11,323
1,100	*	ATMI, Inc	27,544
400		Bel Fuse, Inc (Class B)	12,120
1,550	*	Benchmark Electronics, Inc	49,336
900	*	California Micro Devices Corp	4,545
300	*	Catapult Communications Corp	6,405
187	*	Celestica, Inc (U.S.)	2,526
1,000	*	Ceradyne, Inc	22,370
1,400	*	Checkpoint Systems, Inc	23,632
3,750	*	Cherokee International Corp	26,212
698	*	Comtech Telecommunications	36,366
1,300		CTS Corp	16,900
900		Cubic Corp	17,046
1,775	*	Diodes, Inc	48,156
1,100	*	Ditech Communications Corp	13,717
1,167	*	DSP Group, Inc	30,062
1,000	*	Electro Scientific Industries, Inc	19,390
500	*	EnerSys	6,550
1,000	*	Entegris, Inc	9,890
600		Franklin Electric Co, Inc	22,638
549	*	Genlyte Group, Inc	49,394
1,000		Helix Technology Corp	15,470
1,000	*	Hexcel Corp	15,510
990	*	Hutchinson Technology, Inc	34,432
3,954	*	Integrated Device Technology, Inc	47,567
942		Inter-Tel, Inc	23,079
1,393	*	InterVoice, Inc	15,643
800	*	IXYS Corp	9,152
4,800	*	Leadis Technology, Inc	28,704
496	*	Lifeline Systems, Inc	15,039
952	*	Littelfuse, Inc	27,275
800		LSI Industries, Inc	8,984
1,573	*	Mattson Technology, Inc	12,490
4,500	*	McData Corp (Class A)	16,965
882	*	Mercury Computer Systems, Inc	24,326
1,203		Methode Electronics, Inc	14,568
2,631	*	Micrel, Inc	24,258
2,108	*	Microsemi Corp	34,339
2,200	*	Microtune, Inc	9,482
1,415	*	MIPS Technologies, Inc	16,272
1,000	*	Monolithic System Technology, Inc	5,850
1,000	*	Moog, Inc (Class A)	45,200
338	*	Multi-Fineline Electronix, Inc	5,966
1,600	*	Mykrolis Corp	22,880
2,000	*	NMS Communications Corp	8,580
2,100	*	Omnivision Technologies, Inc	31,815
500	*	OSI Systems, Inc	8,755
600		Park Electrochemical Corp	12,156
1,258	*	Photronics, Inc	22,770
1,500	*	Pixelworks, Inc	12,225
200	*	Portalplayer, Inc	4,566

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
1,000	*	Power Integrations, Inc	$20,890
608		Raven Industries, Inc	12,415
1,900	*	Rayovac Corp	79,040
80	b*	Read-Rite Corp	—
900		Regal-Beloit Corp	25,911
600	*	Rogers Corp	24,000
3,000	*	SBS Technologies, Inc	33,450
1,100	*	Seachange International, Inc	14,245
3,400	*	Sigmatel, Inc	127,262
2,450	*	Silicon Image, Inc	24,647
2,900	*	Silicon Storage Technology, Inc	10,788
202	*	Siliconix, Inc	7,127
18,184	*	Skyworks Solutions, Inc	115,468
700		Spectralink Corp	9,884
2,000	*	Supertex, Inc	36,620
6,400	*	Sycamore Networks, Inc	22,784
1,600	*	Symmetricom, Inc	17,744
900	*	Synaptics, Inc	20,880
1,500		Technitrol, Inc	22,380
7,104	*	Tekelec	113,238
2,800	*	Terayon Communication Systems, Inc	8,624
1,000	*	Tessera Technologies, Inc	43,230
2,200	*	Thomas & Betts Corp	71,060
5,175	*	Triquint Semiconductor, Inc	17,491
11,787	*	TTM Technologies, Inc	123,292
400	*	Ulticom, Inc	4,452
536	*	Universal Electronics, Inc	9,048
4,165	*	Varian Semiconductor Equipment Associates, Inc	158,312
891	*	Viasat, Inc	16,653
7,928	*	Vitesse Semiconductor Corp	21,247
1,800	*	Westell Technologies, Inc	9,918
800	*	Wilson Greatbatch Technologies, Inc	14,592
500		Woodhead Industries, Inc	6,800

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,544,072

ENGINEERING AND MANAGEMENT SERVICES - 2.09%
700	*	Advisory Board Co	30,590
2,379	*	Century Business Services, Inc	9,754
416	*	Charles River Associates, Inc	20,530
1,000	*	Corrections Corp of America	38,600
900	*	DiamondCluster International, Inc	14,490
2,792	*	Digitas, Inc	28,199
1,850	*	eResearch Technology, Inc	21,793
500	*	Forrester Research, Inc	7,040
3,700	*	Genencor International, Inc	71,151
200	*	Huron Consulting Group, Inc	4,142
935	*	Keryx Biopharmaceuticals, Inc	12,492
300		Landauer, Inc	14,262
2,600	*	Lexicon Genetics, Inc	13,286
8,761	*	Lifecell Corp	77,973
700		MAXIMUS, Inc	23,443
1,100	*	Maxygen, Inc	9,438
300	*	MTC Technologies, Inc	9,750
1,200	*	Myriad Genetics, Inc	22,068
1,700	*	Navigant Consulting, Inc	46,291
2,200	*	Oscient Pharmaceuticals Corp	5,148
1,000	*	Per-Se Technologies, Inc	15,350
1,100	*	Regeneration Technologies, Inc	11,341

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
1,792	*	Regeneron Pharmaceuticals, Inc	$9,157
5,600	*	Resources Connection, Inc	117,208
650	*	SFBC International, Inc	22,906
661	*	Sourcecorp	13,312
1,100	*	Symyx Technologies, Inc	24,255
1,200	*	Transkaryotic Therapies, Inc	29,958
300	*	TRC Cos, Inc	4,410
1,100	*	URS Corp	31,625
700	*	Ventiv Health, Inc	16,100
983	*	Washington Group International, Inc	44,225
1,200		Watson Wyatt & Co Holdings	32,640

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	852,927

FABRICATED METAL PRODUCTS - 1.83%
6,040		Commercial Metals Co	204,696
300	*	Commercial Vehicle Group, Inc	6,000
6,400	*	Crown Holdings, Inc	99,584
300	*	Drew Industries, Inc	11,295
800	*	Griffon Corp	17,128
300		Gulf Island Fabrication, Inc	7,038
1,100	*	Intermagnetics General Corp	26,774
2,800	*	Jacuzzi Brands, Inc	27,328
300		Lifetime Hoan Corp	4,647
800	*	NCI Building Systems, Inc	30,880
2,200	*	Shaw Group, Inc	47,960
2,400		Silgan Holdings, Inc	155,952
1,400		Simpson Manufacturing Co, Inc	43,260
1,700	*	Taser International, Inc	20,400
2,100	b*	Tower Automotive, Inc	378
500		Valmont Industries, Inc	11,160
300	*	Water Pik Technologies, Inc	5,910
900		Watts Water Technologies, Inc (Class A)	29,349

		TOTAL FABRICATED METAL PRODUCTS	749,739

FOOD AND KINDRED PRODUCTS - 1.01%
300	*	Boston Beer Co, Inc (Class A)	6,570
2,900		Corn Products International, Inc	75,371
13,600	*	Darling International, Inc	54,264
300		Farmer Brothers Co	7,185
2,800	*	Gold Kist, Inc	44,520
220	*	Hansen Natural Corp	13,215
300		J & J Snack Foods Corp	14,049
1,085		Lancaster Colony Corp	46,167
1,000		Lance, Inc	16,070
400	*	M&F Worldwide Corp	5,336
418	*	Peets Coffee & Tea, Inc	10,304
1,100		Ralcorp Holdings, Inc	52,085
400		Sanderson Farms, Inc	17,284
1,800		Sensient Technologies Corp	38,808
1,300		Topps Co, Inc	11,973

		TOTAL FOOD AND KINDRED PRODUCTS	413,201

FOOD STORES - 0.21%
2,400		Ingles Markets, Inc (Class A)	31,968
400	*	Pantry, Inc	12,388
1,200		Ruddick Corp	27,780
400		Weis Markets, Inc	14,748

		TOTAL FOOD STORES	86,884

TIAA-CREF Life Funds — Small-Cap Equity Fund

.SHARES			VALUE
FURNITURE AND FIXTURES - 0.28%
1,900		Furniture Brands International, Inc	$41,439
2,070		Hooker Furniture Corp	39,102
1,700	*	Interface, Inc (Class A)	11,594
900		Kimball International, Inc (Class B)	13,050
176		Stanley Furniture Co, Inc	8,321

		TOTAL FURNITURE AND FIXTURES	113,506

FURNITURE AND HOMEFURNISHINGS STORES - 0.46%
895	*	Cost Plus, Inc	24,058
400	*	Electronics Boutique Holdings Corp	17,188
1,400	*	GameStop Corp (Class B)	31,220
904	*	Guitar Center, Inc	49,566
700		Haverty Furniture Cos, Inc	10,675
1,700	*	Linens ’n Things, Inc	42,211
945	*	Trans World Entertainment Corp	13,920

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	188,838

GENERAL BUILDING CONTRACTORS - 1.06%
3,900		Beazer Homes U.S.A., Inc	194,454
600		Brookfield Homes Corp	25,326
600		Levitt Corp (Class A)	15,384
400		M/I Homes, Inc	19,572
800	*	Meritage Homes Corp	47,136
2,200	*	Perini Corp	30,338
300		Technical Olympic U.S.A., Inc	9,060
900		Walter Industries, Inc	38,295
1,300	*	WCI Communities, Inc	39,104
200	*	William Lyon Homes, Inc	15,340

		TOTAL GENERAL BUILDING CONTRACTORS	434,009

GENERAL MERCHANDISE STORES - 0.44%
725	*	Brookstone, Inc	11,760
6,200	*	ShopKo Stores, Inc	137,764
1,000	*	Tuesday Morning Corp	28,870

		TOTAL GENERAL MERCHANDISE STORES	178,394

HEALTH SERVICES - 2.42%
500	*	Amedisys, Inc	15,125
550	*	America Service Group, Inc	12,172
1,102	*	American Healthways, Inc	36,388
1,156	*	Amsurg Corp	29,247
3,100	*	Apria Healthcare Group, Inc	99,510
4,000	*	Beverly Enterprises, Inc	49,520
400	*	Bio-Reference Labs, Inc	5,568
300	*	Corvel Corp	6,396
1,000	*	Enzo Biochem, Inc	14,420
760	*	Genesis HealthCare Corp	32,596
1,000	*	Gentiva Health Services, Inc	16,180
2,500		Hooper Holmes, Inc	9,550
1,000	*	Kindred Healthcare, Inc	35,100
600	*	LabOne, Inc	20,688
600		LCA-Vision, Inc	19,980
1,500	*	LifePoint Hospitals, Inc	65,760
2,200	*	Magellan Health Services, Inc	74,910
1,320	*	NeighborCare, Inc	38,610
11,200	*	Odyssey HealthCare, Inc	131,712

TIAA-CREF Life Funds — Small-Cap Equity Fund

.SHARES			VALUE
500		Option Care, Inc	$10,295
2,500	*	Pediatrix Medical Group, Inc	171,475
1,600	*	Province Healthcare Co	38,544
500	*	Psychiatric Solutions, Inc	23,000
600	*	RehabCare Group, Inc	17,226
300	*	Sunrise Senior Living, Inc	14,580

		TOTAL HEALTH SERVICES	988,552

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.11%
1,200		Granite Construction, Inc	31,524
1,000	*	Insituform Technologies, Inc (Class A)	14,510

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	46,034

HOLDING AND OTHER INVESTMENT OFFICES - 7.58%
1,400		Aames Investment Corp	11,480
1,000		Acadia Realty Trust	16,080
800		Alexandria Real Estate Equities, Inc	51,504
1,010		Amcore Financial, Inc	28,532
6,700		American Home Mortgage Investment Corp	191,888
2,100		Anthracite Capital, Inc	23,394
18,900		Anworth Mortgage Asset Corp	180,495
2,200		Apollo Investment Corp	36,916
300		Arbor Realty Trust, Inc	7,425
700		Bimini Mortgage Management, Inc (Class A)	9,695
1,800		Brandywine Realty Trust	51,120
1,500		Capital Automotive REIT	49,680
100		Capital Southwest Corp	7,910
300		Cherokee, Inc	10,044
35		Commercial Net Lease Realty, Inc	646
400		Community Banks, Inc	9,996
400		Correctional Properties Trust	10,100
7,300		Cousins Properties, Inc	188,851
1,200		CRT Properties, Inc	26,136
900		Digital Realty Trust, Inc	12,933
800		Eastgroup Properties, Inc	30,160
100	*	Enstar Group, Inc	6,000
1,000		Entertainment Properties Trust	41,430
1,300		Equity One, Inc	26,767
900		Essex Property Trust, Inc	62,190
475		First Indiana Corp	11,495
300		Gladstone Capital Corp	6,366
300		Global Signal, Inc	8,988
300		Gramercy Capital Corp	5,850
600		Harris & Harris Group, Inc	7,224
1,300		Highland Hospitality Corp	13,455
1,238		Home Properties, Inc	48,034
2,900		IMPAC Mortgage Holdings, Inc	55,622
1,200		Innkeepers U.S.A. Trust	15,492
1,680		iShares Russell 2000 Index Fund	205,212
1,000		Kramont Realty Trust	23,400
2,700	*	La Quinta Corp	22,950
1,100		LaSalle Hotel Properties	31,955
1,800		Lexington Corporate Properties Trust	39,492
600		LTC Properties, Inc	10,410
1,400		Luminent Mortgage Capital, Inc	15,372
23,300		MFA Mortgage Investments, Inc	177,313
700		Mid-America Apartment Communities, Inc	25,550
800		Mission West Properties, Inc	8,480

TIAA-CREF Life Funds — Small-Cap Equity Fund

.SHARES			VALUE
4,600		National Health Investors, Inc	$119,508
4,820		New Century Financial Corp	225,672
6,800		Newcastle Investment Corp	201,280
1,000		Novastar Financial, Inc	36,010
4,600		Oriental Financial Group, Inc	107,732
500		Parkway Properties, Inc	23,350
600		PS Business Parks, Inc	24,180
1,000		RAIT Investment Trust	26,820
772		Redwood Trust, Inc	39,511
400		Saul Centers, Inc	12,800
11,200		Saxon Capital, Inc	192,640
2,100		Senior Housing Properties Trust	35,028
600		Sovran Self Storage, Inc	23,778
800		Strategic Hotel Capital, Inc	11,760
900		Sunstone Hotel Investors, Inc	19,305
1,834		Susquehanna Bancshares, Inc	44,713
1,000		Tanger Factory Outlet Centers, Inc	22,000
300	*	Tarragon Realty Investors, Inc	6,057
400		Universal Health Realty Income Trust	11,300
800		Urstadt Biddle Properties, Inc (Class A)	12,200
1,100		U-Store-It Trust	19,140
1,600		Washington Real Estate Investment Trust	46,000
100	v	Waypoint Financial Corp	2,819
1,000		Winston Hotels, Inc	11,700

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	3,099,335

HOTELS AND OTHER LODGING PLACES - 0.43%
595		Ameristar Casinos, Inc	32,535
3,700	*	Bluegreen Corp	47,545
1,700		Boyd Gaming Corp	88,655
400	*	Pinnacle Entertainment, Inc	6,680

		TOTAL HOTELS AND OTHER LODGING PLACES	175,415

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.48%
400	*	Aaon, Inc	6,584
1,000	*	Actuant Corp	44,920
4,000	*	Adaptec, Inc	19,160
1,000		Albany International Corp (Class A)	30,880
16,440	*	Axcelis Technologies, Inc	120,012
1,158		Black Box Corp	43,321
1,600	*	Brooks Automation, Inc	24,288
400		Bucyrus International, Inc (Class A)	15,624
400		Cascade Corp	14,000
1,105	*	Cymer, Inc	29,581
1,680	*	Dot Hill Systems Corp	9,996
200	*	Dril-Quip, Inc	6,148
2,025	*	Electronics For Imaging, Inc	36,126
3,100	*	Emulex Corp	58,404
800		Engineered Support Systems, Inc	42,816
990	*	EnPro Industries, Inc	27,225
900	*	Esterline Technologies Corp	31,095
600	*	Flanders Corp	6,768
2,000	*	Flowserve Corp	51,740
600	*	Gardner Denver, Inc	23,706
600	*	Hydril	35,046
1,900		IDEX Corp	76,665
1,700	*	InFocus Corp	9,758
2,820		Joy Global, Inc	98,869

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
500	*	Kadant, Inc	$9,275
1,400		Kennametal, Inc	66,486
1,015	*	Komag, Inc	22,685
1,900	*	Kulicke & Soffa Industries, Inc	11,951
1,200		Lincoln Electric Holdings, Inc	36,096
300		Lufkin Industries, Inc	14,487
1,100		Manitowoc Co, Inc	44,429
1,200	*	Micros Systems, Inc	44,052
194		Middleby Corp	9,584
900		Modine Manufacturing Co	26,397
200		Nacco Industries, Inc (Class A)	20,388
750	*	Netgear, Inc	11,317
1,000		Nordson Corp	36,820
2,500	*	Oil States International, Inc	51,375
1,000	*	Omnicell, Inc	7,210
577	*	Overland Storage, Inc	8,470
1,589	*	PalmOne, Inc	40,329
1,300	*	Paxar Corp	27,742
1,100	*	Presstek, Inc	8,492
300		Sauer-Danfoss, Inc	6,789
300		Schawk, Inc	5,475
2,999	*	Scientific Games Corp (Class A)	68,527
700	*	Semitool, Inc	7,140
400		Standex International Corp	10,920
1,100		Stewart & Stevenson Services, Inc	25,179
1,100	b*	Surebeam Corp (Class A)	16
600		Tecumseh Products Co (Class A)	23,766
1,800	*	Terex Corp	77,940
600		Thomas Industries, Inc	23,784
900		Toro Co	79,650
745	*	Ultratech, Inc	10,877
1,800	*	UNOVA, Inc	37,170
415		Woodward Governor Co	29,756
7,500	*	Xybernaut Corp	3,150
1,600		York International Corp	62,688

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,833,144

INSTRUMENTS AND RELATED PRODUCTS - 5.85%
800	*	Abaxis, Inc	7,080
700	*	Abiomed, Inc	7,406
300	*	ADE Corp	6,660
1,500	*	Advanced Medical Optics, Inc	54,315
800	*	Advanced Neuromodulation Systems, Inc	21,448
2,100	*	Align Technology, Inc	13,104
1,934	*	American Medical Systems Holdings, Inc	33,226
400		Analogic Corp	17,300
1,550		Arrow International, Inc	53,242
761	*	Arthrocare Corp	21,688
500	*	Aspect Medical Systems, Inc	10,795
800	*	August Technology Corp	9,376
550		BEI Technologies, Inc	13,184
886		Biolase Technology, Inc	7,531
700	*	Bio-Rad Laboratories, Inc (Class A)	34,097
1	*	Britesmile, Inc	4
3,106	*	Candela Corp	27,706
1,735	*	Cardiodynamics International Corp	5,066
1,700	*	Cepheid, Inc	16,439
300	*	Closure Medical Corp	8,010

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
1,500		Cognex Corp	$37,320
1,100	*	Coherent, Inc	37,136
800		Cohu, Inc	12,760
1,200	*	Conmed Corp	36,144
1,300	*	CTI Molecular Imaging, Inc	26,351
600	*	Cyberonics, Inc	26,502
1,051		Datascope Corp	32,140
700	*	Dionex Corp	38,150
3,300	*	DJ Orthopedics, Inc	82,665
900	*	DRS Technologies, Inc	38,250
600		EDO Corp	18,030
1,664	*	Encore Medical Corp	8,952
500	*	ESCO Technologies, Inc	40,175
700	*	Excel Technology, Inc	17,206
991	*	FEI Co	22,942
1,000	*	Formfactor, Inc	22,640
1,300	*	Haemonetics Corp	54,808
900	*	Hologic, Inc	28,687
491	*	ICU Medical, Inc	17,430
800	*	II-VI, Inc	13,952
900	*	Integra LifeSciences Holding	31,698
300	*	Intralase Corp	5,022
1,400	*	Intuitive Surgical, Inc	63,658
1,500		Invacare Corp	66,945
900	*	Ixia	16,011
5,500		Keithley Instruments, Inc	88,715
300	*	Kensey Nash Corp	8,124
1,099	*	Kyphon, Inc	27,662
700	*	Laserscope	22,218
300	*	LeCroy Corp	5,139
400	*	Measurement Specialties, Inc	9,200
430	*	Medical Action Industries, Inc	8,127
1,800		Mentor Corp	57,780
900	*	Merit Medical Systems, Inc	10,791
1,236	*	MKS Instruments, Inc	19,628
620	*	Molecular Devices Corp	11,780
600		Movado Group, Inc	11,100
888		MTS Systems Corp	25,779
2,266	*	Nanogen, Inc	7,886
900		Oakley, Inc	11,538
1,900	*	Orbital Sciences Corp	18,392
2,200	*	Orthovita, Inc	7,480
565	*	Palomar Medical Technologies, Inc	15,238
600	*	Photon Dynamics, Inc	11,436
806	*	Possis Medical, Inc	6,746
500	*	Rofin-Sinar Technologies, Inc	16,070
400	*	Rudolph Technologies, Inc	6,024
3,500	*	Sirf Technology Holdings, Inc	39,060
700	*	Sonic Solutions, Inc	10,535
600	*	SonoSite, Inc	15,588
3,700	*	Steris Corp	93,425
3,300	*	Sybron Dental Specialties, Inc	118,470
900		Sypris Solutions, Inc	9,648
1,657	*	Techne Corp	66,578
1,700	*	Thoratec Corp	20,774
1,900	*	Trimble Navigation Ltd	64,239
1,100	*	TriPath Imaging, Inc	7,744
1,300		United Industrial Corp	38,506

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
1,300	*	Varian, Inc	$49,257
1,126	*	Ventana Medical Systems, Inc	42,180
1,200	*	Viasys Healthcare, Inc	22,896
4,400	*	Visx, Inc	103,136
800		Vital Signs, Inc	31,912
1,018	*	Wright Medical Group, Inc	24,432
800		X-Rite, Inc	12,032
522		Young Innovations, Inc	19,131
1,000	*	Zoll Medical Corp	22,530
800	*	Zygo Corp	10,368

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,392,545

INSURANCE AGENTS, BROKERS AND SERVICE - 0.15%
600		Clark, Inc	9,288
1,300		National Financial Partners Corp	51,740

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	61,028

INSURANCE CARRIERS - 3.21%
1,000		21st Century Insurance Group	13,950
2,200		Affirmative Insurance Holdings, Inc	32,450
1,900	*	AMERIGROUP Corp	69,464
600		Bristol West Holdings, Inc	9,300
1,580	*	Centene Corp	47,384
1,436	*	Ceres Group, Inc	7,798
1,000		Commerce Group, Inc	61,980
1,000		Delphi Financial Group, Inc (Class A)	43,000
5,780		Direct General Corp	118,721
400		Donegal Group, Inc	7,268
300		Great American Financial Resources, Inc	5,082
700	*	HealthExtras, Inc	11,655
680		Independence Holding Co	12,261
3,759		Infinity Property & Casualty Corp	117,506
700		Landamerica Financial Group, Inc	35,021
393		Midland Co	12,383
400	*	Molina Healthcare, Inc	18,436
100	*	National Western Life Insurance Co (Class A)	17,094
300	*	Navigators Group, Inc	9,944
100		NYMAGIC, Inc	2,370
2,387	*	Ohio Casualty Corp	54,853
700	*	Philadelphia Consolidated Holding Corp	54,271
1,044		Presidential Life Corp	16,996
425		Safety Insurance Group, Inc	13,158
1,000		Selective Insurance Group, Inc	46,230
1,800	*	Sierra Health Services, Inc	114,912
2,900		State Auto Financial Corp	77,198
700		Stewart Information Services Corp	26,264
2,700		Tower Group, Inc	36,018
300	*	Triad Guaranty, Inc	15,783
4,600		UICI	111,550
500		United Fire & Casualty Co	16,915
300	*	WellCare Health Plans, Inc	9,138
1,300		Zenith National Insurance Corp	67,418

		TOTAL INSURANCE CARRIERS	1,313,771

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
300	*	Geo Group, Inc	8,574

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	8,574

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
LEATHER AND LEATHER PRODUCTS - 0.29%
700		Brown Shoe Co, Inc	$23,989
1,000		K-Swiss, Inc (Class A)	33,030
300	*	Steven Madden Ltd	5,007
100		Weyco Group, Inc	4,378
2,350		Wolverine World Wide, Inc	50,361

		TOTAL LEATHER AND LEATHER PRODUCTS	116,765

LEGAL SERVICES - 0.03%
300		Pre-Paid Legal Services, Inc	10,152

		TOTAL LEGAL SERVICES	10,152

LUMBER AND WOOD PRODUCTS - 0.04%
400		American Woodmark Corp	14,512

		TOTAL LUMBER AND WOOD PRODUCTS	14,512

METAL MINING - 0.54%
3,000		Cleveland-Cliffs, Inc	218,610

		TOTAL METAL MINING	218,610

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.07%
1,000		Blyth, Inc	31,840
500	*	Daktronics, Inc	10,825
6,918	*	Jakks Pacific, Inc	148,529
1,600	*	K2, Inc	22,000
1,000	*	Leapfrog Enterprises, Inc	11,350
1,100		Nautilus, Inc	26,136
400		Penn Engineering & Manufacturing Corp	7,220
729	*	RC2 Corp	24,786
1,380	*	Shuffle Master, Inc	39,965
1,800	*	Steinway Musical Instruments, Inc	53,928
1,900		Yankee Candle Co, Inc	60,230

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	436,809

MISCELLANEOUS RETAIL - 0.87%
1,000	*	1-800-Flowers.com, Inc (Class A)	7,570
800		Big 5 Sporting Goods Corp	19,760
300		Blair Corp	9,891
300	*	Build-A-Bear Workshop, Inc	9,195
1,100		Cash America International, Inc	24,123
800	*	Jill (J.) Group, Inc	11,008
468	*	Party City Corp	6,852
3,120	*	PC Connection, Inc	18,314
998	*	Priceline.com, Inc	25,150
400	*	Sharper Image Corp	6,644
800	*	Sports Authority, Inc	22,000
900	*	Systemax, Inc	4,896
900		World Fuel Services Corp	28,350
5,420	*	Zale Corp	161,082

		TOTAL MISCELLANEOUS RETAIL	354,835

MOTION PICTURES - 0.18%
300		Carmike Cinemas, Inc	11,184
2,010	*	Hollywood Entertainment Corp	26,472
1,231		Movie Gallery, Inc	35,305

		TOTAL MOTION PICTURES	72,961

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
NONDEPOSITORY INSTITUTIONS - 0.73%
3,300	*	Accredited Home Lenders Holding Co	$119,559
996		Advanta Corp (Class A)	20,717
2,413		Asta Funding, Inc	51,083
600		Beverly Hills Bancorp, Inc	6,432
400	*	Collegiate Funding Services LLC	6,232
700	*	CompuCredit Corp	18,634
200	b*	DVI, Inc	—
400	*	Encore Capital Group, Inc	5,820
300		Federal Agricultural Mortgage Corp (Class C)	5,247
400	*	First Cash Financial Services, Inc	8,468
1,300		MCG Capital Corp	20,001
300	*	Nelnet, Inc	9,549
600		NGP Capital Resources Co	9,648
625	*	World Acceptance Corp	15,950

		TOTAL NONDEPOSITORY INSTITUTIONS	297,340

NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
600		Compass Minerals International, Inc	15,270

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	15,270

OIL AND GAS EXTRACTION - 4.83%
400	*	Atwood Oceanics, Inc	26,616
700		Berry Petroleum Co (Class A)	36,015
1,050	*	Brigham Exploration Co	9,691
1,300		Cabot Oil & Gas Corp (Class A)	71,695
1,400	*	Cal Dive International, Inc	63,420
3,900	*	Cimarex Energy Co	152,100
1,400	*	Comstock Resources, Inc	40,236
2,200	*	Denbury Resources, Inc	77,506
700	*	Edge Petroleum Corp	11,592
1,000	*	Encore Acquisition Co	41,300
1,000	*	Energy Partners Ltd	25,970
1,700	*	Global Industries Ltd	15,980
7,200	*	Grey Wolf, Inc	47,376
2,900	*	Hanover Compressor Co	35,003
1,500	*	Harvest Natural Resources, Inc	17,835
1,700		Helmerich & Payne, Inc	67,473
3,600	*	Houston Exploration Co	205,020
2,000	b*	KCS Energy, Inc	30,720
4,600	*	Key Energy Services, Inc	52,762
3,500	*	Magnum Hunter Resources, Inc	56,385
38,670	*	Meridian Resource Corp	199,537
1,000	*	Oceaneering International, Inc	37,500
2,900	*	Parker Drilling Co	16,675
800		Penn Virginia Corp	36,720
200	v*	PetroCorp, Inc (Escrow)	—
1,353	*	Petroleum Development Corp	50,995
900	*	Remington Oil & Gas Corp	28,368
1,800		RPC, Inc	27,342
600	*	Seacor Smit, Inc	38,250
1,500	*	Southwestern Energy Co	85,140
4,300	*	Stone Energy Corp	208,851
1,900	*	Superior Energy Services, Inc	32,680
1,100	*	Swift Energy Co	31,284
900	*	Tetra Technologies, Inc	25,596
300	*	Todco	7,752
1,000	*	Transmontaigne, Inc	8,000
1,200	*	Veritas DGC, Inc	35,952
800	*	W-H Energy Services, Inc	19,144

		TOTAL OIL AND GAS EXTRACTION	1,974,481

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
PAPER AND ALLIED PRODUCTS - 0.24%
1,100	*	Buckeye Technologies, Inc	$11,880
1,100		Glatfelter	16,225
500		Greif, Inc (Class A)	34,840
1,300	*	Playtex Products, Inc	11,700
1,700		Wausau-Mosinee Paper Corp	24,038

		TOTAL PAPER AND ALLIED PRODUCTS	98,683

PERSONAL SERVICES - 0.38%
1,500	b*	Alderwoods Group, Inc	18,660
300		Angelica Corp	8,400
1,000	*	Coinstar, Inc	21,200
764		G & K Services, Inc (Class A)	30,782
3,000		Jackson Hewitt Tax Service, Inc	62,760
300		Unifirst Corp	11,970

		TOTAL PERSONAL SERVICES	153,772

PETROLEUM AND COAL PRODUCTS - 0.57%
1,000		Frontier Oil Corp	36,260
400	*	Giant Industries, Inc	10,280
1,300	*	Headwaters, Inc	42,666
900		Holly Corp	33,543
2,500	*	Tesoro Corp	92,550
600		WD-40 Co	19,494

		TOTAL PETROLEUM AND COAL PRODUCTS	234,793

PRIMARY METAL INDUSTRIES - 2.98%
4,200	*	AK Steel Holding Corp	46,452
1,000	*	Aleris International, Inc	24,950
1,800		Belden CDT, Inc	39,978
700	*	Brush Engineered Materials, Inc	13,321
1,000		Carpenter Technology Corp	59,410
700	*	Century Aluminum Co	21,182
8,300	*	CommScope, Inc	124,168
800		Curtiss-Wright Corp	45,600
700	*	Encore Wire Corp	7,140
900		Gibraltar Industries, Inc	19,746
1,000	*	Lone Star Technologies, Inc	39,430
1,200		Matthews International Corp (Class A)	39,312
1,600	*	Maverick Tube Corp	52,016
4,800		Mueller Industries, Inc	135,120
640		NN, Inc	7,885
700	*	NS Group, Inc	21,987
1,300	*	Oregon Steel Mills, Inc	29,900
1,000		Quanex Corp	53,320
1,000		Ryerson Tull, Inc	12,670
700		Schnitzer Steel Industries, Inc (Class A)	23,611
5,002		Steel Dynamics, Inc	172,319
1,600		Steel Technologies, Inc	38,384
3,000		Texas Industries, Inc	161,250
300	*	Titanium Metals Corp	10,800
1,000		Tredegar Corp	16,860

		TOTAL PRIMARY METAL INDUSTRIES	1,216,811

PRINTING AND PUBLISHING - 1.58%
2,400		American Greetings Corp (Class A)	61,152
1,600		Banta Corp	68,480

TIAA-CREF Life Funds — Small-Cap Eqiuty Fund

SHARES			VALUE
400	*	Consolidated Graphics, Inc	$21,040
350		Courier Corp	18,354
403		CSS Industries, Inc	14,730
2,200		Ennis, Inc	37,224
2,000		Harland (John H.) Co	68,720
7,400		Journal Communications, Inc	122,470
3,700	*	Journal Register Co	61,790
2,300	*	Primedia, Inc	10,005
300		Pulitzer, Inc	19,119
1,700		Reader’s Digest Association, Inc (Class A)	29,427
1,800		Thomas Nelson, Inc	42,570
2,000	*	Valassis Communications, Inc	69,920

		TOTAL PRINTING AND PUBLISHING	645,001

RAILROAD TRANSPORTATION - 0.16%
2,600	*	Genesee & Wyoming, Inc (Class A)	67,366

		TOTAL RAILROAD TRANSPORTATION	67,366

REAL ESTATE - 1.08%
1,000	*	CB Richard Ellis Group, Inc	34,990
200		Consolidated-Tomoka Land Co	11,446
5,200	*	Jones Lang LaSalle, Inc	242,580
20,462		Stewart Enterprises, Inc (Class A)	125,841
1,200	*	Trammell Crow Co	24,684

		TOTAL REAL ESTATE	439,541

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.70%
1,400		Aptargroup, Inc	72,772
400		Bandag, Inc	18,792
300	*	Deckers Outdoor Corp	10,722
5,800	*	Goodyear Tire & Rubber Co	77,430
1,100		Myers Industries, Inc	15,521
1,200		Schulman (A.), Inc	20,904
700	*	Skechers U.S.A., Inc (Class A)	10,836
1,000		Spartech Corp	19,850
2,000		Tupperware Corp	40,720

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	287,547

SECURITY AND COMMODITY BROKERS - 0.25%
900		Calamos Asset Management, Inc (Class A)	24,228
3,332	*	MarketAxess Holdings, Inc	37,218
800	*	Piper Jaffray Cos	29,272
600		SWS Group, Inc	9,618
9		Value Line, Inc	351

		TOTAL SECURITY AND COMMODITY BROKERS	100,687

SOCIAL SERVICES - 0.11%
1,000	*	Bright Horizons Family Solutions, Inc	33,740
800	*	Res-Care, Inc	10,008

		TOTAL SOCIAL SERVICES	43,748

SPECIAL TRADE CONTRACTORS - 0.38%
1,400	*	Comfort Systems U.S.A., Inc	10,850
4,300	*	Dycom Industries, Inc	98,857
500	*	EMCOR Group, Inc	23,410
300	*	Layne Christensen Co	5,181
2,200	*	Quanta Services, Inc	16,786

		TOTAL SPECIAL TRADE CONTRACTORS	155,084

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.30%
300		Ameron International Corp	$10,800
1,000		Apogee Enterprises, Inc	14,280
1,000	*	Cabot Microelectronics Corp	31,380
400		CARBO Ceramics, Inc	28,060
1,200	b*	USG Corp	39,792

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	124,312

TOBACCO PRODUCTS - 0.11%
1,000		Universal Corp (Virginia)	45,770

		TOTAL TOBACCO PRODUCTS	45,770

TRANSPORTATION BY AIR - 0.74%
1,600	*	ExpressJet Holdings, Inc	18,256
900		Forward Air Corp	38,322
1,314	*	Mesa Air Group, Inc	9,198
1,500	*	Offshore Logistics, Inc	49,980
13,207	*	Pinnacle Airlines Corp	140,258
286	*	Republic Airways Holdings, Inc	3,575
2,380		Skywest, Inc	44,244

		TOTAL TRANSPORTATION BY AIR	303,833

TRANSPORTATION EQUIPMENT - 1.19%
1,200	*	AAR Corp	16,320
500	*	Aftermarket Technology Corp	8,250
4,000		ArvinMeritor, Inc	61,880
1,000		Clarcor, Inc	51,960
300	*	Ducommun, Inc	6,000
200		Greenbrier Cos, Inc	7,018
700		Heico Corp	14,070
450		Marine Products Corp	7,564
3,600		Monaco Coach Corp	58,140
300		Noble International Ltd	6,798
300	*	Sequa Corp (Class A)	15,555
296	*	Strattec Security Corp	15,860
900		Superior Industries International, Inc	23,769
1,200	*	Teledyne Technologies, Inc	37,560
1,400		Thor Industries, Inc	41,874
600	*	Triumph Group, Inc	23,364
1,200		Wabash National Corp	29,280
1,500		Westinghouse Air Brake Technologies Corp	30,735
1,000		Winnebago Industries, Inc	31,600

		TOTAL TRANSPORTATION EQUIPMENT	487,597

TRANSPORTATION SERVICES - 0.25%
438		Ambassadors Group, Inc	14,638
1,500	*	EGL, Inc	34,200
302	*	HUB Group, Inc	18,926
600	*	Navigant International, Inc	8,196
1,100	*	Pacer International, Inc	26,279

		TOTAL TRANSPORTATION SERVICES	102,239

TRUCKING AND WAREHOUSING - 1.18%
3,100		Arkansas Best Corp	117,118
1,800		Heartland Express, Inc	34,470

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
2,400	*	Landstar System, Inc	$78,600
300	*	Marten Transport Ltd	6,399
700	*	Old Dominion Freight Line	21,805
5,520		Overnite Corp	176,585
613	*	SCS Transportation, Inc	11,396
1,900		Werner Enterprises, Inc	36,917

		TOTAL TRUCKING AND WAREHOUSING	483,290

WATER TRANSPORTATION - 0.46%
900	*	Kirby Corp	37,827
2,400		Overseas Shipholding Group, Inc	150,984

		TOTAL WATER TRANSPORTATION	188,811

WHOLESALE TRADE-DURABLE GOODS - 2.53%
7,300		Agilysys, Inc	143,518
600	*	Alliance Imaging, Inc	5,730
1,200	*	Anixter International, Inc	43,380
4,800		Applied Industrial Technologies, Inc	130,560
646	*	Audiovox Corp (Class A)	8,230
900	*	Aviall, Inc	25,200
600		Barnes Group, Inc	16,302
700	*	Brightpoint, Inc	13,111
200		Compx International, Inc	3,396
500	*	Department 56, Inc	8,730
900	*	Digi International, Inc	12,348
1,555	*	Global Imaging Systems, Inc	55,140
900		Handleman Co	17,064
6,670	*	Insight Enterprises, Inc	117,125
300	*	Insurance Auto Auctions, Inc	8,355
600	*	Keystone Automotive Industries, Inc	13,896
200		Lawson Products, Inc	9,360
783		Metal Management, Inc	20,107
2,000	*	Microtek Medical Holdings, Inc	7,160
13,330	*	Navarre Corp	105,974
1,600		Owens & Minor, Inc	43,440
2,800	*	PSS World Medical, Inc	31,836
1,000		Reliance Steel & Aluminum Co	40,010
500	*	Scansource, Inc	25,915
2,166		SCP Pool Corp	69,009
900		Watsco, Inc	37,890
800	*	WESCO International, Inc	22,400

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,035,186

WHOLESALE TRADE-NONDURABLE GOODS - 1.65%
5,500		Acuity Brands, Inc	148,500
1,000	*	Allscripts Healthcare Solutions, Inc	14,300
1,600		DIMON, Inc	10,000
300		Kenneth Cole Productions, Inc (Class A)	8,742
1,200	*	Men’s Wearhouse, Inc	50,652
6,758	*	Metals USA, Inc	132,389
2,000		Nu Skin Enterprises, Inc (Class A)	45,020
3,717		Perrigo Co	71,181
500	*	Perry Ellis International, Inc	11,220
1,000		Russell Corp	18,080
1,000	*	School Specialty, Inc	39,160
2,500	*	Smart & Final, Inc	30,400
300		Standard Commercial Corp	5,580
1,400		Stride Rite Corp	18,620

TIAA-CREF Life Funds — Small-Cap Equity Fund

SHARES			VALUE
1,410	*	United Stationers, Inc	$63,802
400		Valhi, Inc	7,860

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	675,506

		TOTAL COMMON STOCKS (Cost $39,556,435)	40,852,416

		TOTAL PORTFOLIO - 99.92% (Cost $39,556,435)	40,852,416

		OTHER ASSETS AND LIABILITIES, NET - 0.08%	32,412

		NET ASSETS - 100.00%	$40,884,828

*	Non-income producing

b	In bankruptcy

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2005

SHARES			VALUE
COMMON STOCKS - 97.83%
HOLDING AND OTHER INVESTMENT OFFICES - 84.99%
22,703		Aames Investment Corp	$186,165
9,100		Acadia Realty Trust	146,328
88,000		Affordable Residential Communities	1,113,200
17,986		Alexandria Real Estate Equities, Inc	1,157,939
12,300		AMB Property Corp	464,940
3,000		American Land Lease, Inc	69,420
48,000		Archstone-Smith Trust	1,637,280
50,000		Ashford Hospitality Trust, Inc	510,000
10,500		AvalonBay Communities, Inc	702,345
95,000		Bimini Mortgage Management, Inc (Class A)	1,315,750
22,500		BNP Residential Properties, Inc	360,000
25,000		Boston Properties, Inc	1,505,750
13,200		BRE Properties, Inc (Class A)	465,960
7,000		Camden Property Trust	329,210
10,500		Capital Automotive REIT	347,760
18,500		Capital Lease Funding, Inc	204,425
34,000		Catellus Development Corp	906,100
10,000		Cedar Shopping Centers, Inc	142,400
16,000		Centerpoint Properties Trust	656,000
17,500		Corporate Office Properties Trust	463,400
8,916		Correctional Properties Trust	225,129
20,000		Cousins Properties, Inc	517,400
15,000	v*	Crystal River Capital, Inc	375,000
25,000	v*	Deerfield Triarc Capital	375,000
21,200		Developers Diversified Realty Corp	842,700
37,800		Duke Realty Corp	1,128,330
35,000		Eagle Hospitality Properties Trust, Inc	313,950
196,000		ECC Capital Corp	1,176,000
19,000		Equity Inns, Inc	209,570
2,300		Equity Lifestyle Properties, Inc	81,075
38,434		Equity Residential	1,237,959
7,000		Essex Property Trust, Inc	483,700
17,500		Extra Space Storage, Inc	236,250
3,400		Federal Realty Investment Trust	164,390
56,000		Feldman Mall Properties, Inc	678,160
41,000		General Growth Properties, Inc	1,398,100
70,000		GMH Communities Trust	819,700
50,000		Gramercy Capital	975,000
41,500		Hersha Hospitality Trust	413,755
11,100		Home Properties, Inc	430,680
80,000		HomeBanc Corp	707,200
56,000		Host Marriott Corp	927,360
46,000		Innkeepers U.S.A. Trust	593,860
14,000		iStar Financial, Inc	576,520
25,000	v*	JER Investors Trust, Inc	375,000
14,000		Kimco Realty Corp	754,600
25,000	v*	KKR Financial Corp	250,000
41,000		LaSalle Hotel Properties	1,191,050
7,700		Liberty Property Trust	300,685
21,279		LTC Properties, Inc	369,191
16,300		Macerich Co	868,464

TIAA-CREF Life Funds — Real Estate Securities Fund

SHARES			VALUE
9,300		Mack-Cali Realty Corp	$393,855
21,000	*	Meristar Hospitality Corp	147,000
16,800		Mills Corp	888,720
90,000		Monmouth REIT (Class A)	759,690
3,500		New Century Financial Corp	163,870
29,000		Newcastle Investment Corp	858,400
5,000	*	NorthStar Realty Finance Corp	48,400
23,150		Novastar Financial, Inc	833,632
64,000		Omega Healthcare Investors, Inc	702,720
30,000	v*	Origen Financial Co	300,000
18,796		Origen Financial, Inc	129,880
10,500		Pan Pacific Retail Properties, Inc	595,875
12,000		Parkway Properties, Inc	560,400
30,000	v*	People’s Choice Financial	300,000
37,000		Prologis	1,372,700
8,400		Public Storage, Inc	478,296
22,000		Reckson Associates Realty Corp	675,400
25,000		Regency Centers Corp	1,190,750
30,000		Simon Property Group, Inc	1,817,400
69,000		Sizeler Property Investors	818,340
9,000		SL Green Realty Corp	505,980
57,000		Spirit Finance Corp	619,020
25,000	v*	Spirit Financial Corp	271,500
46,552		Strategic Hotel Capital, Inc	684,314
28,000		Sunset Financial Resources, Inc	273,280
10,000		Trizec Properties, Inc	190,000
33,200		United Dominion Realty Trust, Inc	692,884
35,000		U-Store-It Trust	609,000
25,000		Ventas, Inc	624,000
22,500		Vornado Realty Trust	1,558,575

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	50,744,031

HOTELS AND OTHER LODGING PLACES - 9.48%
25,000	v*	Diamondrock Hospitality Co	250,000
16,500	*	Fairmont Hotels & Resorts	546,810
26,500		Hilton Hotels Corp	592,275
19,827	*	Interstate Hotels & Resorts, Inc	95,566
395,000	*	Jameson Inns, Inc	580,650
98,594	*	Lodgian, Inc	1,010,588
43,023		Starwood Hotels & Resorts Worldwide, Inc	2,582,671

		TOTAL HOTELS AND OTHER LODGING PLACES	5,658,560

TIAA-CREF Life Funds — Real Estate Securities Fund

SHARES			VALUE
REAL ESTATE - 3.36%
14,000	*	Brookfield Properties Corp	$539,000
22,000	*	CB Richard Ellis Group, Inc	769,780
56,426		Thomas Properties Group, Inc	698,554

		TOTAL REAL ESTATE	2,007,334

		TOTAL COMMON STOCKS (Cost $58,330,051)	58,409,925

		TOTAL PORTFOLIO - 97.83% (Cost $58,330,051)	58,409,925
		OTHER ASSETS AND LIABILITIES, NET - 2.17%	1,294,671

		NET ASSETS - 100.00%	$59,704,596

*	Non-income producing

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2005

PRINCIPAL			RATE	MATURITY DATE	RATING	VALUE
BONDS - 98.56%
CORPORATE BONDS - 31.32%
ASSET BACKED - 18.45%
$1,000,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1A2)	3.777	01/25/22	Aaa	$994,694
500,000		Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/34	Baa2	489,975
250,000	v	CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	250,150
4,460,000		TRAINS	5.940	01/25/07	A3	4,549,155
4,080,000		TRAINS	6.962	01/15/12	A3	4,454,748
315,519		Wells Fargo Home Equity Trust Series 2004-2N (Class N1)	4.450	10/26/34	NR	315,231

		TOTAL ASSET BACKED				11,053,953

CHEMICALS AND ALLIED PRODUCTS - 0.33%
100,000	g	Clorox Co	5.000	01/15/15	A3	99,270
100,000		Procter & Gamble Co	4.950	08/15/14	Aa3	99,671

		TOTAL CHEMICALS AND ALLIED PRODUCTS				198,941

COMMUNICATIONS - 1.59%
100,000		BellSouth Corp	6.875	10/15/31	A1	110,662
100,000		British Telecommunications plc	8.875	12/15/30	Baa1	132,847
100,000		Comcast Corp (Guarantee Note)	7.050	03/15/33	Baa3	112,204
100,000		Deutsche Telekom International Finance BV (Guarantee Note)	8.750	06/15/30	Baa1	130,702
100,000		New Cingular Wireless Services, Inc (Sr Note)	8.750	03/01/31	Baa2	131,847
100,000		SBC Communications, Inc	6.150	09/15/34	A2	100,244
100,000		Sprint Capital Corp (Guarantee Note)	8.750	03/15/32	Baa3	129,809
100,000		Vodafone Group plc	6.250	11/30/32	A2	107,284

		TOTAL COMMUNICATIONS				955,599

DEPOSITORY INSTITUTIONS - 1.59%
100,000		Bank of America Corp (Sub Note)	4.750	08/15/13	Aa3	97,676
100,000		Citigroup, Inc	5.850	12/11/34	Aa1	102,245
212,000		Citigroup, Inc (Sub Note)	5.000	09/15/14	Aa2	208,183
100,000		JPMorgan Chase & Co (Sub Note)	5.125	09/15/14	A1	98,391
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3e	246,270
100,000		Wachovia Corp (Sub Note)	5.250	08/01/14	A1	100,039
100,000		Wells Fargo & Co (Sub Note)	4.950	10/16/13	Aa2	99,218

		TOTAL DEPOSITORY INSTITUTIONS				952,022

ELECTRIC, GAS, AND SANITARY SERVICES - 0.34%
100,000		FirstEnergy Corp	6.450	11/15/11	Baa3	105,505
100,000		Florida Power & Light Co (First Mortgage)	4.850	02/01/13	Aa3	99,392

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				204,897

GENERAL BUILDING CONTRACTORS - 0.17%
100,000		MDC Holdings, Inc (Guarantee Note)	5.500	05/15/13	Baa3	99,711

		TOTAL GENERAL BUILDING CONTRACTORS				99,711

GENERAL MERCHANDISE STORES - 0.21%
100,000		Wal-Mart Stores, Inc	7.550	02/15/30	Aa2	128,378

		TOTAL GENERAL MERCHANDISE STORES				128,378

TIAA-CREF Life Funds — Bond Fund

PRINCIPAL			RATE	MATURITY DATE	RATING	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 0.16%
$100,000	g	iStar Financial, Inc (Sr Note)	5.700	03/01/14	Baa3	$98,657

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				98,657

INSURANCE CARRIERS - 0.34%
100,000		Travelers Property Casualty Corp (Sr Note)	6.375	03/15/33	A3	103,230
100,000		WellPoint, Inc	3.500	09/01/07	Baa1	98,192

		TOTAL INSURANCE CARRIERS				201,422

METAL MINING - 0.32%
100,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	96,870
100,000	g	Corp Nacional del Cobre de Chile - CODELCO (Sr Note)	4.750	10/15/14	A2	94,878

		TOTAL METAL MINING				191,748

MOTION PICTURES - 0.36%
100,000		News America, Inc	5.300	12/15/14	Baa3	97,960
100,000		Time Warner, Inc (Guarantee Note)	7.700	05/01/32	Baa1	118,636

		TOTAL MOTION PICTURES				216,596

NONDEPOSITORY INSTITUTIONS - 0.82%
100,000		General Electric Capital Corp	5.875	02/15/12	Aaa	105,186
100,000		General Motors Acceptance Corp	6.750	12/01/14	Baa1	86,098
100,000		HSBC Finance Corp	4.125	11/16/09	A1	97,264
100,000		HSBC Finance Corp	6.375	11/27/12	A1	107,703
100,000		Toyota Motor Credit Corp	2.875	07/08/08	Aaa	95,383

		TOTAL NONDEPOSITORY INSTITUTIONS				491,634

OIL AND GAS EXTRACTION - 0.52%
100,000		EnCana Corp	6.500	08/15/34	Baa2	109,033
100,000		Enterprise Products Operating LP (Sr Note)	4.000	10/15/07	Baa3	97,903
100,000		Enterprise Products Operating LP (Sr Note)	6.650	10/15/34	Baa3	101,956

		TOTAL OIL AND GAS EXTRACTION				308,892

OTHER MORTGAGE BACKED SECURITIES - 4.38%
897,950		Bank of America Alternative Loan Trust Series 2004-7 (Class 2A1)	6.000	08/25/34	NR	911,420
400,000		Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	400,492
750,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	770,264
500,000		Merrill Lynch Mortgage Trust Series 2004-bpc1 (Class AJ)	4.922	10/12/41	NR	490,949
50,226	v	Option One Mortgage Securities Corp NIM Trust Series 2004-1A	3.040	04/26/09	Aaa	50,250

		TOTAL OTHER MORTGAGE BACKED SECURITIES				2,623,375

PAPER AND ALLIED PRODUCTS - 0.16%
100,000	g	Bemis Co	4.875	04/01/12	Baa1	98,318

		TOTAL PAPER AND ALLIED PRODUCTS				98,318

TIAA-CREF Life Funds — Bond Fund

PRINCIPAL			RATE	MATURITY DATE	RATING	VALUE
PETROLEUM AND COAL PRODUCTS - 0.18%
$100,000		ConocoPhillips (Guarantee Note)	5.900	10/15/32	A3	$105,173

		TOTAL PETROLEUM AND COAL PRODUCTS				105,173

PRINTING AND PUBLISHING - 0.35%
100,000		New York Times Co	5.000	03/15/15	A1	99,506
100,000		Viacom, Inc (Guarantee Note)	7.700	07/30/10	A3	111,397

		TOTAL PRINTING AND PUBLISHING				210,903

SECURITY AND COMMODITY BROKERS - 0.51%
100,000		Goldman Sachs Group, Inc	5.125	01/15/15	Aa3	$98,044
100,000		Lehman Brothers Holdings, Inc	4.800	03/13/14	A1	96,653
100,000		Morgan Stanley	6.600	04/01/12	Aa3	108,532

		TOTAL SECURITY AND COMMODITY BROKERS				303,229

TRANSPORTATION EQUIPMENT - 0.54%
100,000		Boeing Co	6.125	02/15/33	A3	107,182
100,000		DaimlerChrysler NA Holding Corp (Guarantee Note)	8.500	01/18/31	A3	119,669
100,000		General Dynamics Corp (Guarantee Note)	3.000	05/15/08	A2	96,017

		TOTAL TRANSPORTATION EQUIPMENT				322,868

		TOTAL CORPORATE BONDS (Cost $19,226,633)				18,766,316

GOVERNMENT BONDS - 67.24%
AGENCY SECURITIES - 14.80%
1,100,000		Federal Farm Credit Bank (FFCB)	4.125	04/15/09	Aaa	1,091,719
1,500,000		Federal Home Loan Mortgage Corp (FHLMC)	7.000	03/15/10	Aaa	1,664,837
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	5.875	03/21/11	Aa2	1,052,025
2,000,000		Federal National Mortgage Association (FNMA)	3.125	07/15/06	Aaa	1,982,832
2,000,000		Federal National Mortgage Association (FNMA)	5.250	04/15/07	Aaa	2,047,230
650,000		Federal National Mortgage Association (FNMA)	4.625	10/15/14	Aaa	637,776
340,000		Federal National Mortgage Association (FNMA)	6.210	08/06/38	Aaa	390,109

		TOTAL AGENCY SECURITIES				8,866,528

FOREIGN GOVERNMENT BONDS - 1.31%
100,000		Mexico Government International Bond	6.750	09/27/34	Baa1	97,500
100,000		Province of Ontario	4.500	02/03/15	Aa2	96,950
500,000	h	Province of Saskatchewan Canada (Deb)	7.375	07/15/13	Aa3	590,947

		TOTAL FOREIGN GOVERNMENT BONDS				785,397

MORTGAGE BACKED SECURITIES - 37.53%
524,575		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	06/01/18		525,428
656,726		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		657,439
660,054		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	07/01/33		647,655
439,826		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	11/01/33		431,564
843,713		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	11/01/33		863,785
608,218		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.500	08/01/34		631,234
741,366		Federal National Mortgage Association (FNMA)	6.294	12/01/08		768,399
1,980,871		Federal National Mortgage Association (FNMA)	4.560	01/01/15		1,934,389
522,311		Federal National Mortgage Association (FNMA)	6.000	02/01/18		539,733
248,481		Federal National Mortgage Association (FNMA)	5.500	04/01/18		253,500
553,751		Federal National Mortgage Association (FNMA)	5.500	04/01/18		564,936
173,202		Federal National Mortgage Association (FNMA)	5.500	05/01/18		176,701
1,640,453		Federal National Mortgage Association (FNMA)	5.000	01/01/19		1,641,348
415,559		Federal National Mortgage Association (FNMA)	5.500	02/01/24		419,922
923,135		Federal National Mortgage Association (FNMA)	5.500	07/01/24		931,777

TIAA-CREF Life Funds — Bond Fund

PRINCIPAL			RATE	MATURITY DATE	RATING	VALUE
$851,811		Federal National Mortgage Association (FNMA)	5.500	07/01/33		$854,631
1,281,237		Federal National Mortgage Association (FNMA)	5.500	07/01/33		1,285,480
447,509		Federal National Mortgage Association (FNMA)	4.500	08/01/33		425,280
756,930		Federal National Mortgage Association (FNMA)	6.000	10/01/33		773,899
2,300,359		Federal National Mortgage Association (FNMA)	5.500	11/01/33		2,307,976
1,745,875		Federal National Mortgage Association (FNMA)	5.000	03/01/34		1,711,831
967,329	h	Federal National Mortgage Association (FNMA)	5.000	03/01/34		946,471
1,477,869		Federal National Mortgage Association (FNMA)	5.500	11/01/34		1,481,025
723,030		Government National Mortgage Association (GNMA)	5.500	07/20/33		729,546
107,321		Government National Mortgage Association (GNMA)	5.000	03/15/34		105,991
443,433		Government National Mortgage Association (GNMA)	5.000	06/15/34		437,934
445,190		Government National Mortgage Association (GNMA)	5.000	11/15/34		439,669

		TOTAL MORTGAGE BACKED SECURITIES				22,487,543

U.S. TREASURY SECURITIES - 13.60%
1,870,000		U.S. Treasury Bond	8.000	11/15/21		2,541,068
389,000		U.S. Treasury Bond	5.375	02/15/31		424,251
581,365	k	U.S. Treasury Inflation Indexed Note	3.875	01/15/09		641,315
1,000,000		U.S. Treasury Note	3.750	03/31/07		999,219
800,000		U.S. Treasury Note	2.625	05/15/08		768,632
1,000,000		U.S. Treasury Note	4.000	06/15/09		996,010
500,000		U.S. Treasury Note	3.500	02/15/10		485,425
1,250,000		U.S. Treasury Note	3.625	05/15/13		1,186,738
110,000		U.S. Treasury Note	4.000	02/15/15		105,703

		TOTAL U.S. TREASURY SECURITIES				8,148,361

		TOTAL GOVERNMENT BONDS (Cost $40,674,342)				40,287,829

		TOTAL BONDS (Cost $59,900,975)				59,054,145

SHORT-TERM INVESTMENTS - 3.34%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.34%
2,000,000		Federal Home Loan Bank (FHLB)	2.400	04/01/05		1,999,852

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				1,999,852

		TOTAL SHORT-TERM INVESTMENTS (Cost $2,000,000)				1,999,852

		TOTAL PORTFOLIO - 101.90% (Cost $61,900,975)				61,053,997
		OTHER ASSETS AND LIABILITIES, NET - (1.90%)				(1,139,281)

		NET ASSETS - 100.00%				$59,914,716

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At March 31, 2005, the value of these securities amounted to $391,123 or 0.65% of net assets.

h	These securities were purchased on a delayed delivery basis.

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

v	Security valued at fair value.

For ease of presentation, we have grouped a number of industry classification categories together in the Statement of Investments. Note that the Funds use more specific industry categories in following their investment limitations on industry concentration.

TIAA-CREF Life Funds — Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

STATEMENT OF INVESTMENTS (Unaudited)

March 31, 2005

PRINCIPAL			RATE	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 99.95%
CERTIFICATE OF DEPOSIT - 3.65%
$500,000		Abbey National North America LLC	2.740	05/18/05	$500,006
800,000		Toronto Dominion Bank	3.160	09/14/05	800,000

		TOTAL CERTIFICATE OF DEPOSIT			1,300,006

COMMERCIAL PAPER - 60.39%
800,000		ABN Amro North America Finance, Inc	2.770	05/04/05	797,969
600,000		American Honda Finance Corp	2.630	04/19/05	599,211
800,000		Barclays U.S. Funding Corp	2.680	05/02/05	798,154
800,000	c	Beta Finance, Inc	3.020	06/30/05	793,960
800,000	c	CC (USA), Inc	2.850	05/27/05	796,466
700,000		Ciesco LP	2.980	06/13/05	695,770
800,000	c	Corporate Asset Funding Corp, Inc	2.700	04/20/05	798,864
500,000	c	Dorada Finance, Inc	2.710	05/13/05	498,378
800,000	c	Edison Asset Securitization, LLC	2.880	06/07/05	795,712
800,000		Fcar Owner Trust I	2.500	04/07/05	799,667
600,000		General Electric Capital Corp	2.910	05/23/05	597,478
800,000		Goldman Sachs Group, Lp	2.830	05/26/05	796,541
800,000	c	Govco, Inc	2.600	04/19/05	798,960
250,000	c	Greyhawk Funding LLC	2.700	04/22/05	249,606
500,000	c	Greyhawk Funding LLC	2.720	05/18/05	498,224
670,000	c	Harrier Finance Funding LLC	2.660	04/25/05	668,812
800,000	c	Kimberly Clark Worldwide, Inc	2.740	04/26/05	798,514
800,000		Morgan Stanley Dean Witter	2.730	04/14/05	799,211
705,000		Paccar Financial Corp	2.750	05/12/05	702,792
760,000	c	Park Avenue Receivables Corp	2.650	04/04/05	759,837
800,000	c	Preferred Receivables Fundng	2.830	05/12/05	797,422
800,000	c	Private Export Funding Corp	2.480	04/20/05	798,953
800,000	c	Proctor & Gamble	2.720	05/16/05	797,280
800,000		Rabobank USA Finance Corp	2.560	04/01/05	800,000
490,000	c	Scaldis Capital LLC	2.540	04/11/05	489,654
300,000	c	Scaldis Capital LLC	2.760	06/08/05	298,436
340,000	c	Sherwin-Williams Co	2.780	04/27/05	339,341
800,000	c	Sigma Finance, Inc	2.570	04/11/05	799,427
365,000		UBS Finance, (Delaware), Inc	2.790	05/03/05	364,131
400,000		UBS Finance, (Delaware), Inc	2.920	06/02/05	398,071
800,000	c	Variable Funding Capital Corp	2.780	04/21/05	798,764
800,000	c	Yorktown Capital, LLC	2.990	06/27/05	794,219

		TOTAL COMMERCIAL PAPER			21,519,824

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 35.91%
57,000		Federal Farm Credit Bank (FFCB)	2.660	06/30/05	56,621
4,110,000		Federal Home Loan Bank (FHLB)	2.400	04/01/05	4,110,000
990,000		Federal Home Loan Bank (FHLB)	2.660	04/06/05	989,655
151,000		Federal Home Loan Bank (FHLB)	2.520	05/06/05	150,347
705,000		Federal Home Loan Bank (FHLB)	2.970	07/11/05	699,126
332,000		Federal Home Loan Bank (FHLB)	2.950	07/29/05	328,763
942,000		Federal Home Loan Mortgage Corp (FHLMC)	2.640	04/05/05	941,735
1,000,000		Federal Home Loan Mortgage Corp (FHLMC)	2.680	04/12/05	999,230
300,000		Federal Home Loan Mortgage Corp (FHLMC)	2.810	05/11/05	299,063

TIAA-CREF Life Funds — Money Market Fund

PRINCIPAL		RATE	MATURITY DATE	VALUE
$900,000	Federal Home Loan Mortgage Corp (FHLMC)	2.930	06/20/05	$894,280
405,000	Federal Home Loan Mortgage Corp (FHLMC)	2.720	08/23/05	399,929
1,550,000	Federal National Mortgage Association (FNMA)	2.600	04/01/05	1,550,000
32,000	Federal National Mortgage Association (FNMA)	2.555	04/20/05	31,955
700,000	Federal National Mortgage Association (FNMA)	2.680	05/04/05	698,075
500,000	Federal National Mortgage Association (FNMA)	2.730	05/11/05	498,444
52,000	Federal National Mortgage Association (FNMA)	2.710	06/01/05	51,761
98,000	Federal National Mortgage Association (FNMA)	3.220	09/14/05	96,545

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			12,795,529

	TOTAL SHORT-TERM INVESTMENTS (Cost $35,615,359)			35,615,359

	TOTAL PORTFOLIO - 99.95% (Cost $35,615,359)			35,615,359
	OTHER ASSETS AND LIABILITIES, NET - 0.05%			18,448

	NET ASSETS - 100.00%			$35,633,807

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

Item 2. Controls and Procedures.

(a) Evaluation of disclosure controls and procedures. An evaluation was performed within 90 days from the date hereof under the supervision of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the principal executive officer and principal financial officer, concluded that the registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) Changes in internal controls. There were no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: May 23, 2005	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 23, 2005	By:	/s/ Herbert M. Allison, Jr.
Herbert M. Allison, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: May 23, 2005	By:	/s/ Russell Noles
Russell Noles
Vice President and Acting Chief Financial Officer,
Teachers Insurance and Annuity Association of
America
(acting principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer (EX-99.CERT)

3(b) Section 302 certification of the principal financial officer (EX-99.CERT)